Report of Independent Registered Public Accounting Firm

To the Board of Directors of ReliaStar Life Insurance Company and Contract Owners of Separate Account N of ReliaStar Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Separate Account N of ReliaStar Life Insurance Company (the Separate Account), as of December 31, 2022, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/S/ ERNST & YOUNG LLP

We have served as the Separate Accounts Auditor since 2001.
San Antonio, TX
April 5, 2023

Appendix

Subaccounts comprising Separate Account N of ReliaStar Life Insurance Company

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Invesco V.I. Main Street Small Cap Fund - Series I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds Insurance Series® Growth Fund - Class 2
American Funds Insurance Series® Growth-Income Fund - Class 2
American Funds Insurance Series® International Fund - Class 2
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Government Money Market Portfolio - Initial Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Franklin Small Cap Value VIP Fund - Class 2
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares
PIMCO VIT Real Return Portfolio - Administrative Class
Pioneer High Yield VCT Portfolio - Class I
Voya Balanced Portfolio - Class I
Voya Government Money Market Portfolio - Class I
Voya Intermediate Bond Portfolio - Class I
Voya Government Liquid Assets Portfolio - Class I
Voya High Yield Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Limited Maturity Bond Portfolio - Service Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® CBRE Global Real Estate Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Service Class 2
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Institutional Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Institutional Class
Voya Global Bond Portfolio - Service Class
Voya International High Dividend Low Volatility Portfolio - Initial Class
Voya International High Dividend Low Volatility Portfolio - Service Class
Voya Solution 2025 Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2035 Portfolio - Initial Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2045 Portfolio - Initial Class
Voya Solution 2045 Portfolio - Service Class

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Voya Solution Income Portfolio - Initial Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Voya Solution Income Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Initial Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Initial Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Invesco Comstock Portfolio - Initial Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® Invesco Global Portfolio - Initial Class
VY® Invesco Global Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Growth and Income Portfolio - Class I
Voya Global High Dividend Low Volatility Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class I
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Small Company Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class I
Wanger Acorn
Wanger Select

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Invesco V.I. Main Street Small Cap Fund - Series I	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	Fidelity® VIP Equity-Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$215	$21,534	$11,090	$6,209	$25,275
Total assets	215	21,534	11,090	6,209	25,275
Net assets	$215	$21,534	$11,090	$6,209	$25,275

Net assets
Accumulation units	$215	$21,534	$11,090	$6,209	$25,275
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$215	$21,534	$11,090	$6,209	$25,275

Total number of mutual fund shares	9,308	285,609	224,229	407,726	1,072,826

Cost of mutual fund shares	$228	$23,062	$10,684	$7,688	$23,879

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2
Assets
Investments in mutual funds
at fair value	$71,852	$93,304	$5,227	$9,191	$4,089
Total assets	71,852	93,304	5,227	9,191	4,089
Net assets	$71,852	$93,304	$5,227	$9,191	$4,089

Net assets
Accumulation units	$71,852	$93,304	$5,227	$9,191	$4,089
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$71,852	$93,304	$5,227	$9,191	$4,089

Total number of mutual fund shares	1,896,893	248,966	5,227,023	851,011	326,343

Cost of mutual fund shares	$65,852	$48,274	$5,227	$11,028	$4,796

The accompanying notes are an integral part of these financial statements.
4

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$2,092	$3,936	$8,747	$2,673	$435
Total assets	2,092	3,936	8,747	2,673	435
Net assets	$2,092	$3,936	$8,747	$2,673	$435

Net assets
Accumulation units	$2,092	$3,936	$8,747	$2,673	$435
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,092	$3,936	$8,747	$2,673	$435

Total number of mutual fund shares	90,661	146,881	760,676	339,252	33,346

Cost of mutual fund shares	$2,182	$3,625	$9,569	$3,087	$425

	Voya Government Money Market Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$201	$11,706	$1,580	$4,857	$32,771
Total assets	201	11,706	1,580	4,857	32,771
Net assets	$201	$11,706	$1,580	$4,857	$32,771

Net assets
Accumulation units	$201	$11,706	$1,580	$4,857	$32,771
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$201	$11,706	$1,580	$4,857	$32,771

Total number of mutual fund shares	200,880	1,101,284	1,579,679	589,515	3,317,059

Cost of mutual fund shares	$201	$14,127	$1,580	$5,721	$52,171

The accompanying notes are an integral part of these financial statements.
5

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® CBRE Global Real Estate Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$1,488	$4,461	$3,150	$2,276	$3,960
Total assets	1,488	4,461	3,150	2,276	3,960
Net assets	$1,488	$4,461	$3,150	$2,276	$3,960

Net assets
Accumulation units	$1,488	$4,461	$3,150	$2,276	$3,960
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,488	$4,461	$3,150	$2,276	$3,960

Total number of mutual fund shares	162,584	852,903	331,893	144,253	420,827

Cost of mutual fund shares	$2,460	$6,133	$3,356	$2,406	$4,690

	VY® Invesco Growth and Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class 2	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$9,762	$363	$6,816	$19,373	$68,989
Total assets	9,762	363	6,816	19,373	68,989
Net assets	$9,762	$363	$6,816	$19,373	$68,989

Net assets
Accumulation units	$9,762	$363	$6,816	$19,373	$68,989
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$9,762	$363	$6,816	$19,373	$68,989

Total number of mutual fund shares	456,816	17,197	579,156	1,365,304	2,778,578

Cost of mutual fund shares	$10,458	$384	$9,647	$23,918	$76,128

The accompanying notes are an integral part of these financial statements.
6

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya International High Dividend Low Volatility Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$8,013	$520	$153	$4,341	$222
Total assets	8,013	520	153	4,341	222
Net assets	$8,013	$520	$153	$4,341	$222

Net assets
Accumulation units	$8,013	$520	$153	$4,341	$222
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$8,013	$520	$153	$4,341	$222

Total number of mutual fund shares	806,200	51,370	18,709	479,150	24,714

Cost of mutual fund shares	$9,040	$600	$200	$5,195	$254

	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$4,698	$254	$8,919	$292	$4,477
Total assets	4,698	254	8,919	292	4,477
Net assets	$4,698	$254	$8,919	$292	$4,477

Net assets
Accumulation units	$4,698	$254	$8,919	$292	$4,477
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$4,698	$254	$8,919	$292	$4,477

Total number of mutual fund shares	543,161	29,885	1,006,732	33,599	516,425

Cost of mutual fund shares	$6,058	$330	$11,468	$365	$5,746

The accompanying notes are an integral part of these financial statements.
7

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$157	$2,208	$378	$4,239	$87
Total assets	157	2,208	378	4,239	87
Net assets	$157	$2,208	$378	$4,239	$87

Net assets
Accumulation units	$157	$2,208	$378	$4,239	$87
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$157	$2,208	$378	$4,239	$87

Total number of mutual fund shares	18,678	230,450	39,885	356,213	7,480

Cost of mutual fund shares	$200	$2,654	$453	$4,315	$89

	VY® Baron Growth Portfolio - Initial Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Initial Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Invesco Comstock Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$6,800	$232	$1,625	$82	$6,620
Total assets	6,800	232	1,625	82	6,620
Net assets	$6,800	$232	$1,625	$82	$6,620

Net assets
Accumulation units	$6,800	$232	$1,625	$82	$6,620
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$6,800	$232	$1,625	$82	$6,620

Total number of mutual fund shares	279,150	10,634	102,377	5,406	316,140

Cost of mutual fund shares	$7,588	$271	$1,933	$106	$5,473
;

The accompanying notes are an integral part of these financial statements.
8

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Global Portfolio - Initial Class	VY® Invesco Global Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$120	$12,411	$748	$31,224	$376
Total assets	120	12,411	748	31,224	376
Net assets	$120	$12,411	$748	$31,224	$376

Net assets
Accumulation units	$120	$12,411	$748	$31,224	$376
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$120	$12,411	$748	$31,224	$376

Total number of mutual fund shares	5,725	303,085	18,440	2,054,308	26,432

Cost of mutual fund shares	$93	$13,323	$806	$36,452	$488

	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$6,772	$133	$46,696	$524	$8,730
Total assets	6,772	133	46,696	524	8,730
Net assets	$6,772	$133	$46,696	$524	$8,730

Net assets
Accumulation units	$6,772	$133	$46,694	$524	$8,730
Contracts in payout (annuitization)	—	—	2	—	—
Total net assets	$6,772	$133	$46,696	$524	$8,730

Total number of mutual fund shares	444,948	8,928	5,455,326	66,921	148,319

Cost of mutual fund shares	$7,819	$150	$60,677	$712	$12,685

The accompanying notes are an integral part of these financial statements.
9

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	VY® T. Rowe Price Growth Equity Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$592	$4,617	$10,065	$13,333	$6,032
Total assets	592	4,617	10,065	13,333	6,032
Net assets	$592	$4,617	$10,065	$13,333	$6,032

Net assets
Accumulation units	$592	$4,617	$10,065	$13,333	$6,032
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$592	$4,617	$10,065	$13,333	$6,032

Total number of mutual fund shares	10,988	438,479	838,808	1,151,429	357,365

Cost of mutual fund shares	$904	$5,451	$11,494	$15,434	$8,846

	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$10,845	$4,764	$6,696	$4,767	$11,188
Total assets	10,845	4,764	6,696	4,767	11,188
Net assets	$10,845	$4,764	$6,696	$4,767	$11,188

Net assets
Accumulation units	$10,845	$4,764	$6,696	$4,767	$11,188
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$10,845	$4,764	$6,696	$4,767	$11,188

Total number of mutual fund shares	986,879	227,313	386,853	244,230	1,128,960

Cost of mutual fund shares	$9,710	$5,599	$7,355	$5,252	$10,546

The accompanying notes are an integral part of these financial statements.
10

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Small Company Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$51,199	$9,125	$1,889	$13	$27,684
Total assets	51,199	9,125	1,889	13	27,684
Net assets	$51,199	$9,125	$1,889	$13	$27,684

Net assets
Accumulation units	$51,199	$9,125	$1,889	$13	$27,681
Contracts in payout (annuitization)	—	—	—	—	3
Total net assets	$51,199	$9,125	$1,889	$13	$27,684

Total number of mutual fund shares	1,112,100	347,616	60,513	1,009	6,719,773

Cost of mutual fund shares	$26,453	$6,164	$2,120	$14	$43,910

	Voya SmallCap Opportunities Portfolio - Class I	Wanger Acorn	Wanger Select
Assets
Investments in mutual funds
at fair value	$11,449	$2,959	$2,177
Total assets	11,449	2,959	2,177
Net assets	$11,449	$2,959	$2,177

Net assets
Accumulation units	$11,449	$2,959	$2,177
Contracts in payout (annuitization)	—	—	—
Total net assets	$11,449	$2,959	$2,177

Total number of mutual fund shares	700,683	270,241	350,579

Cost of mutual fund shares	$16,041	$4,987	$4,124

The accompanying notes are an integral part of these financial statements.
11

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Invesco V.I. Main Street Small Cap Fund - Series I	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$2	$80	$153	$117	$488
Expenses:
Mortality and expense risk charges	4	354	172	99	369
Net investment income (loss)	(2)	(274)	(19)	18	119

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	24	643	160	(252)	233
Capital gains distributions	35	3,651	1,221	991	858
Total realized gain (loss) on investments
and capital gains distributions	59	4,294	1,381	739	1,091
Net unrealized appreciation
(depreciation) of investments	(118)	(14,129)	(3,958)	(2,716)	(3,060)
Net realized and unrealized gain (loss)
on investments	(59)	(9,835)	(2,577)	(1,977)	(1,969)
Net increase (decrease) in net assets
resulting from operations	$(61)	$(10,109)	$(2,596)	$(1,959)	$(1,850)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2
Net investment income (loss)
Investment income:
Dividends	$405	$1,487	$77	$219	$42
Expenses:
Mortality and expense risk charges	1,155	1,438	76	140	60
Net investment income (loss)	(750)	49	1	79	(18)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,114	6,818	—	(164)	(72)
Capital gains distributions	3,873	811	—	537	798
Total realized gain (loss) on investments
and capital gains distributions	8,987	7,629	—	373	726
Net unrealized appreciation
(depreciation) of investments	(37,171)	(31,149)	—	(2,045)	(1,260)
Net realized and unrealized gain (loss)
on investments	(28,184)	(23,520)	—	(1,672)	(534)
Net increase (decrease) in net assets
resulting from operations	$(28,934)	$(23,471)	$1	$(1,593)	$(552)

The accompanying notes are an integral part of these financial statements.
12

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$18	$19	$714	$145	$9
Expenses:
Mortality and expense risk charges	30	60	141	40	7
Net investment income (loss)	(12)	(41)	573	105	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	39	128	(82)	(53)	10
Capital gains distributions	134	395	—	—	63
Total realized gain (loss) on investments
and capital gains distributions	173	523	(82)	(53)	73
Net unrealized appreciation
(depreciation) of investments	(466)	(1,465)	(1,950)	(454)	(183)
Net realized and unrealized gain (loss)
on investments	(293)	(942)	(2,032)	(507)	(110)
Net increase (decrease) in net assets
resulting from operations	$(305)	$(983)	$(1,459)	$(402)	$(108)

	Voya Government Money Market Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$3	$364	$23	$301	$—
Expenses:
Mortality and expense risk charges	3	183	20	74	545
Net investment income (loss)	—	181	3	227	(545)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(276)	—	(80)	(1,409)
Capital gains distributions	—	37	—	—	12,948
Total realized gain (loss) on investments
and capital gains distributions	—	(239)	—	(80)	11,539
Net unrealized appreciation
(depreciation) of investments	—	(2,280)	—	(964)	(26,810)
Net realized and unrealized gain (loss)
on investments	—	(2,519)	—	(1,044)	(15,271)
Net increase (decrease) in net assets
resulting from operations	$—	$(2,338)	$3	$(817)	$(15,816)

The accompanying notes are an integral part of these financial statements.
13

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® CBRE Global Real Estate Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$—	$68	$54	$32	$152
Expenses:
Mortality and expense risk charges	24	63	47	35	64
Net investment income (loss)	(24)	5	7	(3)	88

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(8)	(246)	(22)	101	(26)
Capital gains distributions	588	2,546	—	240	236
Total realized gain (loss) on investments
and capital gains distributions	580	2,300	(22)	341	210
Net unrealized appreciation
(depreciation) of investments	(1,263)	(2,513)	(205)	(908)	(1,755)
Net realized and unrealized gain (loss)
on investments	(683)	(213)	(227)	(567)	(1,545)
Net increase (decrease) in net assets
resulting from operations	$(707)	$(208)	$(220)	$(570)	$(1,457)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class 2	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$131	$4	$—	$1	$923
Expenses:
Mortality and expense risk charges	144	5	106	296	1,050
Net investment income (loss)	(13)	(1)	(106)	(295)	(127)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(275)	5	(172)	(320)	523
Capital gains distributions	1,301	48	2,091	3,707	9,155
Total realized gain (loss) on investments
and capital gains distributions	1,026	53	1,919	3,387	9,678
Net unrealized appreciation
(depreciation) of investments	(1,809)	(79)	(4,541)	(7,848)	(20,948)
Net realized and unrealized gain (loss)
on investments	(783)	(26)	(2,622)	(4,461)	(11,270)
Net increase (decrease) in net assets
resulting from operations	$(796)	$(27)	$(2,728)	$(4,756)	$(11,397)

The accompanying notes are an integral part of these financial statements.
14

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Institutional Class	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$177	$10	$163	$4	$205
Expenses:
Mortality and expense risk charges	118	7	77	2	62
Net investment income (loss)	59	3	86	2	143

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(230)	(5)	(101)	(2)	(75)
Capital gains distributions	848	52	1,281	—	—
Total realized gain (loss) on investments
and capital gains distributions	618	47	1,180	(2)	(75)
Net unrealized appreciation
(depreciation) of investments	(1,081)	(73)	(3,469)	(37)	(574)
Net realized and unrealized gain (loss)
on investments	(463)	(26)	(2,289)	(39)	(649)
Net increase (decrease) in net assets
resulting from operations	$(404)	$(23)	$(2,203)	$(37)	$(506)

	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$12	$221	$11	$408	$21
Expenses:
Mortality and expense risk charges	4	71	4	131	6
Net investment income (loss)	8	150	7	277	15

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(26)	63	—	(60)	(67)
Capital gains distributions	—	711	39	1,463	80
Total realized gain (loss) on investments
and capital gains distributions	(26)	774	39	1,403	13
Net unrealized appreciation
(depreciation) of investments	(13)	(2,023)	(105)	(3,800)	(140)
Net realized and unrealized gain (loss)
on investments	(39)	(1,249)	(66)	(2,397)	(127)
Net increase (decrease) in net assets
resulting from operations	$(31)	$(1,099)	$(59)	$(2,120)	$(112)

The accompanying notes are an integral part of these financial statements.
15

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$202	$7	$103	$16	$60
Expenses:
Mortality and expense risk charges	66	2	35	6	60
Net investment income (loss)	136	5	68	10	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(65)	—	(4)	—	51
Capital gains distributions	811	29	241	40	713
Total realized gain (loss) on investments
and capital gains distributions	746	29	237	40	764
Net unrealized appreciation
(depreciation) of investments	(2,016)	(75)	(764)	(124)	(1,072)
Net realized and unrealized gain (loss)
on investments	(1,270)	(46)	(527)	(84)	(308)
Net increase (decrease) in net assets
resulting from operations	$(1,134)	$(41)	$(459)	$(74)	$(308)

	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Initial Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Initial Class	VY® Columbia Contrarian Core Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$1	$—	$—	$11	$—
Expenses:
Mortality and expense risk charges	1	101	3	29	1
Net investment income (loss)	—	(101)	(3)	(18)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(48)	1	(157)	(1)
Capital gains distributions	15	714	27	318	15
Total realized gain (loss) on investments
and capital gains distributions	15	666	28	161	14
Net unrealized appreciation
(depreciation) of investments	(20)	(2,871)	(101)	(638)	(33)
Net realized and unrealized gain (loss)
on investments	(5)	(2,205)	(73)	(477)	(19)
Net increase (decrease) in net assets
resulting from operations	$(5)	$(2,306)	$(76)	$(495)	$(20)

The accompanying notes are an integral part of these financial statements.
16

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Global Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$120	$2	$223	$12	$—
Expenses:
Mortality and expense risk charges	93	2	187	11	504
Net investment income (loss)	27	—	36	1	(504)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	215	6	(99)	(1)	1,546
Capital gains distributions	16	—	1,895	109	5,318
Total realized gain (loss) on investments
and capital gains distributions	231	6	1,796	108	6,864
Net unrealized appreciation
(depreciation) of investments	(307)	(7)	(3,149)	(183)	(22,592)
Net realized and unrealized gain (loss)
on investments	(76)	(1)	(1,353)	(75)	(15,728)
Net increase (decrease) in net assets
resulting from operations	$(49)	$(1)	$(1,317)	$(74)	$(16,232)

	VY® Invesco Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$82	$1	$—	$—
Expenses:
Mortality and expense risk charges	7	101	2	725	8
Net investment income (loss)	(7)	(19)	(1)	(725)	(8)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9)	(173)	(4)	582	6
Capital gains distributions	74	1,140	23	12,250	142
Total realized gain (loss) on investments
and capital gains distributions	65	967	19	12,832	148
Net unrealized appreciation
(depreciation) of investments	(273)	(1,705)	(35)	(29,435)	(329)
Net realized and unrealized gain (loss)
on investments	(208)	(738)	(16)	(16,603)	(181)
Net increase (decrease) in net assets
resulting from operations	$(215)	$(757)	$(17)	$(17,328)	$(189)

The accompanying notes are an integral part of these financial statements.
17

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$—	$—	$178	$347	$452
Expenses:
Mortality and expense risk charges	152	11	71	153	210
Net investment income (loss)	(152)	(11)	107	194	242

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(1)	(29)	83	(26)
Capital gains distributions	1,820	134	400	1,375	1,520
Total realized gain (loss) on investments
and capital gains distributions	1,819	133	371	1,458	1,494
Net unrealized appreciation
(depreciation) of investments	(8,080)	(569)	(1,512)	(4,293)	(5,173)
Net realized and unrealized gain (loss)
on investments	(6,261)	(436)	(1,141)	(2,835)	(3,679)
Net increase (decrease) in net assets
resulting from operations	$(6,413)	$(447)	$(1,034)	$(2,641)	$(3,437)

	Voya Growth and Income Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$73	$310	$44	$67	$49
Expenses:
Mortality and expense risk charges	92	159	73	102	72
Net investment income (loss)	(19)	151	(29)	(35)	(23)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(391)	194	87	(160)	(46)
Capital gains distributions	852	384	1,260	1,573	804
Total realized gain (loss) on investments
and capital gains distributions	461	578	1,347	1,413	758
Net unrealized appreciation
(depreciation) of investments	(1,635)	(1,542)	(2,554)	(2,718)	(1,641)
Net realized and unrealized gain (loss)
on investments	(1,174)	(964)	(1,207)	(1,305)	(883)
Net increase (decrease) in net assets
resulting from operations	$(1,193)	$(813)	$(1,236)	$(1,340)	$(906)

The accompanying notes are an integral part of these financial statements.
18

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$1	$53	$263	$68	$—
Expenses:
Mortality and expense risk charges	73	13	858	142	29
Net investment income (loss)	(72)	40	(595)	(74)	(29)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(121)	5,091	542	39
Capital gains distributions	—	—	5,207	389	207
Total realized gain (loss) on investments
and capital gains distributions	—	(121)	10,298	931	246
Net unrealized appreciation
(depreciation) of investments	634	(311)	(34,072)	(3,409)	(977)
Net realized and unrealized gain (loss)
on investments	634	(432)	(23,774)	(2,478)	(731)
Net increase (decrease) in net assets
resulting from operations	$562	$(392)	$(24,369)	$(2,552)	$(760)

	Voya Small Company Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I	Wanger Acorn	Wanger Select
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk charges	—	431	178	46	36
Net investment income (loss)	—	(431)	(178)	(46)	(36)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(3,153)	(345)	(135)	(328)
Capital gains distributions	4	19,121	2,456	1,148	1,245
Total realized gain (loss) on investments
and capital gains distributions	4	15,968	2,111	1,013	917
Net unrealized appreciation
(depreciation) of investments	(7)	(26,045)	(5,791)	(2,544)	(2,184)
Net realized and unrealized gain (loss)
on investments	(3)	(10,077)	(3,680)	(1,531)	(1,267)
Net increase (decrease) in net assets
resulting from operations	$(3)	$(10,508)	$(3,858)	$(1,577)	$(1,303)

The accompanying notes are an integral part of these financial statements.
19

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Invesco V.I. Main Street Small Cap Fund - Series I	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net assets at January 1, 2021	$353	$29,794	$13,206	$9,826	$26,603

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(377)	(41)	94	134
Total realized gain (loss) on investments
and capital gains distributions	27	5,290	460	377	3,991
Net unrealized appreciation
(depreciation) of investments	51	924	2,451	(714)	1,740
Net increase (decrease) in net assets
resulting from operations	74	5,837	2,870	(243)	5,865
Changes from principal transactions:
Premiums	6	832	479	449	416
Death benefits	—	(65)	(5)	(32)	(287)
Surrenders & withdrawals	4	(2,922)	(1,717)	(1,170)	(2,993)
Cost of insurance & administrative charges	(1)	(16)	(9)	(5)	(9)
Transfers between Divisions (including
fixed account), net	1	(70)	(35)	166	(296)
Increase (decrease) in net assets
derived from principal transactions	10	(2,241)	(1,287)	(592)	(3,169)
Total increase (decrease) in net assets	84	3,596	1,583	(835)	2,696
Net assets at December 31, 2021	437	33,390	14,789	8,991	29,299

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(274)	(19)	18	119
Total realized gain (loss) on investments
and capital gains distributions	59	4,294	1,381	739	1,091
Net unrealized appreciation
(depreciation) of investments	(118)	(14,129)	(3,958)	(2,716)	(3,060)
Net increase (decrease) in net assets
resulting from operations	(61)	(10,109)	(2,596)	(1,959)	(1,850)
Changes from principal transactions:
Premiums	13	802	398	357	377
Death benefits	—	(16)	(12)	(7)	(117)
Surrenders & withdrawals	(173)	(2,245)	(1,358)	(1,088)	(2,143)
Cost of insurance & administrative charges	(1)	(15)	(8)	(4)	(9)
Transfers between Divisions (including
fixed account), net	—	(273)	(123)	(81)	(282)
Increase (decrease) in net assets
derived from principal transactions	(161)	(1,747)	(1,103)	(823)	(2,174)
Total increase (decrease) in net assets	(222)	(11,856)	(3,699)	(2,782)	(4,024)
Net assets at December 31, 2022	$215	$21,534	$11,090	$6,209	$25,275

The accompanying notes are an integral part of these financial statements.
20

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2
Net assets at January 1, 2021	$93,363	$106,784	$5,112	$12,205	$4,354

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,345)	(175)	(69)	72	(19)
Total realized gain (loss) on investments
and capital gains distributions	17,777	10,049	—	386	48
Net unrealized appreciation
(depreciation) of investments	6,871	17,510	—	(698)	987
Net increase (decrease) in net assets
resulting from operations	23,303	27,384	(69)	(240)	1,016
Changes from principal transactions:
Premiums	1,613	1,895	200	483	144
Death benefits	(323)	(671)	(82)	(77)	—
Surrenders & withdrawals	(8,710)	(11,950)	(742)	(1,059)	(592)
Cost of insurance & administrative charges	(29)	(43)	(3)	(5)	(3)
Transfers between Divisions (including
fixed account), net	(1,223)	220	304	123	36
Increase (decrease) in net assets
derived from principal transactions	(8,672)	(10,549)	(323)	(535)	(415)
Total increase (decrease) in net assets	14,631	16,835	(392)	(775)	601
Net assets at December 31, 2021	107,994	123,619	4,720	11,430	4,955

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(750)	49	1	79	(18)
Total realized gain (loss) on investments
and capital gains distributions	8,987	7,629	—	373	726
Net unrealized appreciation
(depreciation) of investments	(37,171)	(31,149)	—	(2,045)	(1,260)
Net increase (decrease) in net assets
resulting from operations	(28,934)	(23,471)	1	(1,593)	(552)
Changes from principal transactions:
Premiums	1,329	1,593	415	362	129
Death benefits	(233)	(355)	(2)	(74)	(4)
Surrenders & withdrawals	(6,154)	(7,411)	(1,349)	(849)	(384)
Cost of insurance & administrative charges	(28)	(43)	(3)	(5)	(3)
Transfers between Divisions (including
fixed account), net	(2,122)	(628)	1,445	(80)	(52)
Increase (decrease) in net assets
derived from principal transactions	(7,208)	(6,844)	506	(646)	(314)
Total increase (decrease) in net assets	(36,142)	(30,315)	507	(2,239)	(866)
Net assets at December 31, 2022	$71,852	$93,304	$5,227	$9,191	$4,089

The accompanying notes are an integral part of these financial statements.
21

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I
Net assets at January 1, 2021	$1,995	$4,728	$13,343	$3,093	$560

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(19)	(51)	436	116	2
Total realized gain (loss) on investments
and capital gains distributions	282	542	125	(19)	21
Net unrealized appreciation
(depreciation) of investments	268	479	(71)	32	56
Net increase (decrease) in net assets
resulting from operations	531	970	490	129	79
Changes from principal transactions:
Premiums	78	94	540	161	—
Death benefits	—	(5)	(23)	—	—
Surrenders & withdrawals	(150)	(704)	(2,730)	(284)	(33)
Cost of insurance & administrative charges	(1)	(2)	(11)	(2)	—
Transfers between Divisions (including
fixed account), net	9	49	81	42	(1)
Increase (decrease) in net assets
derived from principal transactions	(64)	(568)	(2,143)	(83)	(34)
Total increase (decrease) in net assets	467	402	(1,653)	46	45
Net assets at December 31, 2021	2,462	5,130	11,690	3,139	605

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	(41)	573	105	2
Total realized gain (loss) on investments
and capital gains distributions	173	523	(82)	(53)	73
Net unrealized appreciation
(depreciation) of investments	(466)	(1,465)	(1,950)	(454)	(183)
Net increase (decrease) in net assets
resulting from operations	(305)	(983)	(1,459)	(402)	(108)
Changes from principal transactions:
Premiums	75	88	404	116	—
Death benefits	(1)	(133)	(35)	(3)	—
Surrenders & withdrawals	(141)	(146)	(1,662)	(298)	(62)
Cost of insurance & administrative charges	(1)	(2)	(10)	(2)	—
Transfers between Divisions (including
fixed account), net	3	(18)	(181)	123	—
Increase (decrease) in net assets
derived from principal transactions	(65)	(211)	(1,484)	(64)	(62)
Total increase (decrease) in net assets	(370)	(1,194)	(2,943)	(466)	(170)
Net assets at December 31, 2022	$2,092	$3,936	$8,747	$2,673	$435

The accompanying notes are an integral part of these financial statements.
22

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Government Money Market Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class
Net assets at January 1, 2021	$45	$17,103	$1,327	$6,254	$47,915

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	259	(20)	248	(695)
Total realized gain (loss) on investments
and capital gains distributions	—	6	—	10	10,095
Net unrealized appreciation
(depreciation) of investments	—	(642)	—	(23)	(1,259)
Net increase (decrease) in net assets
resulting from operations	(1)	(377)	(20)	235	8,141
Changes from principal transactions:
Premiums	—	619	63	230	550
Death benefits	—	(40)	(31)	(25)	(267)
Surrenders & withdrawals	(2)	(1,770)	(136)	(506)	(4,378)
Cost of insurance & administrative charges	—	(8)	(1)	(3)	(18)
Transfers between Divisions (including
fixed account), net	169	(7)	196	32	(434)
Increase (decrease) in net assets
derived from principal transactions	167	(1,206)	91	(272)	(4,547)
Total increase (decrease) in net assets	166	(1,583)	71	(37)	3,594
Net assets at December 31, 2021	211	15,520	1,398	6,217	51,509

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	181	3	227	(545)
Total realized gain (loss) on investments
and capital gains distributions	—	(239)	—	(80)	11,539
Net unrealized appreciation
(depreciation) of investments	—	(2,280)	—	(964)	(26,810)
Net increase (decrease) in net assets
resulting from operations	—	(2,338)	3	(817)	(15,816)
Changes from principal transactions:
Premiums	—	537	43	189	428
Death benefits	—	(23)	(17)	(10)	(107)
Surrenders & withdrawals	(10)	(1,656)	(274)	(553)	(2,949)
Cost of insurance & administrative charges	—	(7)	(1)	(3)	(17)
Transfers between Divisions (including
fixed account), net	—	(327)	428	(166)	(277)
Increase (decrease) in net assets
derived from principal transactions	(10)	(1,476)	179	(543)	(2,922)
Total increase (decrease) in net assets	(10)	(3,814)	182	(1,360)	(18,738)
Net assets at December 31, 2022	$201	$11,706	$1,580	$4,857	$32,771

The accompanying notes are an integral part of these financial statements.
23

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® CBRE Global Real Estate Portfolio - Institutional Class
Net assets at January 1, 2021	$2,072	$4,102	$3,816	$2,592	$4,600

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(31)	50	1	(8)	75
Total realized gain (loss) on investments
and capital gains distributions	462	53	4	454	78
Net unrealized appreciation
(depreciation) of investments	(74)	891	(60)	226	1,284
Net increase (decrease) in net assets
resulting from operations	357	994	(55)	672	1,437
Changes from principal transactions:
Premiums	36	136	106	102	220
Death benefits	(1)	(2)	(5)	(16)	(12)
Surrenders & withdrawals	(73)	(249)	(431)	(108)	(675)
Cost of insurance & administrative charges	(6)	(2)	(2)	(3)	(3)
Transfers between Divisions (including
fixed account), net	(31)	(68)	36	(152)	70
Increase (decrease) in net assets
derived from principal transactions	(75)	(185)	(296)	(177)	(400)
Total increase (decrease) in net assets	282	809	(351)	495	1,037
Net assets at December 31, 2021	2,354	4,911	3,465	3,087	5,637

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(24)	5	7	(3)	88
Total realized gain (loss) on investments
and capital gains distributions	580	2,300	(22)	341	210
Net unrealized appreciation
(depreciation) of investments	(1,263)	(2,513)	(205)	(908)	(1,755)
Net increase (decrease) in net assets
resulting from operations	(707)	(208)	(220)	(570)	(1,457)
Changes from principal transactions:
Premiums	33	112	93	90	180
Death benefits	—	(36)	(40)	—	(12)
Surrenders & withdrawals	(208)	(416)	(294)	(339)	(431)
Cost of insurance & administrative charges	(5)	(3)	(2)	(2)	(2)
Transfers between Divisions (including
fixed account), net	21	101	148	10	45
Increase (decrease) in net assets
derived from principal transactions	(159)	(242)	(95)	(241)	(220)
Total increase (decrease) in net assets	(866)	(450)	(315)	(811)	(1,677)
Net assets at December 31, 2022	$1,488	$4,461	$3,150	$2,276	$3,960

The accompanying notes are an integral part of these financial statements.
24

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class 2	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Net assets at January 1, 2021	$9,741	$424	$12,476	$24,045	$85,055

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	—	(166)	(266)	(553)
Total realized gain (loss) on investments
and capital gains distributions	(334)	4	1,205	2,443	11,718
Net unrealized appreciation
(depreciation) of investments	2,902	105	(2,354)	1,827	2,318
Net increase (decrease) in net assets
resulting from operations	2,560	109	(1,315)	4,004	13,483
Changes from principal transactions:
Premiums	209	10	421	423	3,258
Death benefits	(24)	—	(4)	(110)	(186)
Surrenders & withdrawals	(1,131)	(106)	(1,139)	(2,134)	(14,835)
Cost of insurance & administrative charges	(4)	(1)	(4)	(9)	(50)
Transfers between Divisions (including
fixed account), net	38	(2)	(139)	(278)	277
Increase (decrease) in net assets
derived from principal transactions	(912)	(99)	(865)	(2,108)	(11,536)
Total increase (decrease) in net assets	1,648	10	(2,180)	1,896	1,947
Net assets at December 31, 2021	11,389	434	10,296	25,941	87,002

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	(1)	(106)	(295)	(127)
Total realized gain (loss) on investments
and capital gains distributions	1,026	53	1,919	3,387	9,678
Net unrealized appreciation
(depreciation) of investments	(1,809)	(79)	(4,541)	(7,848)	(20,948)
Net increase (decrease) in net assets
resulting from operations	(796)	(27)	(2,728)	(4,756)	(11,397)
Changes from principal transactions:
Premiums	181	3	331	306	2,552
Death benefits	(60)	—	(3)	(64)	(84)
Surrenders & withdrawals	(826)	(39)	(529)	(1,645)	(8,970)
Cost of insurance & administrative charges	(4)	(1)	(3)	(8)	(46)
Transfers between Divisions (including
fixed account), net	(122)	(7)	(548)	(401)	(68)
Increase (decrease) in net assets
derived from principal transactions	(831)	(44)	(752)	(1,812)	(6,616)
Total increase (decrease) in net assets	(1,627)	(71)	(3,480)	(6,568)	(18,013)
Net assets at December 31, 2022	$9,762	$363	$6,816	$19,373	$68,989

The accompanying notes are an integral part of these financial statements.
25

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Institutional Class	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Initial Class
Net assets at January 1, 2021	$7,850	$485	$13,039	$214	$4,994

Increase (decrease) in net assets
Operations:
Net investment income (loss)	36	1	(73)	2	53
Total realized gain (loss) on investments
and capital gains distributions	(226)	(8)	703	7	40
Net unrealized appreciation
(depreciation) of investments	2,036	119	(589)	(23)	417
Net increase (decrease) in net assets
resulting from operations	1,846	112	41	(14)	510
Changes from principal transactions:
Premiums	309	14	292	8	201
Death benefits	(14)	—	(28)	(1)	(4)
Surrenders & withdrawals	(951)	(19)	(1,011)	(19)	(586)
Cost of insurance & administrative charges	(3)	(2)	(5)	(1)	(2)
Transfers between Divisions (including
fixed account), net	24	(18)	22	3	(55)
Increase (decrease) in net assets
derived from principal transactions	(635)	(25)	(730)	(10)	(446)
Total increase (decrease) in net assets	1,211	87	(689)	(24)	64
Net assets at December 31, 2021	9,061	572	12,350	190	5,058

Increase (decrease) in net assets
Operations:
Net investment income (loss)	59	3	86	2	143
Total realized gain (loss) on investments
and capital gains distributions	618	47	1,180	(2)	(75)
Net unrealized appreciation
(depreciation) of investments	(1,081)	(73)	(3,469)	(37)	(574)
Net increase (decrease) in net assets
resulting from operations	(404)	(23)	(2,203)	(37)	(506)
Changes from principal transactions:
Premiums	241	10	139	7	148
Death benefits	(2)	—	(54)	—	(19)
Surrenders & withdrawals	(637)	(49)	(615)	(1)	(289)
Cost of insurance & administrative charges	(4)	(2)	(2)	(1)	(1)
Transfers between Divisions (including
fixed account), net	(242)	12	(9,615)	(5)	(50)
Increase (decrease) in net assets
derived from principal transactions	(644)	(29)	(10,147)	—	(211)
Total increase (decrease) in net assets	(1,048)	(52)	(12,350)	(37)	(717)
Net assets at December 31, 2022	$8,013	$520	$—	$153	$4,341

The accompanying notes are an integral part of these financial statements.
26

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class
Net assets at January 1, 2021	$349	$6,776	$305	$9,267	$517

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	86	4	79	4
Total realized gain (loss) on investments
and capital gains distributions	(14)	466	19	382	23
Net unrealized appreciation
(depreciation) of investments	47	39	4	734	38
Net increase (decrease) in net assets
resulting from operations	36	591	27	1,195	65
Changes from principal transactions:
Premiums	9	296	16	470	10
Death benefits	—	(14)	—	—	—
Surrenders & withdrawals	(28)	(1,531)	(30)	(370)	—
Cost of insurance & administrative charges	(1)	(3)	(1)	(5)	(2)
Transfers between Divisions (including
fixed account), net	(10)	134	4	198	1
Increase (decrease) in net assets
derived from principal transactions	(30)	(1,118)	(11)	293	9
Total increase (decrease) in net assets	6	(527)	16	1,488	74
Net assets at December 31, 2021	355	6,249	321	10,755	591

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	150	7	277	15
Total realized gain (loss) on investments
and capital gains distributions	(26)	774	39	1,403	13
Net unrealized appreciation
(depreciation) of investments	(13)	(2,023)	(105)	(3,800)	(140)
Net increase (decrease) in net assets
resulting from operations	(31)	(1,099)	(59)	(2,120)	(112)
Changes from principal transactions:
Premiums	16	280	21	360	9
Death benefits	—	(4)	—	(9)	—
Surrenders & withdrawals	(115)	(633)	(30)	(405)	(196)
Cost of insurance & administrative charges	(1)	(3)	(1)	(5)	(2)
Transfers between Divisions (including
fixed account), net	(2)	(92)	2	343	2
Increase (decrease) in net assets
derived from principal transactions	(102)	(452)	(8)	284	(187)
Total increase (decrease) in net assets	(133)	(1,551)	(67)	(1,836)	(299)
Net assets at December 31, 2022	$222	$4,698	$254	$8,919	$292

The accompanying notes are an integral part of these financial statements.
27

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class
Net assets at January 1, 2021	$4,741	$179	$3,249	$515	$3,848

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	1	49	7	(18)
Total realized gain (loss) on investments
and capital gains distributions	376	15	188	31	113
Net unrealized appreciation
(depreciation) of investments	367	12	(80)	(15)	886
Net increase (decrease) in net assets
resulting from operations	762	28	157	23	981
Changes from principal transactions:
Premiums	342	—	66	3	182
Death benefits	—	—	(61)	(31)	—
Surrenders & withdrawals	(240)	(5)	(436)	(1)	(461)
Cost of insurance & administrative charges	(5)	(1)	(2)	(1)	(1)
Transfers between Divisions (including
fixed account), net	(2)	—	1	(55)	119
Increase (decrease) in net assets
derived from principal transactions	95	(6)	(432)	(85)	(161)
Total increase (decrease) in net assets	857	22	(275)	(62)	820
Net assets at December 31, 2021	5,598	201	2,974	453	4,668

Increase (decrease) in net assets
Operations:
Net investment income (loss)	136	5	68	10	—
Total realized gain (loss) on investments
and capital gains distributions	746	29	237	40	764
Net unrealized appreciation
(depreciation) of investments	(2,016)	(75)	(764)	(124)	(1,072)
Net increase (decrease) in net assets
resulting from operations	(1,134)	(41)	(459)	(74)	(308)
Changes from principal transactions:
Premiums	301	—	41	—	147
Death benefits	—	—	—	—	—
Surrenders & withdrawals	(141)	(2)	(325)	—	(300)
Cost of insurance & administrative charges	(4)	(1)	(1)	(1)	(2)
Transfers between Divisions (including
fixed account), net	(143)	—	(22)	—	34
Increase (decrease) in net assets
derived from principal transactions	13	(3)	(307)	(1)	(121)
Total increase (decrease) in net assets	(1,121)	(44)	(766)	(75)	(429)
Net assets at December 31, 2022	$4,477	$157	$2,208	$378	$4,239

The accompanying notes are an integral part of these financial statements.
28

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Initial Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Initial Class	VY® Columbia Contrarian Core Portfolio - Service Class
Net assets at January 1, 2021	$65	$8,500	$280	$2,612	$92

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(125)	(4)	(22)	(1)
Total realized gain (loss) on investments
and capital gains distributions	—	680	24	314	11
Net unrealized appreciation
(depreciation) of investments	17	1,011	32	261	10
Net increase (decrease) in net assets
resulting from operations	17	1,566	52	553	20
Changes from principal transactions:
Premiums	2	233	6	75	3
Death benefits	—	(16)	—	(21)	—
Surrenders & withdrawals	—	(805)	(14)	(592)	(10)
Cost of insurance & administrative charges	—	(3)	(1)	(1)	—
Transfers between Divisions (including
fixed account), net	(2)	22	—	(16)	1
Increase (decrease) in net assets
derived from principal transactions	—	(569)	(9)	(555)	(6)
Total increase (decrease) in net assets	17	997	43	(2)	14
Net assets at December 31, 2021	82	9,497	323	2,610	106

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(101)	(3)	(18)	(1)
Total realized gain (loss) on investments
and capital gains distributions	15	666	28	161	14
Net unrealized appreciation
(depreciation) of investments	(20)	(2,871)	(101)	(638)	(33)
Net increase (decrease) in net assets
resulting from operations	(5)	(2,306)	(76)	(495)	(20)
Changes from principal transactions:
Premiums	3	192	6	48	—
Death benefits	—	(21)	—	—	—
Surrenders & withdrawals	(3)	(459)	(19)	(482)	(1)
Cost of insurance & administrative charges	—	(3)	(1)	(1)	—
Transfers between Divisions (including
fixed account), net	10	(100)	(1)	(55)	(3)
Increase (decrease) in net assets
derived from principal transactions	10	(391)	(15)	(490)	(4)
Total increase (decrease) in net assets	5	(2,697)	(91)	(985)	(24)
Net assets at December 31, 2022	$87	$6,800	$232	$1,625	$82
The accompanying notes are an integral part of these financial statements.
29

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Global Portfolio - Initial Class
Net assets at January 1, 2021	$5,656	$102	$14,458	$738	$48,798

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	—	(6)	(2)	(714)
Total realized gain (loss) on investments
and capital gains distributions	224	4	333	16	5,092
Net unrealized appreciation
(depreciation) of investments	1,481	27	2,081	107	2,187
Net increase (decrease) in net assets
resulting from operations	1,725	31	2,408	121	6,565
Changes from principal transactions:
Premiums	163	2	458	21	840
Death benefits	(3)	—	(73)	(44)	(222)
Surrenders & withdrawals	(650)	(6)	(2,295)	(56)	(5,198)
Cost of insurance & administrative charges	(4)	—	(9)	(2)	(16)
Transfers between Divisions (including
fixed account), net	37	—	(14)	23	(258)
Increase (decrease) in net assets
derived from principal transactions	(457)	(4)	(1,933)	(58)	(4,854)
Total increase (decrease) in net assets	1,268	27	475	63	1,711
Net assets at December 31, 2021	6,924	129	14,933	801	50,509

Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	—	36	1	(504)
Total realized gain (loss) on investments
and capital gains distributions	231	6	1,796	108	6,864
Net unrealized appreciation
(depreciation) of investments	(307)	(7)	(3,149)	(183)	(22,592)
Net increase (decrease) in net assets
resulting from operations	(49)	(1)	(1,317)	(74)	(16,232)
Changes from principal transactions:
Premiums	152	2	277	19	687
Death benefits	(13)	—	(17)	—	(161)
Surrenders & withdrawals	(544)	(8)	(1,337)	(3)	(2,989)
Cost of insurance & administrative charges	(4)	—	(8)	(2)	(14)
Transfers between Divisions (including
fixed account), net	154	(2)	(120)	7	(576)
Increase (decrease) in net assets
derived from principal transactions	(255)	(8)	(1,205)	21	(3,053)
Total increase (decrease) in net assets	(304)	(9)	(2,522)	(53)	(19,285)
Net assets at December 31, 2022	$6,620	$120	$12,411	$748	$31,224

The accompanying notes are an integral part of these financial statements.
30

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	VY® Invesco Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net assets at January 1, 2021	$611	$6,842	$168	$67,146	$744

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(39)	(2)	(967)	(10)
Total realized gain (loss) on investments
and capital gains distributions	51	134	8	14,188	144
Net unrealized appreciation
(depreciation) of investments	41	1,748	40	(5,246)	(52)
Net increase (decrease) in net assets
resulting from operations	83	1,843	46	7,975	82
Changes from principal transactions:
Premiums	18	187	4	847	17
Death benefits	—	(11)	—	(173)	—
Surrenders & withdrawals	(46)	(749)	(15)	(6,140)	(65)
Cost of insurance & administrative charges	(2)	(2)	—	(21)	(2)
Transfers between Divisions (including
fixed account), net	12	(48)	(32)	(524)	(17)
Increase (decrease) in net assets
derived from principal transactions	(18)	(623)	(43)	(6,011)	(67)
Total increase (decrease) in net assets	65	1,220	3	1,964	15
Net assets at December 31, 2021	676	8,062	171	69,110	759

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(19)	(1)	(725)	(8)
Total realized gain (loss) on investments
and capital gains distributions	65	967	19	12,832	148
Net unrealized appreciation
(depreciation) of investments	(273)	(1,705)	(35)	(29,435)	(329)
Net increase (decrease) in net assets
resulting from operations	(215)	(757)	(17)	(17,328)	(189)
Changes from principal transactions:
Premiums	26	146	2	632	17
Death benefits	—	(15)	—	(474)	—
Surrenders & withdrawals	(93)	(572)	(15)	(3,745)	(60)
Cost of insurance & administrative charges	(1)	(3)	—	(21)	(2)
Transfers between Divisions (including
fixed account), net	(17)	(89)	(8)	(1,478)	(1)
Increase (decrease) in net assets
derived from principal transactions	(85)	(533)	(21)	(5,086)	(46)
Total increase (decrease) in net assets	(300)	(1,290)	(38)	(22,414)	(235)
Net assets at December 31, 2022	$376	$6,772	$133	$46,696	$524

The accompanying notes are an integral part of these financial statements.
31

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I
Net assets at January 1, 2021	$14,422	$971	$6,298	$12,289	$16,843

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(217)	(15)	73	66	167
Total realized gain (loss) on investments
and capital gains distributions	1,597	105	132	941	1,197
Net unrealized appreciation
(depreciation) of investments	1,210	85	248	851	677
Net increase (decrease) in net assets
resulting from operations	2,590	175	453	1,858	2,041
Changes from principal transactions:
Premiums	392	9	214	647	698
Death benefits	(4)	—	(11)	(11)	—
Surrenders & withdrawals	(1,535)	(66)	(1,036)	(1,542)	(2,379)
Cost of insurance & administrative charges	(5)	(3)	(4)	(14)	(14)
Transfers between Divisions (including
fixed account), net	22	35	105	(213)	709
Increase (decrease) in net assets
derived from principal transactions	(1,130)	(25)	(732)	(1,133)	(986)
Total increase (decrease) in net assets	1,460	150	(279)	725	1,055
Net assets at December 31, 2021	15,882	1,121	6,019	13,014	17,898

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(152)	(11)	107	194	242
Total realized gain (loss) on investments
and capital gains distributions	1,819	133	371	1,458	1,494
Net unrealized appreciation
(depreciation) of investments	(8,080)	(569)	(1,512)	(4,293)	(5,173)
Net increase (decrease) in net assets
resulting from operations	(6,413)	(447)	(1,034)	(2,641)	(3,437)
Changes from principal transactions:
Premiums	326	14	210	528	564
Death benefits	(65)	—	(9)	—	(8)
Surrenders & withdrawals	(811)	(93)	(619)	(886)	(1,614)
Cost of insurance & administrative charges	(5)	(2)	(4)	(13)	(13)
Transfers between Divisions (including
fixed account), net	(184)	(1)	54	63	(57)
Increase (decrease) in net assets
derived from principal transactions	(739)	(82)	(368)	(308)	(1,128)
Total increase (decrease) in net assets	(7,152)	(529)	(1,402)	(2,949)	(4,565)
Net assets at December 31, 2022	$8,730	$592	$4,617	$10,065	$13,333
The accompanying notes are an integral part of these financial statements.
32

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Growth and Income Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I
Net assets at January 1, 2021	$6,878	$11,619	$5,306	$7,662	$5,080

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(30)	144	(22)	(44)	(42)
Total realized gain (loss) on investments
and capital gains distributions	3,293	242	709	83	96
Net unrealized appreciation
(depreciation) of investments	(1,470)	1,775	701	1,876	1,287
Net increase (decrease) in net assets
resulting from operations	1,793	2,161	1,388	1,915	1,341
Changes from principal transactions:
Premiums	105	326	140	272	254
Death benefits	(21)	(37)	(56)	(37)	(26)
Surrenders & withdrawals	(726)	(1,268)	(542)	(924)	(594)
Cost of insurance & administrative charges	(4)	(5)	(2)	(3)	(2)
Transfers between Divisions (including
fixed account), net	(87)	8	(21)	(177)	6
Increase (decrease) in net assets
derived from principal transactions	(733)	(976)	(481)	(869)	(362)
Total increase (decrease) in net assets	1,060	1,185	907	1,046	979
Net assets at December 31, 2021	7,938	12,804	6,213	8,708	6,059

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(19)	151	(29)	(35)	(23)
Total realized gain (loss) on investments
and capital gains distributions	461	578	1,347	1,413	758
Net unrealized appreciation
(depreciation) of investments	(1,635)	(1,542)	(2,554)	(2,718)	(1,641)
Net increase (decrease) in net assets
resulting from operations	(1,193)	(813)	(1,236)	(1,340)	(906)
Changes from principal transactions:
Premiums	81	251	114	215	214
Death benefits	(84)	(8)	(10)	(4)	—
Surrenders & withdrawals	(571)	(1,069)	(219)	(577)	(326)
Cost of insurance & administrative charges	(3)	(5)	(2)	(3)	(2)
Transfers between Divisions (including
fixed account), net	(136)	(315)	(96)	(303)	(272)
Increase (decrease) in net assets
derived from principal transactions	(713)	(1,146)	(213)	(672)	(386)
Total increase (decrease) in net assets	(1,906)	(1,959)	(1,449)	(2,012)	(1,292)
Net assets at December 31, 2022	$6,032	$10,845	$4,764	$6,696	$4,767

The accompanying notes are an integral part of these financial statements.
33

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Net assets at January 1, 2021	$41	$1,689	$68,598	$10,694	$2,706

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	9	(648)	(31)	(37)
Total realized gain (loss) on investments
and capital gains distributions	—	51	6,986	1,548	340
Net unrealized appreciation
(depreciation) of investments	3	96	12,513	1,093	(33)
Net increase (decrease) in net assets
resulting from operations	3	156	18,851	2,610	270
Changes from principal transactions:
Premiums	4	71	651	175	151
Death benefits	—	(5)	(379)	(52)	(1)
Surrenders & withdrawals	—	(107)	(6,144)	(1,219)	(377)
Cost of insurance & administrative charges	—	(1)	(25)	(4)	(1)
Transfers between Divisions (including
fixed account), net	1	161	(713)	(58)	(13)
Increase (decrease) in net assets
derived from principal transactions	5	119	(6,610)	(1,158)	(241)
Total increase (decrease) in net assets	8	275	12,241	1,452	29
Net assets at December 31, 2021	49	1,964	80,839	12,146	2,735

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(72)	40	(595)	(74)	(29)
Total realized gain (loss) on investments
and capital gains distributions	—	(121)	10,298	931	246
Net unrealized appreciation
(depreciation) of investments	634	(311)	(34,072)	(3,409)	(977)
Net increase (decrease) in net assets
resulting from operations	562	(392)	(24,369)	(2,552)	(760)
Changes from principal transactions:
Premiums	134	31	597	160	93
Death benefits	(19)	—	(350)	(30)	—
Surrenders & withdrawals	(413)	(17)	(4,159)	(638)	(144)
Cost of insurance & administrative charges	(3)	—	(25)	(4)	(1)
Transfers between Divisions (including
fixed account), net	10,878	(1,586)	(1,334)	43	(34)
Increase (decrease) in net assets
derived from principal transactions	10,577	(1,572)	(5,271)	(469)	(86)
Total increase (decrease) in net assets	11,139	(1,964)	(29,640)	(3,021)	(846)
Net assets at December 31, 2022	$11,188	$—	$51,199	$9,125	$1,889

The accompanying notes are an integral part of these financial statements.
34

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Small Company Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I	Wanger Acorn	Wanger Select
Net assets at January 1, 2021	$22	$41,614	$17,434	$4,752	$3,972

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(591)	(242)	(33)	(56)
Total realized gain (loss) on investments
and capital gains distributions	2	6,807	2,099	217	495
Net unrealized appreciation
(depreciation) of investments	1	(1,995)	(1,285)	148	(263)
Net increase (decrease) in net assets
resulting from operations	3	4,221	572	332	176
Changes from principal transactions:
Premiums	—	481	364	185	97
Death benefits	—	(335)	(149)	(20)	(18)
Surrenders & withdrawals	(6)	(4,291)	(1,835)	(507)	(392)
Cost of insurance & administrative charges	—	(15)	(7)	(3)	(2)
Transfers between Divisions (including
fixed account), net	(1)	(733)	(201)	(22)	(97)
Increase (decrease) in net assets
derived from principal transactions	(7)	(4,893)	(1,828)	(367)	(412)
Total increase (decrease) in net assets	(4)	(672)	(1,256)	(35)	(236)
Net assets at December 31, 2021	18	40,942	16,178	4,717	3,736

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(431)	(178)	(46)	(36)
Total realized gain (loss) on investments
and capital gains distributions	4	15,968	2,111	1,013	917
Net unrealized appreciation
(depreciation) of investments	(7)	(26,045)	(5,791)	(2,544)	(2,184)
Net increase (decrease) in net assets
resulting from operations	(3)	(10,508)	(3,858)	(1,577)	(1,303)
Changes from principal transactions:
Premiums	—	393	247	125	72
Death benefits	—	(309)	(24)	(14)	(6)
Surrenders & withdrawals	(1)	(2,628)	(813)	(226)	(274)
Cost of insurance & administrative charges	—	(14)	(6)	(2)	(2)
Transfers between Divisions (including
fixed account), net	(1)	(192)	(275)	(64)	(46)
Increase (decrease) in net assets
derived from principal transactions	(2)	(2,750)	(871)	(181)	(256)
Total increase (decrease) in net assets	(5)	(13,258)	(4,729)	(1,758)	(1,559)
Net assets at December 31, 2022	$13	$27,684	$11,449	$2,959	$2,177

The accompanying notes are an integral part of these financial statements.
35

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

1. ORGANIZATION
ReliaStar Life Insurance Company Separate Account N (the "Account") was established by Northern Life Insurance Company ("Northern Life") to support the operations of variable annuity contracts ("Contracts"). In 2002, Northern Life merged with ReliaStar Life Insurance Company ("ReliaStar Life" or the "Company"). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. ("Voya Financial"), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in the Netherlands. In May 2013, Voya Financial completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial in a series of registered public offerings.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ReliaStar Life provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or a fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

At December 31, 2022, the Account had 78 investment divisions (the "Divisions"), 16 of which invest in independently managed mutual funds and 62 of which invest in mutual funds managed by an affiliate, Voya Investments, LLC ("VIL"). The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts").

The Divisions with asset balances at December 31, 2022 and related Trusts are as follows:

AIM Variable Insurance Funds:	Voya Intermediate Bond Portfolio - Class I
Invesco V.I. Main Street Small Cap Fund - Series I	Voya Investors Trust:
American Funds Insurance Series:	Voya Government Liquid Assets Portfolio - Class I
American Funds Insurance Series® Growth Fund - Class 2	Voya High Yield Portfolio - Institutional Class
American Funds Insurance Series® Growth-Income Fund - Class 2	Voya Large Cap Growth Portfolio - Institutional Class
American Funds Insurance Series® International Fund - Class 2	Voya Large Cap Growth Portfolio - Service Class
Fidelity Variable Insurance Products Fund:	Voya Large Cap Value Portfolio - Institutional Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	Voya Limited Maturity Bond Portfolio - Service Class
Fidelity Variable Insurance Products Fund II:	Voya U.S. Stock Index Portfolio - Institutional Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	VY® CBRE Global Real Estate Portfolio - Institutional Class
Fidelity® VIP Index 500 Portfolio - Initial Class	VY® Invesco Growth and Income Portfolio - Service Class
Fidelity Variable Insurance Products Fund V:	VY® Invesco Growth and Income Portfolio - Service Class 2
Fidelity® VIP Government Money Market Portfolio - Initial Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
Franklin Templeton Variable Insurance Products Trust:	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Franklin Small Cap Value VIP Fund - Class 2	VY® T. Rowe Price Equity Income Portfolio - Institutional Class
Lord Abbett Series Fund, Inc.:	VY® T. Rowe Price Equity Income Portfolio - Service Class
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	Voya Partners, Inc.:
Neuberger Berman Advisers Management Trust:	Voya Global Bond Portfolio - Service Class
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	Voya International High Dividend Low Volatility Portfolio - Initial Class
PIMCO Variable Insurance Trust:	Voya International High Dividend Low Volatility Portfolio - Service Class
PIMCO VIT Real Return Portfolio - Administrative Class	Voya Solution 2025 Portfolio - Initial Class
Pioneer Variable Contracts Trust:	Voya Solution 2025 Portfolio - Service Class
Pioneer High Yield VCT Portfolio - Class I	Voya Solution 2035 Portfolio - Initial Class
Voya Balanced Portfolio, Inc.:	Voya Solution 2035 Portfolio - Service Class
Voya Balanced Portfolio - Class I	Voya Solution 2045 Portfolio - Initial Class
Voya Government Money Market Portfolio:	Voya Solution 2045 Portfolio - Service Class
Voya Government Money Market Portfolio - Class I	Voya Solution Income Portfolio - Initial Class
Voya Intermediate Bond Portfolio:	Voya Solution Income Portfolio - Service Class
36

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

VY® American Century Small-Mid Cap Value Portfolio - Initial Class	Voya Strategic Allocation Growth Portfolio - Class I
VY® American Century Small-Mid Cap Value Portfolio - Service Class	Voya Strategic Allocation Moderate Portfolio - Class I
VY® Baron Growth Portfolio - Initial Class	Voya Variable Funds:
VY® Baron Growth Portfolio - Service Class	Voya Growth and Income Portfolio - Class I
VY® Columbia Contrarian Core Portfolio - Initial Class	Voya Variable Portfolios, Inc.:
VY® Columbia Contrarian Core Portfolio - Service Class	Voya Global High Dividend Low Volatility Portfolio - Class I
VY® Invesco Comstock Portfolio - Initial Class	Voya Index Plus LargeCap Portfolio - Class I
VY® Invesco Comstock Portfolio - Service Class	Voya Index Plus MidCap Portfolio - Class I
VY® Invesco Equity and Income Portfolio - Initial Class	Voya Index Plus SmallCap Portfolio - Class I
VY® Invesco Equity and Income Portfolio - Service Class	Voya International Index Portfolio - Class I
VY® Invesco Global Portfolio - Initial Class	Voya Russell™ Large Cap Growth Index Portfolio - Class I
VY® Invesco Global Portfolio - Service Class	Voya Russell™ Large Cap Index Portfolio - Class I
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
VY® JPMorgan Mid Cap Value Portfolio - Service Class	Voya Small Company Portfolio - Class I
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	Voya Variable Products Trust:
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	Voya MidCap Opportunities Portfolio - Class I
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	Voya SmallCap Opportunities Portfolio - Class I
VY® T. Rowe Price Growth Equity Portfolio - Service Class	Wanger Advisors Trust:
Voya Strategic Allocation Portfolios, Inc.:	Wanger Acorn
Voya Strategic Allocation Conservative Portfolio - Class I	Wanger Select

The names of certain Divisions were changed during 2022. The following is a summary of the current and former names for those Divisions:

Current Name	Former Name
Voya Investors Trust:	Voya Investors Trust:
VY® CBRE Global Real Estate Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Institutional Class
Wanger Advisors Trust:	Wanger Advisors Trust:
Wanger Acorn	Wanger USA

During 2022, the following Divisions were closed to contract owners:

Voya Investors Trust:	Voya Variable Portfolios, Inc.:
VY® T. Rowe Price International Stock Portfolio - Institutional Class	Voya International Index Portfolio - Class S

37

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of ReliaStar Life, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 5.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, ReliaStar Life will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including premiums, death benefits, surrenders and withdrawals, and cost of insurance and administrative charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ReliaStar Life related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ReliaStar Life).

Subsequent Events

The Company has evaluated all events through the date the financial statements were issued to determine whether any event required either recognition or disclosure in the financial statements. The Company is not aware of any subsequent events that would have a material effect on the financial statements of the Account.

38

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

3. FINANCIAL INSTRUMENTS
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values ("NAV"). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2022 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2022. The Account had no liabilities as of December 31, 2022.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
•Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
•Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a.Quoted prices for similar assets or liabilities in active markets;
b.Quoted prices for identical or similar assets or liabilities in non-active markets;
c.Inputs other than quoted market prices that are observable; and
d.Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
•Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4. CHARGES AND FEES
Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover ReliaStar Life’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

ReliaStar Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 1.25% to 1.40% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset-Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at annual rates of 0.15% to 0.20% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $35 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

39

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed accumulation benefits and minimum guaranteed withdrawal benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Fees Waived by ReliaStar Life

Certain charges and fees for various types of Contracts may be waived by ReliaStar Life. ReliaStar Life reserves the right to discontinue these waivers at its discretion or to conform with the changes in the law.

5. RELATED PARTY TRANSACTIONS
Management fees were paid to VIL, an affiliate of the Company, in its capacity as investment adviser to Voya Balanced Portfolio, Inc., Voya Government Money Market Portfolio, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.19% to 1.25% of the average net assets of each respective Fund.
40

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

6. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 follow:

	Purchases	Sales
	(In thousands)
AIM Variable Insurance Funds:
Invesco V.I. Main Street Small Cap Fund - Series I	$49	$177
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	4,381	2,750
American Funds Insurance Series® Growth-Income Fund - Class 2	1,617	1,518
American Funds Insurance Series® International Fund - Class 2	1,330	1,144
Fidelity Variable Insurance Products Fund:
Fidelity® VIP Equity-Income Portfolio - Initial Class	1,516	2,713
Fidelity Variable Insurance Products Fund II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	4,461	8,544
Fidelity® VIP Index 500 Portfolio - Initial Class	2,866	8,847
Fidelity Variable Insurance Products Fund V:
Fidelity® VIP Government Money Market Portfolio - Initial Class	2,460	1,953
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	994	1,025
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	922	456
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	207	149
Neuberger Berman Advisers Management Trust:
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	483	339
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	938	1,848
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	408	365
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	73	70
Voya Government Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	3	13
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	775	2,032
Voya Investors Trust:
Voya Government Liquid Assets Portfolio - Class I	458	276
Voya High Yield Portfolio - Institutional Class	396	712
Voya Large Cap Growth Portfolio - Institutional Class	13,242	3,760
Voya Large Cap Growth Portfolio - Service Class	636	231
Voya Large Cap Value Portfolio - Institutional Class	2,967	659
Voya Limited Maturity Bond Portfolio - Service Class	352	441
Voya U.S. Stock Index Portfolio - Institutional Class	349	353
VY® CBRE Global Real Estate Portfolio - Institutional Class	576	472
VY® Invesco Growth and Income Portfolio - Service Class	1,554	1,097
VY® Invesco Growth and Income Portfolio - Service Class 2	54	51
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	2,281	1,047
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	3,774	2,173
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	11,890	9,475
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	1,257	993
VY® T. Rowe Price Equity Income Portfolio - Service Class	79	53
VY® T. Rowe Price International Stock Portfolio - Institutional Class	1,494	10,274
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class	11	9
Voya International High Dividend Low Volatility Portfolio - Initial Class	297	364
Voya International High Dividend Low Volatility Portfolio - Service Class	26	120
41

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Purchases	Sales
	(In thousands)
Voya Solution 2025 Portfolio - Initial Class	$1,337	$928
Voya Solution 2025 Portfolio - Service Class	70	32
Voya Solution 2035 Portfolio - Initial Class	2,467	442
Voya Solution 2035 Portfolio - Service Class	115	207
Voya Solution 2045 Portfolio - Initial Class	1,248	288
Voya Solution 2045 Portfolio - Service Class	36	5
Voya Solution Income Portfolio - Initial Class	369	367
Voya Solution Income Portfolio - Service Class	57	7
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	997	405
VY® American Century Small-Mid Cap Value Portfolio - Service Class	29	4
VY® Baron Growth Portfolio - Initial Class	849	628
VY® Baron Growth Portfolio - Service Class	31	22
VY® Columbia Contrarian Core Portfolio - Initial Class	362	552
VY® Columbia Contrarian Core Portfolio - Service Class	15	4
VY® Invesco Comstock Portfolio - Initial Class	494	706
VY® Invesco Comstock Portfolio - Service Class	4	11
VY® Invesco Equity and Income Portfolio - Initial Class	2,249	1,523
VY® Invesco Equity and Income Portfolio - Service Class	147	16
VY® Invesco Global Portfolio - Initial Class	5,541	3,779
VY® Invesco Global Portfolio - Service Class	96	115
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	1,290	702
VY® JPMorgan Mid Cap Value Portfolio - Service Class	28	25
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	12,376	5,935
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	161	73
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	2,088	1,159
VY® T. Rowe Price Growth Equity Portfolio - Service Class	150	109
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	766	627
Voya Strategic Allocation Growth Portfolio - Class I	2,137	875
Voya Strategic Allocation Moderate Portfolio - Class I	2,335	1,700
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	1,008	888
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	778	1,388
Voya Index Plus LargeCap Portfolio - Class I	1,426	407
Voya Index Plus MidCap Portfolio - Class I	1,824	958
Voya Index Plus SmallCap Portfolio - Class I	1,023	627
Voya International Index Portfolio - Class I	10,986	480
Voya International Index Portfolio - Class S	70	1,602
Voya Russell™ Large Cap Growth Index Portfolio - Class I	5,691	6,347
Voya Russell™ Large Cap Index Portfolio - Class I	640	795
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	329	236
Voya Small Company Portfolio - Class I	4	2
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	19,303	3,362
Voya SmallCap Opportunities Portfolio - Class I	2,555	1,147
Wanger Advisors Trust:
Wanger Acorn	1,244	322
Wanger Select	1,310	357

42

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

7. CHANGES IN UNITS
The net changes in units outstanding follow:

	Year Ended December 31,
	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AIM Variable Insurance Funds:
Invesco V.I. Main Street Small Cap Fund - Series I	412	4,704	(4,292)	324	84	240
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	31,212	79,819	(48,607)	33,456	87,085	(53,629)
American Funds Insurance Series® Growth-Income Fund - Class 2	19,754	63,595	(43,841)	24,513	69,986	(45,473)
American Funds Insurance Series® International Fund - Class 2	40,352	110,218	(69,866)	52,942	90,002	(37,060)
Fidelity Variable Insurance Products Fund:
Fidelity® VIP Equity-Income Portfolio - Initial Class	12,148	51,791	(39,643)	12,919	71,828	(58,909)
Fidelity Variable Insurance Products Fund II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	21,233	95,668	(74,435)	23,669	102,927	(79,258)
Fidelity® VIP Index 500 Portfolio - Initial Class	39,484	128,028	(88,544)	48,192	179,682	(131,490)
Fidelity Variable Insurance Products Fund V:
Fidelity® VIP Government Money Market Portfolio - Initial Class	209,912	169,048	40,864	127,907	153,883	(25,976)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	32,155	65,754	(33,599)	44,678	69,436	(24,758)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	5,473	15,720	(10,247)	10,134	22,881	(12,747)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	4,222	7,097	(2,875)	4,450	7,259	(2,809)
Neuberger Berman Advisers Management Trust:
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	2,969	7,780	(4,811)	5,587	18,430	(12,843)
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	37,316	130,841	(93,525)	56,300	183,402	(127,102)
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	17,076	21,012	(3,936)	13,576	17,523	(3,947)
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	—	3,098	(3,098)	—	1,503	(1,503)
Voya Government Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	—	1,039	(1,039)	17,433	252	17,181
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	60,778	162,467	(101,689)	65,432	139,438	(74,006)
Voya Investors Trust:
Voya Government Liquid Assets Portfolio - Class I	49,074	30,530	18,544	28,055	18,924	9,131
Voya High Yield Portfolio - Institutional Class	24,983	78,157	(53,174)	41,579	65,870	(24,291)
Voya Large Cap Growth Portfolio - Institutional Class	28,782	111,887	(83,105)	25,093	137,168	(112,075)
Voya Large Cap Growth Portfolio - Service Class	2,138	6,267	(4,129)	2,500	4,425	(1,925)
Voya Large Cap Value Portfolio - Institutional Class	19,669	29,830	(10,161)	24,263	33,874	(9,611)
Voya Limited Maturity Bond Portfolio - Service Class	31,061	40,376	(9,315)	26,992	52,827	(25,835)
Voya U.S. Stock Index Portfolio - Institutional Class	3,286	9,409	(6,123)	5,716	10,295	(4,579)
VY® CBRE Global Real Estate Portfolio - Institutional Class	19,299	33,935	(14,636)	22,923	46,592	(23,669)
VY® Invesco Growth and Income Portfolio - Service Class	8,914	36,854	(27,940)	13,928	45,804	(31,876)
VY® Invesco Growth and Income Portfolio - Service Class 2	125	1,535	(1,410)	419	3,853	(3,434)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	17,003	44,441	(27,438)	18,904	41,415	(22,511)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	12,109	57,868	(45,759)	20,484	68,372	(47,888)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	122,979	294,355	(171,376)	125,779	413,287	(287,508)
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	15,120	33,439	(18,319)	15,428	33,817	(18,389)
VY® T. Rowe Price Equity Income Portfolio - Service Class	631	1,300	(669)	451	1,171	(720)
VY® T. Rowe Price International Stock Portfolio - Institutional Class	10,489	533,648	(523,159)	23,936	53,470	(29,534)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class	725	700	25	1,402	2,135	(733)
43

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Year Ended December 31,
	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya International High Dividend Low Volatility Portfolio - Initial Class	20,239	39,495	(19,256)	27,045	66,446	(39,401)
Voya International High Dividend Low Volatility Portfolio - Service Class	1,684	11,174	(9,490)	2,630	5,245	(2,615)
Voya Solution 2025 Portfolio - Initial Class	28,800	54,996	(26,196)	32,606	94,637	(62,031)
Voya Solution 2025 Portfolio - Service Class	1,108	1,520	(412)	890	1,443	(553)
Voya Solution 2035 Portfolio - Initial Class	40,604	24,654	15,950	36,822	21,945	14,877
Voya Solution 2035 Portfolio - Service Class	749	9,731	(8,982)	1,037	662	375
Voya Solution 2045 Portfolio - Initial Class	18,050	16,826	1,224	18,317	13,466	4,851
Voya Solution 2045 Portfolio - Service Class	—	111	(111)	—	214	(214)
Voya Solution Income Portfolio - Initial Class	2,824	23,077	(20,253)	4,227	30,214	(25,987)
Voya Solution Income Portfolio - Service Class	—	60	(60)	168	4,893	(4,725)
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	5,253	7,188	(1,935)	8,340	11,017	(2,677)
VY® American Century Small-Mid Cap Value Portfolio - Service Class	362	79	283	65	31	34
VY® Baron Growth Portfolio - Initial Class	4,943	10,316	(5,373)	5,339	12,260	(6,921)
VY® Baron Growth Portfolio - Service Class	147	438	(291)	125	310	(185)
VY® Columbia Contrarian Core Portfolio - Initial Class	1,692	16,665	(14,973)	4,389	19,411	(15,022)
VY® Columbia Contrarian Core Portfolio - Service Class	17	102	(85)	126	301	(175)
VY® Invesco Comstock Portfolio - Initial Class	11,911	17,765	(5,854)	9,533	21,417	(11,884)
VY® Invesco Comstock Portfolio - Service Class	82	345	(263)	85	246	(161)
VY® Invesco Equity and Income Portfolio - Initial Class	14,415	59,719	(45,304)	24,372	93,713	(69,341)
VY® Invesco Equity and Income Portfolio - Service Class	1,285	478	807	2,042	4,300	(2,258)
VY® Invesco Global Portfolio - Initial Class	33,491	103,576	(70,085)	28,383	116,296	(87,913)
VY® Invesco Global Portfolio - Service Class	958	3,997	(3,039)	993	1,459	(466)
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	3,873	13,909	(10,036)	7,126	19,352	(12,226)
VY® JPMorgan Mid Cap Value Portfolio - Service Class	114	736	(622)	129	1,346	(1,217)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	27,262	147,673	(120,411)	27,458	142,770	(115,312)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	637	1,716	(1,079)	437	1,858	(1,421)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	10,000	22,260	(12,260)	10,763	25,848	(15,085)
VY® T. Rowe Price Growth Equity Portfolio - Service Class	569	2,496	(1,927)	1,106	1,583	(477)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	14,963	32,374	(17,411)	28,257	60,208	(31,951)
Voya Strategic Allocation Growth Portfolio - Class I	22,842	33,601	(10,759)	25,939	62,133	(36,194)
Voya Strategic Allocation Moderate Portfolio - Class I	27,413	75,219	(47,806)	64,422	99,511	(35,089)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	5,122	24,384	(19,262)	6,895	27,315	(20,420)
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	24,473	107,219	(82,746)	47,378	117,139	(69,761)
Voya Index Plus LargeCap Portfolio - Class I	4,690	9,438	(4,748)	5,197	15,853	(10,656)
Voya Index Plus MidCap Portfolio - Class I	8,031	23,249	(15,218)	9,235	27,532	(18,297)
Voya Index Plus SmallCap Portfolio - Class I	8,585	17,603	(9,018)	9,776	17,522	(7,746)
Voya International Index Portfolio - Class I	763,724	38,722	725,002	204	20	184
Voya International Index Portfolio - Class S	2,048	111,057	(109,009)	16,843	10,084	6,759
Voya Russell™ Large Cap Growth Index Portfolio - Class I	19,615	110,468	(90,853)	22,482	125,848	(103,366)
Voya Russell™ Large Cap Index Portfolio - Class I	7,384	17,966	(10,582)	6,485	30,434	(23,949)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	4,023	6,028	(2,005)	7,830	12,703	(4,873)
Voya Small Company Portfolio - Class I	—	57	(57)	—	171	(171)
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	25,887	121,421	(95,534)	25,860	164,673	(138,813)
Voya SmallCap Opportunities Portfolio - Class I	5,953	19,307	(13,354)	12,145	34,587	(22,442)
Wanger Advisors Trust:
Wanger Acorn	5,355	9,779	(4,424)	11,496	19,758	(8,262)
Wanger Select	4,184	12,646	(8,462)	2,998	12,929	(9,931)

44

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

8. FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, and net assets for variable annuity contracts, investment income ratios, expense ratios, excluding expenses of underlying funds, and total returns for the years ended December 31, 2022, 2021, 2020, 2019, and 2018 follows:

		Fund		Unit	Net	Investment
		Inception	Units	Fair	Assets	Income	Expense	Total
Division	Year	DateA	(000s)	Value	(000s)	RatioB	RatioC	ReturnD
Invesco V.I. Main Street Small Cap Fund - Series I
	2022		6	$34.46	$215	0.61%	1.40%	-17.00%
	2021		11	$41.52	$437	0.51%	1.40%	20.87%
	2020		10	$34.35	$353	0.58%	1.40%	18.24%
	2019		12	$29.05	$339	0.30%	1.40%	24.73%
	2018		14	$23.29	$318	0.29%	1.40%	-11.58%
American Funds Insurance Series® Growth Fund - Class 2
	2022		682	$31.56	$21,534	0.29%	1.40%	-30.93%
	2021		731	$45.69	$33,390	0.22%	1.40%	20.30%
	2020		784	$37.98	$29,794	0.29%	1.40%	50.00%
	2019		828	$25.32	$20,961	0.76%	1.40%	28.92%
	2018		870	$19.64	$17,080	0.46%	1.40%	-1.65%
American Funds Insurance Series® Growth-Income Fund - Class 2
	2022		447	$24.83	$11,090	1.18%	1.40%	-17.65%
	2021		491	$30.15	$14,789	1.14%	1.40%	22.36%
	2020		536	$24.64	$13,206	1.26%	1.40%	12.00%
	2019		581	$22.00	$12,781	1.70%	1.40%	24.36%
	2018		606	$17.69	$10,723	1.47%	1.40%	-3.17%
American Funds Insurance Series® International Fund - Class 2
	2022		533	$11.65	$6,209	1.54%	1.40%	-21.86%
	2021		603	$14.91	$8,991	2.42%	1.40%	-2.87%
	2020		640	$15.35	$9,826	0.58%	1.40%	12.37%
	2019		673	$13.66	$9,192	1.48%	1.40%	21.21%
	2018		683	$11.27	$7,693	1.71%	1.40%	-14.36%
Fidelity® VIP Equity-Income Portfolio - Initial Class
	2022		459	$55.11	$25,275	1.79%	1.40%	-6.28%
	2021		498	$58.80	$29,299	1.91%	1.40%	23.17%
	2020		557	$47.74	$26,603	1.61%	1.40%	5.20%
	2019		611	$45.38	$27,746	2.02%	1.40%	25.67%
	2018		675	$36.11	$24,357	2.25%	1.40%	-9.57%
Fidelity® VIP Contrafund® Portfolio - Initial Class
	2022		808	$88.91	$71,852	0.45%	1.40%	-27.34%
	2021		883	$122.36	$107,994	0.06%	1.40%	26.07%
	2020		962	$97.06	$93,363	0.24%	1.40%	28.74%
	2019		1,078	$75.39	$81,244	0.47%	1.40%	29.76%
	2018		1,190	$58.10	$69,165	0.74%	1.40%	-7.69%
Fidelity® VIP Index 500 Portfolio - Initial Class
	2022		1,292	$72.21	$93,304	1.37%	1.40%	-19.35%
	2021		1,381	$89.53	$123,619	1.26%	1.40%	26.80%
	2020		1,512	$70.61	$106,784	1.60%	1.40%	16.60%
	2019		1,651	$60.56	$100,010	1.99%	1.40%	29.51%
	2018		1,788	$46.76	$83,619	1.94%	1.40%	-5.82%
Fidelity® VIP Government Money Market Portfolio - Initial Class
	2022		422	$12.38	$5,227	1.55%	1.40%	0.00%
	2021		381	$12.38	$4,720	0.00%	1.40%	-1.35%
	2020		407	$12.55	$5,112	0.30%	1.40%	-1.10%
*	2019		321	$9.81	$4,073	1.90%	1.40%	0.62%
*	2018		394	$9.75	$4,961	1.57%	1.40%	0.21%
45

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		Fund		Unit	Net	Investment
		Inception	Units	Fair	Assets	Income	Expense	Total
Division	Year	DateA	(000s)	Value	(000s)	RatioB	RatioC	ReturnD
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
	2022		498	$18.45	$9,191	2.12%	1.40%	-14.19%
	2021		532	$21.50	$11,430	1.99%	1.40%	-2.01%
	2020		556	$21.94	$12,205	2.25%	1.40%	7.87%
	2019		538	$20.34	$10,934	2.73%	1.40%	8.19%
	2018		553	$18.80	$10,396	2.40%	1.40%	-1.93%
Franklin Small Cap Value VIP Fund - Class 2
	2022		137	$29.78	$4,089	0.93%	1.40%	-11.34%
	2021		148	$33.59	$4,955	1.07%	1.40%	23.63%
	2020		160	$27.17	$4,354	1.29%	1.40%	3.74%
	2019		183	$26.19	$4,800	1.07%	1.40%	24.60%
	2018		198	$21.02	$4,154	0.96%	1.40%	-14.10%
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
	2022		96	$21.80	$2,092	0.79%	1.40%	-12.45%
	2021		99	$24.90	$2,462	0.58%	1.40%	26.91%
	2020		102	$19.62	$1,995	0.99%	1.40%	1.08%
	2019		105	$19.41	$2,036	0.92%	1.40%	20.93%
	2018		117	$16.05	$1,880	0.70%	1.40%	-16.23%
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares
	2022		100	$39.25	$3,936	0.42%	1.40%	-19.59%
	2021		105	$48.81	$5,130	0.37%	1.40%	21.75%
	2020		118	$40.09	$4,728	0.56%	1.40%	17.91%
	2019		123	$34.00	$4,192	0.41%	1.40%	24.13%
	2018		131	$27.39	$3,577	0.50%	1.40%	-7.03%
PIMCO VIT Real Return Portfolio - Administrative Class
	2022		581	$15.05	$8,747	6.99%	1.40%	-13.16%
	2021		675	$17.33	$11,690	4.88%	1.40%	4.15%
	2020		802	$16.64	$13,343	1.43%	1.40%	10.13%
	2019		904	$15.11	$13,662	1.68%	1.40%	6.94%
	2018		984	$14.13	$13,902	2.49%	1.40%	-3.55%
Pioneer High Yield VCT Portfolio - Class I
	2022		141	$18.98	$2,673	4.99%	1.40%	-12.45%
	2021		145	$21.68	$3,139	5.13%	1.40%	4.28%
	2020		149	$20.79	$3,093	5.03%	1.40%	1.02%
	2019		176	$20.58	$3,621	4.99%	1.40%	12.89%
	2018		180	$18.23	$3,273	4.81%	1.40%	-4.65%
Voya Balanced Portfolio - Class I
	2022		23	$18.97	$435	1.73%	1.40%	-18.37%
	2021		26	$23.24	$605	1.72%	1.40%	14.26%
	2020		28	$20.34	$560	2.22%	1.40%	9.35%
	2019		28	$18.60	$519	2.45%	1.40%	17.42%
	2018		29	$15.84	$459	2.41%	1.40%	-8.12%
Voya Government Money Market Portfolio - Class I
	2022		21	$9.69	$201	1.46%	1.40%	0.00%
	2021		22	$9.69	$211	0.00%	1.40%	-1.32%
	2020		5	$9.82	$45	0.00%	1.40%	-1.11%
	2019		3	$9.93	$28	3.57%	1.40%	0.51%
	2018		3	$9.88	$28	0.00%	1.40%	0.20%
46

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		Fund		Unit	Net	Investment
		Inception	Units	Fair	Assets	Income	Expense	Total
Division	Year	DateA	(000s)	Value	(000s)	RatioB	RatioC	ReturnD
Voya Intermediate Bond Portfolio - Class I
	2022		858	$13.65	$11,706	2.67%	1.40%	-15.64%
	2021		959	$16.18	$15,520	2.96%	1.40%	-2.24%
	2020		1,033	$16.55	$17,103	3.48%	1.40%	6.29%
	2019		1,051	$15.57	$16,360	3.45%	1.40%	8.35%
	2018		1,166	$14.37	$16,761	3.57%	1.40%	-1.98%
Voya Government Liquid Assets Portfolio - Class I
	2022		163	$9.72	$1,580	1.54%	1.40%	0.10%
	2021		144	$9.71	$1,398	0.00%	1.40%	-1.32%
	2020		135	$9.84	$1,327	0.27%	1.40%	-1.11%
	2019		163	$9.95	$1,621	1.86%	1.40%	0.51%
	2018		140	$9.90	$1,389	1.54%	1.40%	0.20%
Voya High Yield Portfolio - Institutional Class
	2022		496	$9.79	$4,857	5.44%	1.40%	-13.44%
	2021		549	$11.31	$6,217	5.39%	1.40%	3.76%
	2020		574	$10.90	$6,254	5.24%	1.40%	4.51%
	2019	08/23/2019	641	$10.43	$6,683	(b)	1.40%	(b)
	2018		(b)	(b)	(b)	(b)	(b)	(b)
Voya Large Cap Growth Portfolio - Institutional Class
	2022		1,077	$30.43	$32,771	0.00%	1.40%	-31.46%
	2021		1,160	$44.40	$51,509	0.00%	1.40%	17.90%
	2020		1,272	$37.66	$47,915	0.46%	1.40%	29.06%
	2019		1,403	$29.18	$40,941	0.68%	1.40%	30.91%
	2018		1,571	$22.29	$35,013	0.66%	1.40%	-2.83%
Voya Large Cap Growth Portfolio - Service Class
	2022		50	$29.52	$1,488	0.00%	1.40%	-31.62%
	2021		55	$43.17	$2,354	0.00%	1.40%	17.63%
	2020		56	$36.70	$2,072	0.25%	1.40%	28.77%
	2019		70	$28.50	$1,998	0.41%	1.40%	30.55%
	2018		87	$21.83	$1,889	0.38%	1.40%	-3.11%
Voya Large Cap Value Portfolio - Institutional Class
	2022		199	$22.37	$4,461	1.45%	1.40%	-4.52%
	2021		210	$23.43	$4,911	2.53%	1.40%	25.23%
	2020		219	$18.71	$4,102	1.99%	1.40%	4.76%
	2019		250	$17.86	$4,458	2.18%	1.40%	23.43%
	2018		256	$14.47	$3,711	2.07%	1.40%	-9.11%
Voya Limited Maturity Bond Portfolio - Service Class
	2022		298	$10.58	$3,150	1.63%	1.40%	-6.21%
	2021		307	$11.28	$3,465	1.40%	1.40%	-1.57%
	2020		333	$11.46	$3,816	1.96%	1.40%	1.78%
	2019		349	$11.26	$3,929	1.51%	1.40%	2.55%
	2018		439	$10.98	$4,817	1.47%	1.40%	-0.27%
Voya U.S. Stock Index Portfolio - Institutional Class
	2022		67	$34.19	$2,276	1.19%	1.40%	-19.50%
	2021		73	$42.47	$3,087	1.13%	1.40%	26.59%
	2020		77	$33.55	$2,592	1.83%	1.40%	16.49%
	2019		81	$28.80	$2,328	1.65%	1.40%	29.32%
	2018		81	$22.27	$1,795	1.72%	1.40%	-5.99%
47

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		Fund		Unit	Net	Investment
		Inception	Units	Fair	Assets	Income	Expense	Total
Division	Year	DateA	(000s)	Value	(000s)	RatioB	RatioC	ReturnD
VY® CBRE Global Real Estate Portfolio - Institutional Class
	2022		274	$14.48	$3,960	3.17%	1.40%	-25.97%
	2021		288	$19.56	$5,637	2.87%	1.40%	32.61%
	2020		312	$14.75	$4,600	5.35%	1.40%	-6.17%
	2019		333	$15.72	$5,235	3.00%	1.40%	23.00%
	2018		347	$12.78	$4,436	5.57%	1.40%	-9.81%
VY® Invesco Growth and Income Portfolio - Service Class
	2022		336	$29.10	$9,762	1.24%	1.40%	-7.15%
	2021		363	$31.34	$11,389	1.37%	1.40%	27.19%
	2020		395	$24.64	$9,741	1.81%	1.40%	1.48%
	2019		421	$24.28	$10,211	2.46%	1.40%	23.00%
	2018		464	$19.74	$9,153	1.47%	1.40%	-14.80%
VY® Invesco Growth and Income Portfolio - Service Class 2
	2022		13	$28.09	$363	1.00%	1.40%	-7.29%
	2021		14	$30.30	$434	1.40%	1.40%	26.99%
	2020		18	$23.86	$424	1.56%	1.40%	1.32%
	2019		20	$23.55	$472	2.09%	1.40%	22.78%
	2018		25	$19.18	$485	1.29%	1.40%	-14.91%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
	2022		273	$24.98	$6,816	0.00%	1.40%	-27.15%
	2021		300	$34.29	$10,296	0.00%	1.40%	-11.28%
	2020		323	$38.65	$12,476	0.31%	1.40%	31.55%
	2019		353	$29.38	$10,365	0.01%	1.40%	29.89%
	2018		370	$22.62	$8,359	0.60%	1.40%	-17.92%
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
	2022		518	$37.42	$19,373	0.00%	1.40%	-18.72%
	2021		563	$46.04	$25,941	0.38%	1.40%	17.06%
	2020		611	$39.33	$24,045	0.00%	1.40%	14.90%
	2019		681	$34.23	$23,298	1.17%	1.40%	24.97%
	2018		756	$27.39	$20,705	0.67%	1.40%	-11.59%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
	2022		1,862	$37.06	$68,989	1.18%	1.40%	-13.41%
	2021		2,033	$42.80	$87,002	0.77%	1.40%	16.75%
	2020		2,320	$36.66	$85,055	1.22%	1.40%	16.34%
	2019		2,534	$31.51	$79,861	1.52%	1.40%	22.65%
	2018		2,550	$25.69	$65,517	2.22%	1.40%	-0.93%
VY® T. Rowe Price Equity Income Portfolio - Institutional Class
	2022		232	$34.60	$8,013	2.07%	1.40%	-4.58%
	2021		250	$36.26	$9,061	1.89%	1.40%	23.92%
	2020		268	$29.26	$7,850	4.75%	1.40%	-0.14%
	2019		272	$29.30	$7,971	2.71%	1.40%	24.89%
	2018		312	$23.46	$7,317	2.43%	1.40%	-10.36%
VY® T. Rowe Price Equity Income Portfolio - Service Class
	2022		14	$36.78	$520	1.83%	1.40%	-4.76%
	2021		15	$38.62	$572	1.70%	1.40%	23.54%
	2020		16	$31.26	$485	3.47%	1.40%	-0.48%
	2019		16	$31.41	$494	2.52%	1.40%	24.69%
	2018		18	$25.19	$457	2.33%	1.40%	-10.61%
48

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		Fund		Unit	Net	Investment
		Inception	Units	Fair	Assets	Income	Expense	Total
Division	Year	DateA	(000s)	Value	(000s)	RatioB	RatioC	ReturnD
Voya Global Bond Portfolio - Service Class
	2022		13	$11.49	$153	2.33%	1.40%	-19.65%
	2021		13	$14.30	$190	2.48%	1.40%	-6.29%
	2020		14	$15.26	$214	2.86%	1.40%	7.31%
	2019		24	$14.22	$345	2.54%	1.40%	6.12%
	2018		27	$13.40	$364	3.46%	1.40%	-3.53%
Voya International High Dividend Low Volatility Portfolio - Initial Class
	2022		413	$10.52	$4,341	4.36%	1.40%	-10.16%
	2021		432	$11.71	$5,058	2.49%	1.40%	10.47%
	2020		471	$10.60	$4,994	3.35%	1.40%	-2.12%
	2019		481	$10.83	$5,204	2.21%	1.40%	15.21%
	2018		505	$9.40	$4,747	2.22%	1.40%	-16.15%
Voya International High Dividend Low Volatility Portfolio - Service Class
	2022		22	$10.14	$222	4.16%	1.40%	-10.34%
	2021		31	$11.31	$355	2.27%	1.40%	10.23%
	2020		34	$10.26	$349	3.09%	1.40%	-2.29%
	2019		35	$10.50	$362	1.90%	1.40%	14.75%
	2018		41	$9.15	$375	1.85%	1.40%	-16.36%
Voya Solution 2025 Portfolio - Initial Class
	2022		306	$15.33	$4,698	4.04%	1.40%	-18.37%
	2021		333	$18.78	$6,249	2.72%	1.40%	9.38%
	2020		395	$17.17	$6,776	2.11%	1.40%	12.30%
	2019		413	$15.29	$6,311	2.58%	1.40%	16.72%
	2018		453	$13.10	$5,929	2.27%	1.40%	-6.83%
Voya Solution 2025 Portfolio - Service Class
	2022		14	$18.21	$254	3.83%	1.40%	-18.63%
	2021		14	$22.38	$321	2.56%	1.40%	9.17%
	2020		15	$20.50	$305	2.09%	1.40%	11.96%
	2019		15	$18.31	$268	1.40%	1.40%	16.48%
	2018		47	$15.72	$733	2.14%	1.40%	-7.04%
Voya Solution 2035 Portfolio - Initial Class
	2022		539	$16.54	$8,919	4.15%	1.40%	-19.51%
	2021		523	$20.55	$10,755	2.22%	1.40%	12.73%
	2020		508	$18.23	$9,267	1.99%	1.40%	13.09%
	2019		531	$16.12	$8,553	2.50%	1.40%	20.48%
	2018		534	$13.38	$7,139	2.13%	1.40%	-9.35%
Voya Solution 2035 Portfolio - Service Class
	2022		14	$20.31	$292	4.76%	1.40%	-19.76%
	2021		23	$25.31	$591	2.17%	1.40%	12.49%
	2020		23	$22.50	$517	1.48%	1.40%	12.90%
	2019		28	$19.93	$565	2.29%	1.40%	20.21%
	2018		29	$16.58	$484	1.89%	1.40%	-9.60%
Voya Solution 2045 Portfolio - Initial Class
	2022		260	$17.20	$4,477	4.01%	1.40%	-20.41%
	2021		259	$21.61	$5,598	1.80%	1.40%	15.87%
	2020		254	$18.65	$4,741	1.68%	1.40%	14.98%
	2019		244	$16.22	$3,960	2.27%	1.40%	22.51%
	2018		254	$13.24	$3,357	1.80%	1.40%	-11.32%
49

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		Fund		Unit	Net	Investment
		Inception	Units	Fair	Assets	Income	Expense	Total
Division	Year	DateA	(000s)	Value	(000s)	RatioB	RatioC	ReturnD
Voya Solution 2045 Portfolio - Service Class
	2022		7	$21.74	$157	3.91%	1.40%	-20.63%
	2021		7	$27.39	$201	2.11%	1.40%	15.62%
	2020		8	$23.69	$179	1.37%	1.40%	14.67%
	2019		13	$20.66	$260	2.16%	1.40%	22.18%
	2018		23	$16.91	$388	1.62%	1.40%	-11.47%
Voya Solution Income Portfolio - Initial Class
	2022		154	$14.34	$2,208	3.98%	1.40%	-15.99%
	2021		174	$17.07	$2,974	2.99%	1.40%	5.18%
	2020		200	$16.23	$3,249	2.69%	1.40%	10.63%
	2019		255	$14.67	$3,740	3.23%	1.40%	11.81%
	2018		291	$13.12	$3,812	2.62%	1.40%	-4.16%
Voya Solution Income Portfolio - Service Class
	2022		24	$15.51	$378	3.85%	1.40%	-16.21%
	2021		24	$18.51	$453	2.89%	1.40%	4.87%
	2020		29	$17.65	$515	2.17%	1.40%	10.38%
	2019		37	$15.99	$593	2.55%	1.40%	11.58%
	2018		46	$14.33	$660	1.76%	1.40%	-4.40%
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
	2022		70	$60.19	$4,239	1.35%	1.40%	-6.68%
	2021		72	$64.50	$4,668	1.06%	1.40%	25.78%
	2020		75	$51.28	$3,848	1.45%	1.40%	2.40%
	2019		78	$50.08	$3,885	1.48%	1.40%	29.14%
	2018		88	$38.78	$3,410	1.30%	1.40%	-15.35%
VY® American Century Small-Mid Cap Value Portfolio - Service Class
	2022		2	$37.11	$87	1.18%	1.40%	-6.90%
	2021		2	$39.86	$82	1.36%	1.40%	25.50%
	2020		2	$31.76	$65	1.27%	1.40%	2.09%
	2019		3	$31.11	$93	1.76%	1.40%	28.87%
	2018		6	$24.14	$134	1.22%	1.40%	-15.56%
VY® Baron Growth Portfolio - Initial Class
	2022		100	$67.78	$6,800	0.00%	1.40%	-24.57%
	2021		106	$89.86	$9,497	0.00%	1.40%	19.05%
	2020		113	$75.48	$8,500	0.00%	1.40%	31.68%
	2019		122	$57.32	$7,009	0.00%	1.40%	37.06%
	2018		131	$41.82	$5,459	0.00%	1.40%	-3.06%
VY® Baron Growth Portfolio - Service Class
	2022		6	$39.04	$232	0.00%	1.40%	-24.75%
	2021		6	$51.88	$323	0.00%	1.40%	18.75%
	2020		6	$43.69	$280	0.00%	1.40%	31.40%
	2019		7	$33.25	$236	0.00%	1.40%	36.61%
	2018		8	$24.34	$207	0.00%	1.40%	-3.26%
VY® Columbia Contrarian Core Portfolio - Initial Class
	2022		51	$31.57	$1,625	0.52%	1.40%	-19.65%
	2021		66	$39.29	$2,610	0.61%	1.40%	22.51%
	2020		81	$32.07	$2,612	0.08%	1.40%	20.11%
	2019		88	$26.70	$2,345	2.33%	1.40%	31.20%
	2018		91	$20.35	$1,855	1.15%	1.40%	-10.04%
50

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		Fund		Unit	Net	Investment
		Inception	Units	Fair	Assets	Income	Expense	Total
Division	Year	DateA	(000s)	Value	(000s)	RatioB	RatioC	ReturnD
VY® Columbia Contrarian Core Portfolio - Service Class
	2022		3	$28.83	$82	0.00%	1.40%	-19.76%
	2021		3	$35.93	$106	0.00%	1.40%	22.21%
	2020		3	$29.40	$92	0.00%	1.40%	19.76%
	2019		3	$24.55	$77	1.45%	1.40%	31.21%
	2018		3	$18.71	$61	1.32%	1.40%	-10.26%
VY® Invesco Comstock Portfolio - Initial Class
	2022		155	$42.80	$6,620	1.77%	1.40%	-0.77%
	2021		161	$43.13	$6,924	1.78%	1.40%	31.45%
	2020		172	$32.81	$5,656	2.32%	1.40%	-1.59%
	2019		188	$33.34	$6,255	2.67%	1.40%	23.76%
	2018		202	$26.94	$5,441	1.64%	1.40%	-13.38%
VY® Invesco Comstock Portfolio - Service Class
	2022		4	$28.37	$120	1.61%	1.40%	-1.05%
	2021		4	$28.67	$129	1.73%	1.40%	31.15%
	2020		5	$21.86	$102	1.75%	1.40%	-1.89%
	2019		6	$22.28	$127	2.30%	1.40%	23.50%
	2018		7	$18.04	$134	1.39%	1.40%	-13.60%
VY® Invesco Equity and Income Portfolio - Initial Class
	2022		470	$26.40	$12,411	1.63%	1.40%	-8.87%
	2021		515	$28.97	$14,933	1.42%	1.40%	17.15%
	2020		585	$24.73	$14,458	1.76%	1.40%	8.46%
	2019		610	$22.80	$13,915	2.04%	1.40%	18.44%
	2018		692	$19.25	$13,322	2.04%	1.40%	-10.76%
VY® Invesco Equity and Income Portfolio - Service Class
	2022		30	$25.00	$748	1.55%	1.40%	-9.12%
	2021		29	$27.51	$801	1.17%	1.40%	16.86%
	2020		31	$23.54	$738	1.50%	1.40%	8.18%
	2019		33	$21.76	$724	1.91%	1.40%	18.13%
	2018		35	$18.42	$639	1.74%	1.40%	-10.97%
VY® Invesco Global Portfolio - Initial Class
	2022		817	$38.23	$31,224	0.00%	1.40%	-32.88%
	2021		887	$56.96	$50,509	0.00%	1.40%	13.76%
	2020		975	$50.07	$48,798	1.04%	1.40%	26.03%
	2019		1,066	$39.73	$42,342	0.50%	1.40%	29.96%
	2018		1,163	$30.57	$35,541	1.63%	1.40%	-14.42%
VY® Invesco Global Portfolio - Service Class
	2022		15	$25.36	$376	0.00%	1.40%	-33.05%
	2021		18	$37.88	$676	0.00%	1.40%	13.55%
	2020		18	$33.36	$611	0.94%	1.40%	25.65%
	2019		25	$26.55	$662	0.15%	1.40%	29.64%
	2018		32	$20.48	$650	1.41%	1.40%	-14.63%
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
	2022		132	$51.38	$6,772	1.11%	1.40%	-9.61%
	2021		142	$56.84	$8,062	0.93%	1.40%	27.99%
	2020		154	$44.41	$6,842	1.16%	1.40%	-0.85%
	2019		178	$44.79	$7,988	1.24%	1.40%	24.69%
	2018		186	$35.92	$6,683	1.38%	1.40%	-13.19%
51

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		Fund		Unit	Net	Investment
		Inception	Units	Fair	Assets	Income	Expense	Total
Division	Year	DateA	(000s)	Value	(000s)	RatioB	RatioC	ReturnD
VY® JPMorgan Mid Cap Value Portfolio - Service Class
	2022		4	$32.47	$133	0.66%	1.40%	-9.88%
	2021		5	$36.03	$171	0.59%	1.40%	27.68%
	2020		6	$28.22	$168	0.99%	1.40%	-1.09%
	2019		8	$28.53	$235	0.87%	1.40%	24.42%
	2018		10	$22.93	$225	1.12%	1.40%	-13.41%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
	2022		1,157	$38.80	$46,696	0.00%	1.40%	-25.40%
*	2021		1,277	$52.01	$69,110	0.00%	1.40%	12.21%
*	2020		1,392	$46.35	$67,146	0.09%	1.40%	30.01%
*	2019		1,562	$35.65	$57,935	0.30%	1.40%	35.29%
*	2018		1,717	$26.35	$47,090	0.19%	1.40%	-4.60%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
	2022		14	$38.47	$524	0.00%	1.40%	-25.53%
	2021		15	$51.66	$759	0.00%	1.40%	11.99%
	2020		16	$46.13	$744	0.13%	1.40%	29.62%
	2019		23	$35.59	$823	0.28%	1.40%	34.96%
	2018		23	$26.37	$619	0.00%	1.40%	-4.80%
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
	2022		188	$46.35	$8,730	0.00%	1.40%	-41.46%
	2021		201	$79.17	$15,882	0.00%	1.40%	18.41%
	2020		216	$66.86	$14,422	0.00%	1.40%	34.77%
	2019		234	$49.61	$11,617	0.19%	1.40%	29.02%
	2018		238	$38.45	$9,159	0.26%	1.40%	-2.49%
VY® T. Rowe Price Growth Equity Portfolio - Service Class
	2022		18	$32.59	$592	0.00%	1.40%	-41.58%
	2021		20	$55.79	$1,121	0.00%	1.40%	18.10%
	2020		21	$47.24	$971	0.00%	1.40%	34.47%
	2019		22	$35.13	$769	0.00%	1.40%	28.63%
	2018		25	$27.31	$675	0.00%	1.40%	-2.71%
Voya Strategic Allocation Conservative Portfolio - Class I
	2022		236	$19.57	$4,617	3.35%	1.40%	-17.63%
	2021		253	$23.76	$6,019	2.60%	1.40%	7.61%
	2020		285	$22.08	$6,298	2.48%	1.40%	8.93%
	2019		301	$20.27	$6,103	2.87%	1.40%	13.24%
	2018		359	$17.90	$6,423	2.87%	1.40%	-5.39%
Voya Strategic Allocation Growth Portfolio - Class I
	2022		380	$26.50	$10,065	3.01%	1.40%	-20.47%
	2021		391	$33.32	$13,014	1.94%	1.40%	15.73%
	2020		427	$28.79	$12,289	1.90%	1.40%	12.81%
	2019		432	$25.52	$11,032	2.67%	1.40%	21.12%
	2018		425	$21.07	$8,952	2.12%	1.40%	-9.61%
Voya Strategic Allocation Moderate Portfolio - Class I
	2022		574	$23.24	$13,333	2.89%	1.40%	-19.28%
	2021		622	$28.79	$17,898	2.39%	1.40%	12.24%
	2020		657	$25.65	$16,843	2.16%	1.40%	11.18%
	2019		701	$23.07	$16,181	2.74%	1.40%	17.58%
	2018		701	$19.62	$13,753	2.35%	1.40%	-7.37%
52

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		Fund		Unit	Net	Investment
		Inception	Units	Fair	Assets	Income	Expense	Total
Division	Year	DateA	(000s)	Value	(000s)	RatioB	RatioC	ReturnD
Voya Growth and Income Portfolio - Class I
	2022		180	$33.43	$6,032	1.05%	1.40%	-15.90%
	2021		200	$39.75	$7,938	1.03%	1.40%	27.20%
	2020		220	$31.25	$6,878	1.29%	1.40%	15.66%
	2019		233	$27.02	$6,307	1.66%	1.40%	27.09%
	2018		257	$21.26	$5,468	1.80%	1.40%	-5.80%
Voya Global High Dividend Low Volatility Portfolio - Class I
	2022		772	$14.05	$10,845	2.62%	1.40%	-6.21%
	2021		855	$14.98	$12,804	2.60%	1.40%	19.17%
	2020		925	$12.57	$11,619	2.27%	1.40%	-2.18%
	2019		1,032	$12.85	$13,266	2.86%	1.40%	19.98%
	2018		1,109	$10.71	$11,879	5.41%	1.40%	-10.15%
Voya Index Plus LargeCap Portfolio - Class I
	2022		116	$41.15	$4,764	0.80%	1.40%	-20.16%
	2021		121	$51.54	$6,213	1.02%	1.40%	27.45%
	2020		131	$40.44	$5,306	1.40%	1.40%	14.30%
	2019		141	$35.38	$5,006	1.61%	1.40%	28.23%
	2018		152	$27.59	$4,205	1.48%	1.40%	-8.13%
Voya Index Plus MidCap Portfolio - Class I
	2022		154	$43.61	$6,696	0.87%	1.40%	-15.48%
	2021		169	$51.60	$8,708	0.92%	1.40%	25.98%
	2020		187	$40.96	$7,662	1.24%	1.40%	6.75%
	2019		203	$38.37	$7,795	1.38%	1.40%	25.31%
	2018		218	$30.62	$6,666	1.11%	1.40%	-15.53%
Voya Index Plus SmallCap Portfolio - Class I
	2022		116	$41.11	$4,767	0.91%	1.40%	-15.20%
	2021		125	$48.48	$6,059	0.74%	1.40%	26.65%
	2020		133	$38.28	$5,080	0.96%	1.40%	3.94%
	2019		138	$36.83	$5,089	1.07%	1.40%	20.12%
	2018		152	$30.66	$4,648	0.94%	1.40%	-13.63%
Voya International Index Portfolio - Class I
	2022		728	$15.37	$11,188	0.02%	1.40%	-15.83%
	2021		3	$18.26	$49	2.22%	1.40%	9.34%
	2020		2	$16.70	$41	2.63%	1.40%	6.44%
	2019		2	$15.69	$35	3.28%	1.40%	19.77%
	2018		2	$13.10	$26	3.51%	1.40%	-14.99%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
	2022		1,016	$50.39	$51,199	0.40%	1.40%	-31.00%
	2021		1,107	$73.03	$80,839	0.52%	1.40%	28.85%
	2020		1,210	$56.68	$68,598	0.56%	1.40%	36.55%
	2019		1,319	$41.51	$54,752	0.98%	1.40%	33.95%
	2018		1,460	$30.99	$45,246	1.12%	1.40%	-2.36%
Voya Russell™ Large Cap Index Portfolio - Class I
	2022		215	$42.44	$9,125	0.64%	1.40%	-21.19%
	2021		226	$53.85	$12,146	1.14%	1.40%	25.64%
	2020		250	$42.86	$10,694	1.41%	1.40%	20.16%
	2019		267	$35.67	$9,514	1.72%	1.40%	29.52%
	2018		300	$27.54	$8,266	1.70%	1.40%	-4.80%
53

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		Fund		Unit	Net	Investment
		Inception	Units	Fair	Assets	Income	Expense	Total
Division	Year	DateA	(000s)	Value	(000s)	RatioB	RatioC	ReturnD
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
	2022		50	$37.46	$1,889	0.00%	1.40%	-28.17%
	2021		52	$52.15	$2,735	0.04%	1.40%	10.46%
	2020		57	$47.21	$2,706	0.16%	1.40%	32.65%
	2019		66	$35.59	$2,355	0.60%	1.40%	32.65%
	2018		73	$26.83	$1,965	0.38%	1.40%	-6.68%
Voya Small Company Portfolio - Class I
	2022		—	$30.96	$13	0.00%	1.40%	-17.83%
	2021		—	$37.68	$18	0.00%	1.40%	13.15%
	2020		1	$33.30	$22	1.47%	1.40%	10.74%
	2019		4	$30.07	$114	0.00%	1.40%	24.46%
	2018		4	$24.16	$94	0.96%	1.40%	-17.03%
Voya MidCap Opportunities Portfolio - Class I
	2022		1,031	$26.86	$27,684	0.00%	1.40%	-26.11%
*	2021		1,126	$36.35	$40,942	0.00%	1.40%	10.52%
*	2020		1,265	$32.89	$41,614	0.11%	1.40%	39.19%
*	2019		1,408	$23.63	$33,265	0.28%	1.40%	27.52%
*	2018		1,542	$18.53	$28,571	0.00%	1.40%	-8.76%
Voya SmallCap Opportunities Portfolio - Class I
	2022		187	$61.39	$11,449	0.00%	1.40%	-24.15%
	2021		200	$80.94	$16,178	0.00%	1.40%	3.21%
	2020		222	$78.42	$17,434	0.00%	1.40%	24.59%
	2019		244	$62.94	$15,329	0.00%	1.40%	23.95%
	2018		268	$50.78	$13,589	0.00%	1.40%	-17.04%
Wanger Acorn
	2022		96	$30.67	$2,959	0.00%	1.40%	-34.40%
	2021		101	$46.75	$4,717	0.76%	1.40%	7.37%
	2020		109	$43.54	$4,752	0.00%	1.40%	22.51%
	2019		127	$35.54	$4,507	0.27%	1.40%	29.28%
	2018		129	$27.49	$3,548	0.11%	1.40%	-2.83%
Wanger Select
	2022		82	$26.46	$2,177	0.00%	1.40%	-35.75%
	2021		91	$41.18	$3,736	0.00%	1.40%	4.36%
	2020		101	$39.46	$3,972	0.68%	1.40%	24.91%
	2019		117	$31.59	$3,698	0.09%	1.40%	27.48%
	2018		130	$24.78	$3,218	0.19%	1.40%	-13.63%

*	We identified immaterial errors in certain divisions related to the unit fair value and/or total return which were corrected in 2022.
A	The Fund Inception Date represents the first date the fund received money.
B	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
C	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees Note.
D	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities.

(b)	As investment Division had no investments until 2019, this data is not meaningful and therefore not presented.
54

Report of Independent Auditors

The Board of Directors and Stockholder
ReliaStar Life Insurance Company

Opinion

We have audited the statutory-basis financial statements of ReliaStar Life Insurance Company (the Company), which comprise the balance sheets as of December 31, 2022 and 2021, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2022, and the related notes to the financial statements (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022, on the basis of accounting described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2022.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between these statutory accounting practices described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditor's Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.

•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Ernst & Young LLP

March 31, 2023

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2022	2021
	(In Thousands)
Admitted Assets
Cash and invested assets:
Bonds	$7,714,573	$7,945,808
Bonds - securities loaned and pledged	215,546	223,486
Mortgage loans	1,111,217	1,268,108
Contract loans	183,139	201,307
Cash and short term investments	372,322	226,207
Other invested assets	714,595	748,850
Subsidiaries	498,840	526,415
Securities lending collateral	134,682	167,928
Derivatives	86,283	16,792
Preferred stocks	111,186	123,046
Common stocks	37,748	37,316
Land and Real estate:
Properties occupied by the Company	—	46,871
Properties held for sale	46,561	—
Total cash and invested assets	11,226,692	11,532,134

Deferred and uncollected premiums	(394,671)	(364,033)
Accrued investment income	78,511	84,245
Reinsurance balances recoverable	710,433	704,078
Federal income tax recoverable including ($4,745) and $21,737 on realized capital (gains)/losses at December 31, 2022 and 2021, respectively)	11,179	38,400
Indebtedness from related parties	1,547	8,464
Net deferred tax asset	232,737	232,466
Other assets	69,448	90,400
Separate account assets	2,098,558	2,847,286
Total admitted assets	$14,034,434	$15,173,440

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2022	2021
	(In Thousands, except share amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$6,736,601	$7,054,976
Accident and health reserves	64,545	68,098
Deposit type contracts	1,133,821	1,147,093
Policyholders’ funds	148	154
Dividends payable	(4,036)	(4,354)
Policy and contract claims	621,918	584,878
Total policy and contract liabilities	8,552,997	8,850,845

Interest maintenance reserve	23,372	28,475
Accounts payable and accrued expenses	92,361	124,417
Reinsurance balances	767,031	821,804
Indebtedness to related parties	75,187	33,664
Asset valuation reserve	195,412	209,009
Net transfers to (from) separate accounts due or accrued	1,699	849
Derivatives	48,066	68,459
Payable for securities lending	134,682	167,928
Other liabilities	260,750	239,049
Separate account liabilities	2,098,558	2,847,286
Total liabilities	12,250,115	13,391,785

Capital and surplus:
Common stock: authorized 25,000,000 shares of $1.25 par value; 2,000,000 shares issued and outstanding	2,500	2,500
Preferred capital stock	100	100
Special surplus funds	—	693
Paid-in and contributed surplus	7,620	336,120
Unassigned surplus	1,774,199	1,442,342
Preferred capital stock, held in treasury	(100)	(100)
Total capital and surplus	1,784,319	1,781,655
Total liabilities and capital and surplus	$14,034,434	$15,173,440

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations – Statutory Basis

	Year ended December 31
	2022	2021	2020
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$1,069,408	$(4,852,113)	$1,124,486
Considerations for supplementary contracts with life contingencies	5,239	3,365	7,795
Net investment income	533,029	523,624	793,969
Amortization of interest maintenance reserve	6,472	(8,756)	(5,224)
Commissions, expense allowances and reserve adjustments on reinsurance ceded	238,660	1,466,840	493,698
Other revenue	74,287	97,502	92,891
Total premiums and other revenues	1,927,095	(2,769,538)	2,507,615

Benefits paid or provided:
Death benefits	97,572	43,270	478,539
Annuity benefits	56,316	59,941	50,868
Surrender benefits and withdrawals	589,065	599,676	684,495
Interest and adjustments on contract or deposit-type contract funds	51,498	(21,287)	10,422
Accident and health benefits	384,230	342,021	590,572
Other benefits	1,551	4,782	7,051
Decrease in life, annuity and accident and health reserves	(321,928)	(4,041,761)	(303,787)
Net transfers from separate accounts	(105,021)	(182,136)	(123,694)
Total benefits paid or provided	753,283	(3,195,494)	1,394,466

Insurance expenses and other deductions:
Commissions	313,899	262,329	256,865
General expenses	306,993	340,849	403,742
Insurance taxes, licenses and fees	77,188	73,342	64,935
Losses (gains) released from interest maintenance reserve	1,177	(1,033,526)	(6,262)
Deferred gain on reinsurance	—	2,509,261	—
Other deductions	44,064	231,612	93,205
Total insurance expenses and other deductions	743,321	2,383,868	812,485

Gains (loss) from operations before policyholder dividends, federal income taxes and net realized capital (loss) gains	430,491	(1,957,912)	300,664

Dividends to policyholders	(17)	(15,083)	8,960

Gains (loss) from operations before federal income taxes and net realized capital (loss) gains	430,508	(1,942,828)	291,705

Federal income tax expenses (benefit)	2,744	(652,430)	42,668
Gains (loss) from operations before net realized capital (loss) gains	427,764	(1,290,398)	249,037
Net realized capital (loss) gains	(10,137)	79,664	(43,633)
Net income (loss)	$417,627	$(1,210,734)	$205,404

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Capital and Surplus—Statutory Basis

	Year ended December 31
	2022	2021	2020
	(In Thousands)
Common stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Preferred stock:
Balance at beginning and end of year	100	100	100

Special surplus funds:
Balance at beginning of year	693	1,387	2,081
Release of gain on sale/leaseback of home property from unassigned surplus	(693)	(694)	(694)
Balance at end of year	—	693	1,387

Surplus note:
Balance at beginning of year	—	100,000	100,000
Repayment of surplus note		(100,000)	—
Balance at end of year	—	—	100,000

Paid-in and contributed surplus:
Balance at beginning of year	336,120	497,410	497,410
Capital contributed		196,710	—
Capital contributions returned - extraordinary distribution	(328,500)	(358,000)	—
Balance at end of year	7,620	336,120	497,410

Unassigned surplus:
Balance at beginning of year	1,442,343	994,927	934,290
Net income (loss)	417,627	(1,210,734)	205,404
Change in net unrealized capital (losses) gains	(16,156)	316,645	(96,220)
Change in nonadmitted assets	47,670	191,619	(16,742)
Change in liability for reinsurance in unauthorized companies	(22,443)	(1,222)	69
Change in reserve due to change in valuation basis	—	—	1,003
Change in asset valuation reserve	13,597	(20,595)	34,954
Tax on change in valuation basis	—	(75)	75
Change in net deferred income tax	(48,816)	(306,888)	12,141
Permitted practices	2,321,218	—	—
Deferred gain on reinsurance of existing business	(2,321,218)	2,509,261	—
Amortization of gain on reinsurance	(77,277)	(1,033,231)	(83,827)
Release of gain on sale/leaseback of home property to special surplus	693	694	694
Amortization of pension and other post-employment benefits	3,389	1,942	381
Prior period adjustment	13,572	—	—
Separate Account valuation basis change	—	—	2,705
Balance at end of year	1,774,199	1,442,343	994,927

Preferred capital stock held in treasury balance at beginning and end of year	(100)	(100)	(100)
Total capital and surplus	$1,784,319	$1,781,656	$1,596,224

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2022	2021	2020
	(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$1,085,535	$755,069	$1,415,859
Net investment income received	597,435	605,740	874,521
Commissions and expenses paid	(758,818)	(899,091)	(841,381)
Benefits paid	(1,225,904)	(1,209,555)	(1,469,681)
Net transfers from separate accounts	105,871	185,940	128,033
Dividends paid to policyholders	393	(4,235)	(10,303)
Federal income taxes recovered (paid)	26,199	322,751	(33,441)
Miscellaneous income	332,188	336,519	94,047
Net cash provided by operations	162,899	93,138	157,654
Investment Activities
Proceeds from investments sold, matured, or repaid:
Bonds	2,202,241	1,496,244	1,780,550
Stocks	5,555	54,125	50,503
Mortgage loans	238,376	197,423	156,855
Real estate	—	558	600
Other invested assets	85,250	138,662	91,892
Net gain (loss) on cash and short term investments	1,895	(204)	227
Miscellaneous proceeds	33,246	2,312	327,533
Total investment proceeds	2,566,563	1,889,120	2,408,160

Cost of investments acquired:
Bonds	2,123,331	1,585,541	1,605,200
Stocks	8,181	177,530	44,933
Mortgage loans	80,979	118,664	83,599
Real estate	466	12,623	69
Other invested assets	64,915	131,915	114,705
Miscellaneous applications	86,748	146,640	2,617
Total cost of investments acquired	2,364,620	2,172,913	1,851,123
Net decrease in contract loans	18,180	24,516	38,675
Net cash provided by (used in) investment activities	220,123	(259,277)	595,712
Financing and Miscellaneous Activities
Other cash (applied) provided:
Surplus notes, capital notes	—	(100,000)	—
Capital and surplus paid-in	(328,500)	(339,394)	—
Net (withdrawals) deposits on deposit type contracts	(13,273)	352,774	7,226
Other cash provided (applied)	104,866	86,722	(593,184)
Net cash (used) provided in financing and miscellaneous activities	(236,907)	102	(585,957)
Net increase (decrease) in cash and short term investments	146,115	(166,037)	167,409
Cash and short term investments:
Beginning of year	226,207	392,244	224,835
End of year	$372,322	$226,207	$392,244

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2022	2021	2020
	(In Thousands)
Note: Supplemental disclosures of cash flow information for non-cash transactions:
Return of capital from sub Roaring River, LLC	$—	$51,646	$—
Reinsurance asset transfer	—	6,493,080	—
Gross deferred tax asset from liquidation of Voya Financial Holding II	—	613,933	—
Deferred tax transfer from sub Roaring River, LLC	—	2,602	—
Employee benefits liability transfer	—	1,393	—
In 2022, due to a an implementation of new software, the Company revised its approach for calculating the Statement of Cash Flows. The current methodology, which is based on the guidance provided in the NAIC Instructions, resulted in classification changes for certain amounts. The Company has restated the prior period balances using the current methodology to provide comparable presentation for all periods disclosed. There is no impact to the beginning or ending cash balance as a result of this update.
The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

1.Organization and Significant Accounting Policies
ReliaStar Life Insurance Company (the “Company”) is domiciled in Minnesota and is a wholly owned subsidiary of Voya Holdings Inc. (“Voya Holdings”), a Connecticut holding and management company. Voya Holdings is a wholly owned subsidiary of Voya Financial, Inc., a publicly traded corporation with its common stock listed on the New York Stock Exchange, under the symbol "VOYA."

The Company has a wholly owned insurance subsidiary, ReliaStar Life Insurance Company of New York (“RNY”).

The Company had a wholly owned insurance subsidiary, Roaring River, LLC (“RR”), which was dissolved on 12/27/2021.

On January 4, 2021, the Company's ultimate parent, Voya Financial, Inc., consummated a series of transactions (collectively, the “Individual Life Transaction”) pursuant to a Master Transaction Agreement dated December 18, 2019 (the "Resolution MTA") with Resolution Life U.S. Holdings Inc. ("Resolution Life US"), pursuant to which Resolution Life US acquired all of the shares of the capital stock of Security Life of Denver Insurance Company ("SLD") and Security Life of Denver International Limited ("SLDI") as well as several subsidiaries of SLD and one subsidiary of SLD. The Company reinsured to SLD a 100% quota share, of its respective in-scope individual life insurance and annuities business. The Company remains a subsidiary of Voya Financial, Inc. This transaction resulted in the disposition of substantially all of the Voya Financial, Inc.’s life insurance and legacy non-retirement annuity businesses and related assets. As of January 4, 2021, SLD and SLDI as well as several subsidiaries of SLD and one subsidiary of SLDI are no longer affiliates of the Company.

In preparation for the Individual Life Transaction, the Company recaptured several reinsurance agreements with internal and external reinsurers within the life insurance and the annuities business segments. The recaptured business was ceded to SLD as part of the Individual Life Transaction.The impact of the recaptures on the Company's 2021 financial statements was a decrease in pre-tax net income of $2.9 billion and a decrease in surplus of $3.8 billion; the result of a deferred gain of $.9 billion.

As a result of the transaction the Company reinsured $9,123 of policyholder liabilities under indemnity coinsurance and modified coinsurance arrangements. The Company ceded $8,778 in premiums and recognized a $2,509 deferred gain.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Description of Business

The Company is principally engaged in the business of providing employee benefit products and services, retirement plans, and life and health reinsurance. The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, and Puerto Rico.

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Recently Adopted Accounting Principles and Actuarial Guidelines

The Company prospectively adopted Valuation Manual 20: Requirements for Principle-Based Reserves for Life Products ("VM-20") effective January 1, 2020 for new sales of certain employee benefits life insurance policies, as required by the valuation manual.

Commissioners Annuity Reserve Valuation Method ("CARVM") for variable annuities is interpreted in Actuarial Guidance 43 ("AG43") which first became effective on December 31, 2009 for all variable annuity contracts issued on or after January 1, 1981.  AG43 was subsequently incorporated in Valuation Manual 21: Requirements for Principle-Based Reserves for Variable Annuities ("VM-21"). VM-21, which was initially very similar to AG 43, is effective for all variable annuity contracts issued on or after January 1, 2017. AG43 was revised in 2019, effective January 1, 2020.  As a result of the revisions, AG43 reserve guidance is essentially identical to the VM-21 reserve guidance as to its provisions, but still applies to the same respective eras of contracts.  The Company adopted the revisions effective January 1, 2020.  The 2020 revisions include provision for an optional phase-in.  The Company has not elected the phase-in.  The 2020 revisions include a new standard projection amount.  Of the two options available for calculation of the standard projection amount, the company has elected the Conditional Tail Expectation ("CTE") with Prescribed Assumptions ("CTEPA") method.  The net impact of the revisions to surplus is an increase of $1.1 including the tax impact of the valuation basis change. The impact to the separate account change in valuation basis is $2.7.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Correction of Errors

In the second quarter of 2022, the Company determined that it had overstated its Net Income for 2021 by $1.0 due to an over ceding of claims error. To correct the error, the Company recognized a cumulative prior period adjustment to decrease the surplus in accordance with the provisions of SSAP No. 3, Accounting Changes and Corrections of Errors ("SSAP No. 3").

In the third quarter of 2022, the Company determined that it had understated its Net Income for 2021 by $6.5 due to an under ceding of commissions. To correct the error, the Company recognized a cumulative prior period adjustment to increase the surplus in accordance with the provisions of SSAP No. 3

In 2022, the Company determined that it had understated its Current Income Tax Recoverable by $7.0 and Net Deferred Tax Asset by $1, due to the incorrect recognition of gain on the dissolution of its subsidiary, Roaring River I, LLC. The dissolution qualified as a nontaxable disposition and should not have been recognized. To correct the error, the Company recognized a cumulative prior period adjustment increase in surplus of $8.0 in accordance with the provision of SSAP No. 3.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce-Insurance Division, which practices differ from United States Generally Accepted Accounting Principles (“U.S. GAAP”). The more significant variances from U.S. GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on a designation assigned by the National Association of Insurance Commissioners ("NAIC").

The Company periodically reviews the value of its investments in bonds and mandatorily redeemable preferred stocks. If the fair value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other-than-temporary decline. To make this determination for each security, the following are some of the factors considered:

•The length of time and the extent to which the fair value has been below cost.
•The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.
•The Company's intent to sell the security prior to its maturity at an amount below its carrying value.
•The Company's intent and ability to hold the security long enough for it to recover its fair value.

Based on the analysis, the Company makes a judgment as to whether the decline in fair value is other–than-temporary. When an Other Than Temporary Impairment ("OTTI") is recorded because there is intent to sell or the Company does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The interest related OTTI is deferred through the interest maintenance reserve (“IMR”) and the non-interest related OTTI is included in the asset valuation reserve (“AVR”) in the period that the OTTI is considered to have occurred as prescribed by the NAIC.  Losses resulting from OTTI charges, net of transfers to IMR, are recorded within net realized capital gains (losses) in the statements of operations.

The Company invests in structured securities, including residential mortgage backed securities, collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. Structured securities are reported at amortized cost or fair value based on a designation assigned by the NAIC. They are amortized using the interest method over the period which repayment of principal is expected to occur. For structured securities in unrealized loss positions, the Company determines whether it has the intent to sell or the intent and ability to hold the security for a period of

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

time sufficient to recover the amortized cost. If the Company has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected future cash flows for this security to its carrying value. If the present value of the expected future cash flows for the security is lower than its carrying value, the security is written down to its present value of the expected future cash flows.

Net realized gains and losses on disposed investments are reported in the statements of operations, net of federal income tax and transfers to the IMR.

Under U.S. GAAP, the Company’s fixed maturities are designated at purchase as trading or available-for-sale, except for those accounted for using the fair value option ("FVO"). Fixed maturity investments are reported at fair value. For FVO securities or those designated as trading, changes in fair value are reported in the statements of operations. Available-for-sale securities are reported at fair value with changes in fair value reported as a separate component of other comprehensive income (loss) in shareholder’s equity. For available-for-sale securities for which the Company has determined that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss allowance is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis. Changes in the allowance for credit losses are recorded in the statements of operations.

Asset Valuation Reserve: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is recorded directly to unassigned surplus.

Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds, derivatives, and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company reports the net deferral of IMR as a liability on the accompanying balance sheets. When the net deferral of IMR is negative, the amount is reported as a component of other assets and nonadmitted.

Cash and Short-term Investments: Cash and short-term investments represent cash balances, demand deposits, and short-term fixed maturity investments with initial maturities of one year or less at the date of acquisition.

Under U.S. GAAP, the corresponding caption of cash and cash equivalents includes cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

purchase. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase.

Derivatives: The Company follows the hedge accounting guidance in SSAP No. 86, Derivatives (“SSAP No. 86”) for derivative transactions. Under SSAP No. 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract.

Under U.S. GAAP, the effective and ineffective portions of a cash flow hedge are accounted for separately. The effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in other net realized capital gains (losses). For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in other net realized capital gains (losses). An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is reported with the host contract on the balance sheets at fair value, and the change in fair value is recorded in income.

Mortgage Loans: Mortgage loans are reported at amortized cost, less write downs for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lesser of either the present value of expected cash flows from the loan, discounted at the loan’s original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses).

Under U.S. GAAP, the Company reports mortgage loans at amortized cost, net of allowance for credit losses. Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. The change in the allowance for credit losses is recorded in net realized capital gains (losses) in the statements of operations. Loans

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

are written off against the allowance when management believes the uncollectability of a loan balance is confirmed.

Deferred Income Taxes: Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Deferred tax assets are provided for and admitted to an amount determined under a standard formula in accordance with SSAP No. 101, Income Taxes ("SSAP No. 101"). A valuation allowance is required if based on the available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. This assessment is determined on a separate reporting entity basis.

After reduction for any valuation allowance, the Company follows the admissibility formula prescribed under SSAP No. 101. These provisions limit the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limitation is based on availability of taxes paid in prior years that could be recovered through carrybacks, the expected timing of reversals for accumulated temporary differences over the next three years to offset future taxes, surplus limits, and the amount of gross deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted.

SSAP No. 101 requires all changes in deferred tax balances to be included as surplus adjustments; under U.S. GAAP, however, most changes in deferred tax balances are recorded in the income statement (with the exception of certain items that are recorded through Other Comprehensive Income or directly to the equity section of the balance sheet) as a component of the total income tax provision.

U.S. GAAP also requires that deferred taxes be included for all jurisdictions that determine taxes based on income. Thus deferred state income taxes must be recorded under U.S. GAAP. SSAP No. 101, however, specifically prohibits establishing deferred state income tax assets and liabilities.

Investments in Real Estate: Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus. Properties held for sale are reported at the lower of depreciated cost or fair value, less encumbrances and estimated costs to sell the property. Any real estate not meeting the appraisal requirements established in SSAP No. 40R, Real Estate Investments ("SSAP No. 40R"), shall be nonadmitted until the required appraisals are obtained.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Under U.S. GAAP, property is carried at cost, less accumulated depreciation, and is reported gross of related obligations in other assets on the balance sheets.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

Under U.S. GAAP, incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities are capitalized. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. In addition, the outstanding value of in force business acquired is capitalized. For certain traditional life insurance, to the extent recoverable from future gross profits, acquisition costs are amortized over the premium payment period in proportion to the present value of expected gross premium. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized over the estimated lives of the contracts in relation to the emergence of estimated gross profits.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under U.S. GAAP, premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized as revenue when due. Amounts received for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges.

Benefits Paid or Provided: Benefits incurred for universal life and annuity policies represent the total of death benefits paid and the change in policy reserves.

Under U.S. GAAP, benefits and expenses for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium method and Commissioners’ Reserve Valuation Method (“CRVM”) using statutory rates for mortality and interest. Annuity policy and contract reserves under statutory accounting practices are calculated

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

based upon the Commissioners’ Annuity Reserve Valuation Method (“CARVM”) using statutory rates for mortality and interest.

Under U.S. GAAP policy reserves for traditional products are based upon the net level premium method utilizing best estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest sensitive products, the U.S. GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Separate Accounts: The assets and liabilities of the separate accounts are carried at fair value.
Seed money contributed by the Company is reported as a component of Surplus in the separate account. Reserves are calculated based upon the CARVM.

Under U.S. GAAP, the Market Value Adjustment (“MVA”) separate accounts do not qualify as separate accounts and are reported as assets and liabilities of the Company’s general account. Seed money is reported as an equity investment. Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations.

Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions allowed by reinsurers on business ceded are reported as income when received. Losses generated in certain reinsurance transactions are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus.

Under U.S. GAAP, ceded future policy benefits and contract owner liabilities are reported gross on the balance sheets. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheets and are stated net of allowances for credit losses, which are charged to earnings. Gains and losses on reinsurance, including commission and expense allowances, are deferred and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed interest maintenance reserves, non-operating system software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. In

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

addition, non-admitted assets include deferred tax assets that are not admissible under SSAP No. 101.  See Deferred Income Taxes above.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated. Certain affiliated investments for which audited U.S. GAAP statements are not available, or expected to be available, are nonadmitted.

Under U.S. GAAP, the accounts and operations of the Company’s wholly owned subsidiaries are consolidated. Intercompany transactions and balances are eliminated.

Policyholder Dividends: Policyholder dividends are recognized when declared.

Reconciliation to U.S. GAAP: The effects of the preceding variances from U.S. GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Certain reclassifications may be made to prior year amounts to maintain comparability of the years presented.

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are stated at either amortized cost using the yield to worst method or the lower of cost or fair market value.

The Company does not have any SVO-Identified investments as defined in SSAP No. 26R, Bonds-Revised.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair market value. Amortized cost is determined using the interest method and includes anticipated prepayments. The prospective adjustment method is used to determine the amortized cost for the majority of loan-backed and structured securities. For certain securities, the retrospective adjustments methodology is utilized, including agency and non-agency pools.

Redeemable preferred stocks rated as medium quality or better are valued at amortized cost. All other redeemable preferred stocks are reported at the lower of amortized cost or fair value and Perpetual preferred stocks are reported at its fair value with a ceiling of its effective call price.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
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(Dollar amounts in millions, unless otherwise stated)

Common stocks are reported at fair value and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes. Federal Home Loan Bank ("FHLB") common stock is priced at par value.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial cash and/or non-cash collateral is required at a rate of 102% of the market value of the loaned securities. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty’s ability to return securities pledged where collateral is insufficient to cover the loss. Under the securities lending program, the Company also accepts non-cash collateral in the form of securities. The securities retained as collateral may not be sold or re-pledged, except in the event of default, and are not reflected in the Company’s Balance Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and Mortgage-Backed Securities pools.

Short-term investments are reported at amortized cost which approximates fair value.

Partnership interests, which are included in other invested assets, are reported at the underlying audited U.S. GAAP equity of the investee. Changes in surplus from distributions are reported in investment income.

Residual collateralized mortgage obligations, which are included in other invested assets on the balance sheet, are reported at amortized cost using the effective interest method.

Surplus notes acquired, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are generally determined using the first in first out method.

The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The unrealized gains and losses from derivatives not designated as accounting hedges are reported at fair value through surplus. Upon termination, interest related gains and losses on asset hedges are

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

included in IMR and are amortized over the remaining lives of the derivatives; other gains and losses are included in the AVR.

The Company enters into the following derivatives:

Credit Contracts:

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in replication and non qualifying hedging relationships.

Equity Contracts:

Options: The Company may use equity options to hedge against an increase in various equity indices, and interest rate options to hedge against an increase in the interest rate benchmarking crediting strategies within Fixed Indexed Annuities ("FIA") contracts. Such increases may result in increased payments to the holders of the FIA contracts. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Foreign Exchange Contracts:

Currency forwards: The Company uses currency forward contracts to hedge currency exposure related to its invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships.

Interest Rate Contracts:

Futures: The Company uses interest rate futures contracts to hedge interest rate risks associated with the CMO-B portfolio.  Changes in the general level of interest rates can result in the potential for adverse changes in the portfolio. The Company enters into exchange

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margin with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To Be Announced mortgage-backed securities as an economic hedge against rate movements. The Company utilizes forward contracts in non- qualifying hedging relationships.

Investments in Subsidiary: SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP No. 97”), applies to the Company’s subsidiaries, and controlled and affiliated entities (“SCA”). The Company’s insurance subsidiary is reported at the underlying statutory basis net assets, and the Company’s non-insurance subsidiary is reported at the underlying audited U.S. GAAP equity amount as promulgated by the NAIC Accounting Practices and Procedures Manual. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses. SCA entities for which audited statements are not available or expected to be available are nonadmitted. Management regularly reviews its SCAs to determine if an OTTI has occurred. During this review, management makes a judgment as to whether it is probable that the reporting entity will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings.

Contract Loans: Contract loans are reported at unpaid principal balances but not in excess of the cash surrender value of the related insurance/annuity policy.
Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 1.00% to 13.25% for 2022.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues. A reserve has been established of $124.5 and $127.3 for any surrender value promised in excess of the legally computed reserves at December 31, 2022 and 2021, respectively.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Minnesota Department of Commerce-Insurance Division, is $5.3 billion and $5.5 billion at December 31, 2022 and 2021, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $365.0 and $401.2 at December 31, 2022 and 2021, respectively.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group under Internal Revenue Code ("IRC") Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contracts.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Electronic Data Processing Equipment: Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight line basis over the estimated useful life of the asset, not to exceed three years.

Participating Insurance: Participating business approximates less than 1% of the Company's life insurance in force and less than 2% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales.

Benefit Plans: The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs from the qualified pension plan are allocated to the Company and charged to operations as contributions are made to the plan. Costs from plans sponsored by the Company are directly charged as incurred. Refer to Note 7 for details of the Company's employee benefit plans. The Company also provides a contributory retirement plan for substantially all employees.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2022	2021
	(In Thousands)
Deferred and uncollected premium	$4,348	$4,349
Reinsurance recoverable	2,814	2,971
Agents' debit balances	462	625
Net deferred tax asset	215,540	263,302
Other - suspense and clearing	10,675	7,076
Total nonadmitted assets	$233,839	$278,323

Changes in nonadmitted assets are reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims and claims adjustment expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2022. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2022.
Guaranteed Benefits: For variable annuity guarantees, Valuation Manual 21 ("VM21") is followed. This guideline interprets how to apply the NAIC Commissioners’ Annuity Reserve Valuation Method to Variable Annuities. Minimum reserves are equal to a stochastic reserve plus an additional standard projection amount. Both reinsurance and hedging are also reflected. Taxes are not incorporated. All assumptions for the Standard Projected Amount are prescribed. All other assumptions are set by the actuary using prudent best-estimates except for prescribed asset defaults and spreads.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company. There are no product classification differences under U.S. GAAP.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

2.    Permitted Statutory Basis Accounting Practices
The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Minnesota Department of Commerce-Insurance Division. The Minnesota Department of Commerce-Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Minnesota. The Minnesota Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.
The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Department of Commerce-Insurance Division.
On May 8, 2013, the Company, with the permission of the Minnesota Department of Commerce-Insurance Division, reallocated the gross paid-in and contributed surplus and the unassigned funds components of surplus, computed as of December 31, 2012, similar to the restatement of surplus that occurs pursuant to the prescribed accounting guidance for a quasi-reorganization under SSAP No. 72, Surplus and Quasi-Reorganizations (“SSAP No. 72”). The reallocation resulted in a decrease to gross paid-in and contributed surplus and an increase in unassigned surplus of $618.7. This permitted practice had no impact on net income, total capital and surplus or risk-based capital.

The Company, with the permission of the Minnesota Department of Commerce - Insurance Division, utilizes a straight-line amortization method over the estimated life of the reinsured business of 25 years to calculate the quarterly amortization on the deferred gain resulting from the January 4, 2021 reinsurance treaty with SLD, to determine the amount to be recognized as income, instead of on a net tax basis as earnings emerge as required by NAIC Statement of Statutory Accounting Principles (“SSAP”) No. 61R, Life, Deposit-Type and Accident and Health Reinsurance (“SSAP No. 61R”). There is no impact to the Company’s total capital and surplus as a result of this permitted practice as of December 31, 2021. The Company’s net income was increased by an estimated $50.8 and $77.1 for the year ended December 31, 2021 as a result of the permitted practice. The Company’s risk-based capital would not have triggered a regulatory event had the Company not used this permitted practice.

In the third quarter of 2022, the Company, with permission of the Minnesota Department of Commerce – Insurance Division, reclassified $2.3 billion from “Deferred gain on reinsurance of existing business" to "Permitted practice" to defer on a prospective basis the net gain resulted from recapture and contemporaneous ceding of in-force business, as part of the January 4, 2021, Individual Life Transaction (See Note 1). The net deferred gain is

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

calculated based on SSAP 61R. The permitted practice had no impact on the Company’s net income or total capital and surplus. The Company’s risk-based capital would not have triggered a regulatory event had the Company not used this permitted practice.

For the year ended December 31, 2020, the Company had no such permitted accounting practices.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

3.    Investments
Bonds and Equity Securities
The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2022
U.S. Treasury securities and obligations of U.S. government, corporations, and agencies	$222,522	$—	$16,303	$206,219
States, municipalities, and political subdivisions	290,287	171	44,016	246,442
Foreign other (par value - $1,211,585 )	1,210,804	6,352	100,914	1,116,242
Foreign government (par value - $135,977)	129,476	536	11,383	118,629
Corporate securities	3,036,445	11,004	347,271	2,700,178
Residential mortgage backed securities	1,148,548	17,278	150,236	1,015,590
Commercial mortgage backed securities	1,255,593	116	173,811	1,081,898
Other asset backed securities	636,445	524	44,046	592,923
Total bonds	7,930,118	35,981	887,980	7,078,121
Preferred stocks	110,516	1,958	3,466	109,008
Common stocks	39,425	250	1,927	37,748
Total equity securities	149,941	2,208	5,393	146,756
Total	$8,080,059	$38,189	$893,373	$7,224,877

At December 31, 2021
U.S. Treasury securities and obligations of U.S. government, corporations, and agencies	$264,576	$46,234	$133	$310,677
States, municipalities, and political subdivisions	274,510	29,744	409	303,846
Foreign other (par value - $1,301,810 )	1,303,032	113,253	2,548	1,413,737
Foreign government (par value - $192,132)	190,175	17,912	439	207,648
Corporate securities	3,553,718	514,165	5,332	4,062,551
Residential mortgage backed securities	1,018,641	77,598	26,098	1,070,142
Commercial mortgage backed securities	1,041,914	40,398	4,427	1,077,885
Other asset backed securities	522,733	12,273	2,196	532,810
Total bonds	8,169,300	851,577	41,582	8,979,296
Preferred stocks	110,470	13,804	56	124,218
Common stocks	37,749	184	617	37,316
Total equity securities	148,219	13,988	673	161,534
Total	$8,317,519	$865,565	$42,255	$9,140,830

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Reconciliation of bonds from amortized cost to carrying values is as follows:

	December 31
	2022	2021

Amortized cost	$7,930,118	$8,169,300
Adjustment for below investment grade bonds	—	(6)
Carrying value	$7,930,118	$8,169,294

The aggregate fair value of bonds with unrealized losses and the time period that amortized cost exceeded fair value are as follows:

	Less than 6 Months Below Cost	More than 6 Months and Less than 12 Months Below Cost	More than 12 Months Below Cost	Total
	(In Thousands)
At December 31, 2022
Fair value	$1,901,039	$3,575,536	$975,326	$6,451,901
Unrealized loss	89,820	554,762	243,398	887,980

At December 31, 2021
Fair value	$1,218,877	$201,102	$170,762	$1,590,741
Unrealized loss	16,565	13,729	11,288	41,582

The amortized cost and fair value of investments in bonds at December 31, 2022, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Maturity:
Due in 1 year or less	$205,799	$206,871
Due after 1 year through 5 years	873,565	833,175
Due after 5 years through 10 years	931,119	857,239
Due after 10 years	2,879,050	2,490,425
	4,889,533	4,387,710
Residential mortgage-backed securities	1,148,548	1,015,590
Commercial mortgage-backed securities	1,255,593	1,081,898
Other asset-backed securities	636,445	592,923
Total	$7,930,118	$7,078,121

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

In managing our risk exposure to subprime and Alt-A mortgages, we take into account collateral performance and structural characteristics associated with our various positions.
While the Company actively invests in and continues to manage a portfolio of such exposures in the form of securitized investments, the Company does not originate or purchase subprime or Alt-A whole-loan mortgages. Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A mortgages to include the following: residential mortgage loans to customers who have strong credit profiles but lack some element(s), such as documentation to substantiate income; residential mortgage loans to borrowers that would otherwise be classified as prime but for which loan structure provides repayment options to the borrower that increase the risk of default; and any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the Company’s exposure to subprime mortgage backed securities and Alt-A mortgage backed securities through other investments:

	Actual Cost	Book/Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
	(In Thousands)
December 31, 2022
Residential mortgage-backed securities	$49,285	$49,107	$47,948	$—
Equity investment in subsidiary, controlled or affiliated companies	339	335	340	—
Structured securities	7,721	7,744	7,961	—
Total	$57,345	$57,186	$56,249	$—

December 31, 2021
Residential mortgage-backed securities	$62,359	$58,105	$67,083	$5
Equity investment in subsidiary, controlled or affiliated companies	440	383	449	—
Structured securities	8,349	7,740	8,624	—
Total	$71,148	$66,228	$76,156	$5

December 31, 2020
Residential mortgage-backed securities	$80,903	$77,451	$88,234	$334
Equity investment in subsidiary, controlled or affiliated companies	562	504	571	1
Structured securities	13,875	13,580	15,310	1
Total	$95,340	$91,535	$104,115	$336

The Company did not have underwriting exposure to subprime mortgage risk through investments in subprime mortgage loans, mortgage guaranty or financial guaranty insurance coverage as of December 31, 2022 or 2021.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows prepayment penalty and acceleration fees at December 31, 2022, 2021, and 2020:

	General Account	Separate Account
	(In Thousands)
2022
Number of CUSIPs	270	—
Aggregate Amount of Investment Income	$5,475	$—

2021
Number of CUSIPs	145	—
Aggregate Amount of Investment Income	$8,223	$—

2020
Number of CUSIPs	75	—
Aggregate Amount of Investment Income	$10,941	$—

The following table shows 5GI securities at December 31, 2022 and 2021:

Investment	Number of 5* Securities		Aggregate BACV		Aggregate Fair Value
			(In Thousands)
	2022	2021	2022	2021	2022	2021
Bonds - AC	—	12	$—	$116	$—	$138
LB&SS- AC	8	17	506	2,651	2,547	8,215
Preferred Stock-AC	—	—	—	—	—	—
Preferred Stock- FV	—	—	—	—	—	—
Total	8	29	$506	$2,767	$2,547	$8,354

AC- Amortized Cost FV- Fair Value LB- Loan-backed Securities SS- Structured Securities

Mortgage Loans and Real Estate
All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. The Company's mortgage loans on real estate are all commercial mortgage loans, held for investment.

The maximum and minimum lending rates for long-term mortgage loans acquired or made during 2022 were 6.6% and 1.7%.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

There were no taxes, assessments or any amounts advanced and not included in the mortgage loan total as of December 31, 2022 and 2021.

Property insurance is required on all collateral securing commercial real estate mortgage loans. Generally the coverage is “all risk” at a level equal to the replacement cost of the improvements. Additional coverage may be required to cover flood, windstorm and other risks associated with collateral type, use and location.

During 2022, the maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 78.8% on commercial properties.

The following table shows an age analysis of mortgage loans by type and mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2022 and 2021:

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2022
Recorded investment (all)
Current	$—	$—	$—	$—	$1,111,217	$—	$1,111,217
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—	—	—	—	—	—	—
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$1,005,335	$—	$1,005,335

December 31, 2021
Recorded investment (all)
Current	$—	$—	$—	$—	$1,268,108	$—	$1,268,108
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—	—	—	—	—	—	—
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$1,261,475	$—	$1,261,475

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company had no investments in impaired mortgage loans with or without an allowance for credit losses or in any impaired loans subject to a participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loan as of December 31, 2022 and December 31, 2021.

The following table shows investments in impaired mortgage loans held by the Company and the related average recorded investment, the interest income recognized and the investments on nonaccrual status pursuant to SSAP No. 34, Investment Income Due and Accrued as of December 31, 2022, 2021 and 2020:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
	(In Thousands)
December 31, 2022
Average recorded investment	$—	$—	$—	$—	$11,485	$—	$11,485
Interest income recognized	—	—	—	—	520	—	520
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	536	—	536

December 31, 2021
Average recorded investment	$—	$—	$—	$—	$13,826	$—	$13,826
Interest income recognized	—	—	—	—	612	—	612
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	619	—	619

December 31, 2020
Average recorded investment	$—	$—	$—	$—	$20,875	$—	$20,875
Interest income recognized	—	—	—	—	771	—	771
Recorded Investments on nonaccrual status	—	—	—	—	2,001	—	2,001
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	777	—	777

The Company recognizes interest income on its impaired loans upon receipt.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company has no allowances for credit losses as of December 31, 2022 and 2021.

The Company had no mortgage loans derecognized as a result of foreclosure as of December 31, 2022, and one mortgage loan derecognized as a result of foreclosure as of December 31, 2021.

	2022	2021
	(In Thousands)
Aggregate amount of mortgage loans derecognized	$—	$2,001
Real estate collateral recognized	—	—
Other collateral recognized	—	—
Receivables recognized from a government guarantee of the foreclosed mortgage loan	—	—

During second quarter 2021, the Company initiated an appraisal of its Atlanta campus due to changes in the real estate environment as a result of COVID-19. The appraised value for the property was $47.3 resulting in an impairment loss of $1.1, which has been recorded as a net realized capital loss.

Effective April 26, 2022, the Company committed to a plan to sell the Atlanta building and land in its present condition. As of June 10, 2022, the property is actively being marketed for sale and was classified as held for sale with an expected sale transaction within one year.

The Company owned 2.102 acres located at 5780 Powers Ferry Road in Sandy Springs, Georgia. The Company was contacted by The Georgia Department of Transportation (GDOT) in September 2018 requesting a Permanent Easement and Right of Way for the upcoming widening of an exit ramp on Interstate 285. The Company engaged a local land planner to provide guidance on the potential use of the entire parcel (2.102 acres). The City of Sandy Springs had changed the zoning classification of the land to include the development of town homes. Based on the change in zoning, the land planner determined that 12 town homes could be developed on the parcel and a local appraiser (CBRE) subsequently provided a land value of $0.6 for such a development. In November 2019, the Company replied to GDOT’s proposal by offering the entire 2.102 acre parcel for $0.6. On June 17, 2020 GDOT confirmed that they would accept the $0.6 offer. On October 9, 2020, the Company sold the entire parcel to GDOT. The Company recognized a gain of $0.3.

The Company in 2012, sub-divided the land in association with the sale of the Minot campus in Minot, North Dakota to Cognizant and Voya leased the small building. The retained land (Lot 1, Block 2 and Lot 1 Block 3) began to be marketed for sale, but due to a decline in the economy, there was no significant interest from potential buyers. Cognizant sold the campus to the Minot Public Schools in early 2020. Shortly after the acquisition, Minot Public Schools contacted the Company with the desire to acquire the land for athletic fields. A cash sale price of $0.6 was eventually agreed to broken out as a $0.8 sale price (based on the 2020

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

appraisal) and a $0.2 donation to the non-profit school system by the Company. The Company received net sales proceeds of $0.6. The closing took place on June 25, 2021 with a net gain of $0.4.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains and Losses
Realized capital (losses) gains are reported net of federal income taxes and amounts transferred to the IMR are as follows:

	December 31
	2022	2021	2020
	(In Thousands)
Realized capital (losses) gains	$(4,941)	$1,270,364	$(55)
Amount transferred to IMR (net of related taxes of
$51 in 2022, $240,646 in 2021 and $9,532 in 2020)	(191)	(905,288)	(35,860)
Federal income tax (expense)	(5,005)	(285,412)	(7,718)
Net realized capital (losses) gains	$(10,137)	$79,664	$(43,633)

Realized capital losses include losses of $94.1, $20.3 and $64.1 related to securities that have experienced an other than temporary decline in value during 2022, 2021 and 2020, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $1.5 billion, $6.2 billion and $1.2 billion in 2022, 2021 and 2020, respectively. Gross gains of $35.2, $1,122.1 and $89.3 and gross losses of $29.0, $2.4 and $25.6 during 2022, 2021 and 2020, respectively, were realized on those sales. A portion of the gains and losses realized in 2022, 2021 and 2020 has been deferred to future periods in the IMR.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses, in aggregate, the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R, Loan-backed and Structured Securities (“SSAP No. 43R”) due to intent to sell or inability or lack of intent to hold to recovery in 2022:

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$131,648	$34,281	$—	$97,367
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$131,648	$34,281	$—	$97,367

Second quarter:
Aggregate intent to sell	$11,849	$2,585	$—	$9,264
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$11,849	$2,585	$—	$9,264

Third quarter:
Aggregate intent to sell	$127,036	$44,687	$—	$82,349
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$127,036	$44,687	$—	$82,349

Fourth quarter:
Aggregate intent to sell	$10,174	$3,798	$—	$6,376
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$10,174	$3,798	$—	$6,376

Total	N/A	$85,351	$—	N/A

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery in 2021:

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$100,305	$9,725	$—	$90,580
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$100,305	$9,725	$—	$90,580

Second quarter:
Aggregate intent to sell	$42	$8	$—	$35
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$42	$8	$—	$35

Third quarter:
Aggregate intent to sell	$4,103	$1,106	$—	$2,997
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$4,103	$1,106	$—	$2,997

Fourth quarter:
Aggregate intent to sell	$20,900	$4,519	$—	$16,381
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$20,900	$4,519	$—	$16,381

Total	N/A	$15,358	$—	N/A

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery in 2020.

	Amortized Cost Basis Before OTTI	Other-than-Temporary Impairments
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$9,782	$1,643	$—	$8,139
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$9,782	$1,643	$—	$8,139

Second quarter:
Aggregate intent to sell	$108,926	$9,894	$—	$99,032
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$108,926	$9,894	$—	$99,032

Third quarter:
Aggregate intent to sell	$60,639	$1,426	$—	$59,213
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$60,639	$1,426	$—	$59,213

Fourth quarter:
Aggregate intent to sell	$32,104	$624	$—	$31,480
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$32,104	$624	$—	$31,480

Total	N/A	$13,587	$—	N/A

The total amount of OTTI’s recognized by the Company arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to SSAP No. 43R was $0.0, $0.0 and $2.8 in 2022, 2021 and 2020, respectively.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses, in the aggregate, all structured securities in an unrealized loss position for which an OTTI has not been recognized in accordance with the requirements of SSAP No. 43R. This includes securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains:

	December 31, 2022
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$164,883	$1,672,089
Greater than 12 months	203,210	820,672
Total	$368,093	$2,492,761

	December 31, 2021
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$21,919	$980,363
Greater than 12 months	10,802	148,549
Total	$32,721	$1,128,912

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Impairments on joint venture, partnerships and limited liability company holdings are taken when the fair value is less than 90% of book value, and it is determined that the decline below book value is not recoverable. The fair value of these investments is based upon the Company’s overall proportional ownership interest in the underlying partnership. The

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

investment and the amount of the impairments for the years ended December 31, 2022, 2021 and 2020 are as follows:

	Year ended December 31
Description	2022	2021	2020
	(In Thousands)
AEOLUS PROP CATA KEYSTONE PF FUND	$—	$—	$5
AMERICAN SECURITIES PARTNERS VIII LP	—	—	101
BLACKSTONE EQ MANAGED ACCT PORT LP	—	—	120
CERBERUS RM FUND	—	—	31
CHAMBERS ENERGY CAPITAL III	—	—	1,962
CVC CREDIT PARTNERS EURO MID MARKET	—	—	479
DYAL CAPITAL PARTNERS IV	—	—	90
EAST LODDGE EUROPEAN ABS FUND	—	—	215
ENERGY CAPITAL PARTNERS, LP PRVT	—	—	31
GENERAL ATLANTIC INV PTNS 2019	—	—	43
HARVEST PARTNERS VII LP	—	—	342
KAYNE SENIOR CREDIT FUND III	—	—	199
KAYNE SENIOR CREDIT FUND IV	—	—	183
KINDERHOOK CAPITAL FUND V-B	—	—	282
MACHINE ZONE COMMON STOCK	—	—	1,022
MACHINE ZONE SERIES D	—	—	1,692
MARANON SR CREDIT STRATEGIES FND V	—	—	250
OAKTREE REDF II FUND	—	—	235
QUAD-C PARTNERS IX	—	—	1
QUANTUM ENERGY PARTNERS VII	—	—	433
SILVER OAK SVS PARTNERS III LP	—	—	484
SHELTER GROWTH OPPOR FUND LTD	—	—	846
SOLOUS LLC	—	—	2,090
Total	$—	$—	$11,136

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Investment Income

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2022	2021	2020
	(In Thousands)
Income:
Equity securities	$9,133	$10,077	$5,895
Bonds	384,147	378,107	615,438
Mortgage loans	51,877	62,156	87,124
Derivatives	(2,692)	(151)	1,234
Contract loans	7,936	9,796	25,284
Real estate	5,382	7,985	7,044
Other invested assets	65,241	85,507	97,717
Common stock - affiliated	43,000	10,113	—
Other	4,275	1,618	1,315
Total investment income	568,298	565,208	841,051
Investment expenses	(35,269)	(41,585)	(47,082)
Net investment income	$533,029	$523,623	$793,969

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The securities received in the program cannot be sod or repledged. As of December 31, 2022 and 2021, the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $32.0 and $28.1, respectively.

The Company had loaned securities, which are reflected as invested assets on the balance sheets, with a fair value of approximately $162.2 and $189.3 at December 31, 2022 and 2021, respectively.

The aggregate fair value amount of collateral received, by specific time period, for securities lending agreements at December 31, 2022 and 2021 are shown below:

	2022	2021
	(In Thousands)
Open	$—	$—
30 days or less	71,000	70,263
31 to 60 days	33,337	27,486
61 to 90 days	5,375	16,973
Greater than 90 days	24,970	53,206
Securities received	—	—
Total collateral received	$134,682	$167,928

The Company uses cash collateral received for income generation and general liquidity purposes. At the end of the loan term, the Company will take back its securities, and the counterparty will receive the amount loaned, together with the agreed upon interest.

The Company has not pledged any of its assets as collateral that are not reclassified and separately reported on the balance sheet.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The aggregate amount of collateral reinvested, by specific time period, for securities lending agreements at December 31, 2022 and 2021 are shown below:

	2022		2021
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Thousands)
Open	$—	$—	$—	$—
30 days or less	71,000	71,001	70,263	70,263
31 to 60 days	33,337	33,342	27,486	27,486
61 to 90 days	5,375	5,377	16,973	16,973
91 to 120 days	2,375	2,376	13,232	13,230
121 to 180 days	6,150	6,153	17,173	17,171
181 to 365 days	14,725	14,738	22,800	22,785
1 to 2 years	1,720	1,721	—	—
2 to 3 years	—	—	—	—
Greater than 3 years	—	—	—	—
Securities received	—	—	—	—
Total collateral reinvested	$134,682	$134,708	$167,927	$167,908

The maturity dates of the liabilities appropriately match the invested assets in the securities lending program.

The amounts held as collateral for transactions that extend beyond one year at December 31, 2022 and 2021 are shown below:

Description of Collateral	2022	2021
BMO_CN_1@CHICAGOBANK OF MONTREAL CHICAGO - USD	$925	$—
BAC_14BANK OF AMERICA NA CREDIT 4.55% - USD	795	—
Total Collateral Extending beyond one year of 12/31/2022	$1,720	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Federal Home Loan Bank Agreements

The Company is a member of the FHLB of Des Moines. Through its membership, the Company has conducted business activity (issued funding agreements) with the FHLB. It is part of the Company's strategy to utilize these funds for spread lending purposes. The Company has determined the estimated maximum borrowing capacity as $4.3 billion. The Company has the ability to obtain funding from the FHLB based on a percentage of the value of its assets and subject to the availability of eligible collateral. The limit across all programs is 30% of the general and separate accounts total assets of the Company, one quarter in arrears.

The amount of FHLB capital stock held by the Company is as follows:

	2022			2021
	General Account	Separate Account	Total	General Account	Separate Account	Total
	(In Thousands)
Membership stock - Class A	$—	$—	$—	$—	$—	$—
Membership stock - Class B	10,000	—	10,000	10,000	—	10,000
Activity stock	21,800	—	21,800	21,400	—	21,400
Excess stock	—	—	—	—	—	—
Aggregate total	$31,800	$—	$31,800	$31,400	$—	$31,400

Actual or estimated borrowing capacity as determined by the insurer			$708,546			$648,928

All FHLB membership stock is not eligible for redemption.

The amount of collateral pledged to FHLB at the end of the reporting period, and the maximum amount that was pledged to FHLB during the reporting period is as follows:

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Amount Pledged at End of Reporting Period			Maximum Amount Pledged During Reporting Period
	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing
	(In Thousands)
As of December 31, 2022
General account	$793,747	$972,885	$545,000	$793,747	$972,885	$545,000
Separate account	$—	$—	$—	$—	$—	$—
Total	$793,747	$972,885	$545,000	$793,747	$972,885	$545,000

As of December 31, 2021
General account	$756,572	$691,004	$535,000	$769,965	$701,022	$500,000
Separate account	$—	$—	$—	$—	$—	$—
Total	$756,572	$691,004	$535,000	$769,965	$701,022	$500,000

The amount borrowed from FHLB resulted in the following at the end of December 31, 2022:

	Total	General Account	Separate Account	Funding Agreements Reserves Established	Maximum Amount During Reporting Period
	(In Thousands)
As of December 31, 2022
(a) Debt	$—	$—	$—	XXX	$—
(b) Funding Agreements	545,000	545,000	—	$549,481	635,000
(c) Other	—	—	—	XXX	—
(d) Aggregate Total (a+b+c)	$545,000	$545,000	$—	$549,481	$635,000

As of December 31, 2021
(a) Debt	$—	$—	$—	XXX	$—
(b) Funding Agreements	535,000	535,000	—	$498,786	545,000
(c) Other	—	—	—	XXX	—
(d) Aggregate Total (a+b+c)	$535,000	$535,000	$—	$498,786	$545,000

The Company has no prepayment obligations for debt, funding agreements, or other as of December 31, 2022.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Restricted Assets
The following table shows assets pledged as collateral or restricted at December 31, 2022:

	Gross (Admitted & Nonadmitted) Restricted
	General Account		Separate Account		Total Assets	Total From Prior Year	Increase/(Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*	Total Assets	Supporting General Account Activity**
	(In Thousands)
Collateral held under security lending agreements	$174,155	$—	$—	$—	$174,155	$176,309	$(2,154)	$—	$174,155	1.2%	1.2%
FHLB capital stock	31,800	—	—	—	31,800	31,400	400	—	31,800	0.2%	0.2%
On deposit with states	26,426	—	—	—	26,426	25,655	771	—	26,426	0.2%	0.2%
Pledged collateral to FHLB (including assets backing funding agreements)	972,885	—	—	—	972,885	691,004	281,881	—	972,885	6.8%	6.9%
Derivative Pledged Collateral	41,391	—	—	—	41,391	47,176	(5,785)	—	41,391	0.3%	0.3%
Total restricted assets	$1,246,657	$—	$—	$—	$1,246,657	$971,544	$275,113	$—	$1,246,657	8.7%	8.8%

* Subset of Total General Account Gross Restricted Assets
** Subset of Total Separate Account Restricted Assets

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows assets pledged as collateral or restricted at December 31, 2021:

	Gross (Admitted & Nonadmitted) Restricted
	General Account		Separate Account		Total Assets	Total From Prior Year	Increase/(Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*	Total Assets	Supporting General Account Activity**
	(In Thousands)
Collateral held under security lending agreements	$176,309	$—	$—	$—	$176,309	$36,582	$139,727	$—	$176,309	1.1%	1.2
FHLB capital stock	31,400	—	—	—	31,400	10,000	21,400	—	31,400	0.2%	0.2
On deposit with states	25,655	—	—	—	25,655	30,147	(4,492)	—	25,655	0.2%	0.2
Pledged collateral to FHLB (including assets backing funding agreements)	691,004	—	—	—	691,004	335,250	355,754	—	691,004	4.5%	4.6
Derivative Pledged Collateral	47,176	—	—	—	47,176	45,673	1,503	—	47,176	0.3%	0.3
Total restricted assets	$971,544	$—	$—	$—	$971,544	$457,652	$513,892	$—	$971,544	6.3%	6.5

* Subset of Total General Account Gross Restricted Assets
** Subset of Total Separate Account Restricted Assets

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows collateral received and reflected as assets at December 31, 2022:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
Cash, Cash Equivalents and Short-Term Investments	$62,377	$62,377	0.51%	0.52%
Reinvested collateral assets owned	134,682	134,709	1.11	1.13
Total collateral Assets	$197,059	$197,086	1.62%	1.65%

*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

	Amount	% of Liability to Total Liabilities
	(In Thousands)
Recognized Obligation to Return Collateral Asset (General Account)*	$197,059	1.94%
Recognized Obligation to Return Collateral Asset (Separate Account)**	$—	—%

*BACV divided by total liabilities excluding Separate Accounts
**BACV divided by total liabilities on Separate Accounts

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows collateral received and reflected as assets at December 31, 2021:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
Cash, Cash Equivalents and Short-Term Investments	$83,202	$83,202	0.66%	0.68%
Reinvested collateral assets owned	167,928	167,907	1.33%	1.36%
Total collateral assets	$251,130	$251,109	1.99%	2.04%

*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

	Amount	% of Liability to Total Liabilities*
	(In Thousands)
Recognized Obligation to return Collateral Asset (General Account)*	$251,130	2.38%
Recognized Obligation to Return Collateral Asset (Separate Account)**	$—	—%

*BACV divided by total liabilities excluding Separate Accounts
**BACV divided by total liabilities on Separate Accounts

Troubled Debt Restructuring

The Company has a high quality, well performing, portfolio of commercial mortgage loans and private placement debts. Under certain circumstances, modifications to these contracts are granted. Each modification is evaluated as to whether troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2022, the Company's investments which experienced troubled debt restructuring consisted of four commercial mortgage loans and two private placements with a total carrying value of $13.8. As of December 31, 2021, the Company held seven commercial mortgage loans with a carrying value of $13.7. The Company realized losses related to these investments of $1.4, $0.0, and $0.0 during 2022, 2021, and 2020, respectively.

The Company has no contractual commitments to extend credit to debtors owing receivables whose terms have been modified in troubled debt restructurings.

The Company accrues interest income on impaired loans to the extent it is deemed collectible, that is delinquent less than 90 days, and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

4.    Derivative Financial Instruments Held for Purposes Other than Trading
The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. The Company enters into the following type of derivatives: Credit Contracts, Equity Contracts, Foreign Exchange Contracts and Interest Rate Contracts. The Company's use and hedging strategy of derivatives is detailed in Note 1.
Upfront fees paid or received on derivative contracts are included on the balance sheets as an asset or liability and are being amortized to investment income over the remaining terms of the contracts.

Periodic payments from such contracts are included in investment income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or accrued investment income on the balance sheet. Gains or losses realized as a result of early terminations are recognized in income in the statement of operations or deferred into IMR and amortized into investment income.
The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

    Under the terms of the Company’s Over-The-Counter ("OTC") Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported on the balance sheet.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below summarizes the Company's types and amounts of collateral held, pledged and delivered related to OTC derivative contracts and cleared derivative contracts:

		As of December 31, 2022	As of December 31, 2021
Collateral Type:		(In Thousands)
Cash
	Held - OTC contracts	$13,347	$1,566
	Pledged- Cleared Contracts	18,517	67,939

Securities
	Delivered	41,391	47,176

The Company sells credit default swap protection, in conjunction with other investments, to replicate the income characteristics of otherwise permitted investments. The standard contract is five or seven years. In the event of default of the reference entity, the Company would be required to pay the notional amount of the contract. At December 31, 2022 and 2021, the total amount would be $23.0 and $13.0, respectively.

The table below summarizes the Company’s derivative contracts at December 31, 2022 and 2021:

	Notional Amount	Carrying Value	Fair Value
	(In Thousands)
December 31, 2022
Derivative contracts:
Credit contracts	$32,150	$(280)	$(358)
Equity contracts	34,167	276	276
Foreign exchange contracts	116,012	6,379	10,724
Interest rate contracts	9,801,893	31,842	29,842
Total derivatives	$9,984,222	$38,217	$40,484

December 31, 2021
Derivative contracts:
Credit contracts	$23,255	$(317)	$(34)
Equity contracts	41,512	794	794
Foreign exchange contracts	111,423	(3,064)	500
Interest rate contracts	4,205,992	(49,080)	(67,613)
Total derivatives	$4,382,182	$(51,667)	$(66,353)
The Company does not have any derivative contracts with financing premiums.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

5.    Concentrations of Credit Risk
The Company held below investment grade corporate bonds with an aggregate book value of $279.5 and $404.2 and an aggregate fair value of $259.9 and $455.5 at December 31, 2022 and 2021, respectively. Those holdings amounted to 3.5% and 5.0% of the Company’s investments in bonds at December 31, 2022 and 2021, respectively. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds with a carrying value of $100.4 and $64.7 with an aggregate fair value of $100.1 and $70.9 at December 31, 2022 and 2021, respectively. The carrying value of these holdings amounted to 1.3% and 0.8% of the Company’s investment in bonds at December 31, 2022 and 2021, respectively.

The Company's commercial mortgage loan portfolio is diversified by geographic region and property type to manage concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including a review of loan-specific credit, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. This review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

The Company rates all commercial mortgages to quantify the level of risk. The Company places those loans with higher risk on a watch list and closely monitors these loans for collateral deficiency or other credit events that may lead to a potential loss of principal and/or interest.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of commercial mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. An LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the value of the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income (loss) to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above. LTV and DSC ratios as of the dates indicated are presented below:

	2022		2021
	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Origination Loan-to-Value
0% - 50%	$142,981	12.9%	$154,794	12.2%
50% - 60%	253,209	22.8%	316,959	25.0%
60% - 70%	613,733	55.2%	696,312	54.9%
70% - 80%	97,865	8.8%	96,769	7.6%
80% - 90%	3,429	0.3%	3,274	0.3%
Total	$1,111,217	100.0%	$1,268,108	100.0%

Debt Service Coverage Ratio
Greater than 1.5x	$767,982	69.1%	$944,801	74.6%
1.25x to 1.5x	160,265	14.4%	117,274	9.2%
1.0x to 1.25x	96,319	8.7%	126,101	9.9%
Less than 1.0x	86,651	7.8%	79,932	6.3%
Total	$1,111,217	100.0%	$1,268,108	100.0%

*Commercial mortgage loans secured by land or construction loans
If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company's mortgage loan portfolio diversification by property type:

	As of December 31, 2022		As of December 31, 2021
Property Type	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Apartments	$323,178	29.1%	$316,528	25.0%
Hotel/Motel	19,399	1.7%	31,776	2.5%
Industrial	228,539	20.6%	291,010	22.9%
Mixed Use	13,711	1.2%	14,251	1.1%
Office	199,174	17.9%	211,531	16.7%
Other	48,503	4.4%	66,732	5.3%
Retail	278,713	25.1%	336,280	26.5%
Total	$1,111,217	100.0%	$1,268,108	100.0%

The following table shows the Company's mortgage loan portfolio diversification by region:

	As of December 31, 2022		As of December 31, 2021
Region	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Pacific	$332,334	29.8%	$333,828	26.4%
South Atlantic	231,938	20.9%	256,029	20.2%
West South Central	93,973	8.5%	112,873	8.9%
East North Central	93,086	8.4%	99,352	7.8%
Middle Atlantic	189,360	17.0%	259,107	20.4%
Mountain	89,817	8.1%	111,465	8.8%
West North Central	44,304	4.0%	53,621	4.2%
New England	18,394	1.7%	21,844	1.7%
East South Central	18,011	1.6%	19,989	1.6%
Total	$1,111,217	100.0%	$1,268,108	100.0%

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the carrying value of the Company's mortgage loan portfolio breakdown by year of origination:

Year of Origination	2022	2021
	(In Thousands)
2022	$78,415
2021	111,783	115,009
2020	54,688	65,602
2019	91,590	106,978
2018	21,406	23,183
2017	103,521	109,267
2016 and prior	649,814	848,069
Total	$1,111,217	$1,268,108

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

6.    Reserves
At December 31, 2022 and 2021, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account		Separate Account with Guarantees		Separate Account Non-Guaranteed		Total	Percent of Total
December 31, 2022	(In Thousands)
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$15,027		$13,173		$—		$28,200	0.5%
At book value less current surrender charge of 5% or more	60,820		—		—		60,820	1.1
At fair value	—		—		852,601		852,601	15.7
Total with market value adjustment or at fair value	75,847		13,173		852,601		941,621	17.4
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	4,298,152		—		—		4,298,152	79.4
Not subject to discretionary withdrawal	174,209		—		5		174,213	3.2
Total gross individual annuities reserves	4,548,208		13,173	—	852,606		5,413,986	100.0%
Less reinsurance ceded	505,221		—		—		505,221
Total net individual annuities reserves	$4,042,987		$13,173		$852,606		$4,908,765
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$11,241		$—		$—		$11,241

Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—		$—		$—		$—	—%
At book value less current surrender charge of 5% or more	455		—		—		455	—
At fair value	—		—		—		—	—
Total with market value adjustment or at fair value	455		—		—		455	—
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	2,007,796		—		—		2,007,796	94.6
Not subject to discretionary withdrawal	114,771		—		—		114,771	5.4
Total gross group annuities reserves	2,123,022	—	—	—	—	—	2,123,022	100.0%
Less reinsurance ceded	34,730		—		—		34,730
Total net group annuities reserves	$2,088,292		$—		$—		$2,088,292

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$205	$—	$—	$205

	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	Percent of Total

Deposit Type Contracts (no life contingencies):
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—
At book value without adjustment (minimal or no charge or adjustment)	436,668	—	—	436,668	35.7
Not subject to discretionary withdrawal	787,403	—	—	787,403	64.3
Total gross deposit type contracts reserves	1,224,071	—	—	1,224,071	100.0%
Less reinsurance ceded	90,251	—	—	90,251
Total net deposit type contracts reserves	$1,133,820	$—	$—	$1,133,820
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent of Total
December 31, 2021	(In Thousands)
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$30,978	$14,795	$—	$45,773	0.8%
At book value less current surrender charge of 5% or more	66,728	—	—	$66,728	1.1
At fair value	—	—	1,181,129	$1,181,129	19.5
Total with market value adjustment or at fair value	97,706	14,795	1,181,129	1,293,630	21.3%
At book value without adjustment (minimal or no charge or adjustment)	4,543,653	—	—	4,543,653	75.0
Not subject to discretionary withdrawal	224,868	—	7	224,875	3.7
Total gross individual annuities reserves	4,866,227	14,795	1,181,136	6,062,158	100.0%
Less reinsurance ceded	552,540	—	—	552,540
Total net individual annuities reserves	$4,313,687	$14,795	$1,181,136	$5,509,618
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	$10,604	$—	$—	$10,604

Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	$390	$—	$—	$390	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	390	—	—	390	—%
At book value without adjustment (minimal or no charge or adjustment)	2,072,824	—	—	2,072,824	96.2
Not subject to discretionary withdrawal	80,582	—	—	80,582	3.7
Total gross group annuities reserves	2,153,796	—	—	2,153,796	100.0%
Less reinsurance ceded	36,129	—	—	36,129
Total net group annuities reserves	$2,117,667	$—	$—	$2,117,667
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	$176	$—	$—	$176

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent of Total
	(In Thousands)
Deposit-Type Contracts (no life contingencies):
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—
At book value without adjustment (minimal or no charge or adjustment)	$514,697	$—	$—	$514,697	41.9%
Not subject to discretionary withdrawal	712,464	—	—	712,464	58.1
Total gross deposit-type contract reserves	1,227,161	—	—	1,227,161	100.0%
Less reinsurance ceded	80,068	—	—	80,068
Total net deposit-type contract reserves	$1,147,093	$—	$—	$1,147,093
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

At December 31, 2022 and 2021, the Company’s life insurance reserves, including those held in separate accounts that are subject to discretionary withdrawal and not subject to discretionary withdrawal provisions are summarized as follows:

	Account Value	Cash Value	Reserve
	(In Thousands)
December 31, 2022
General Account
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$185,062	$744,053
Universal Life	1,031,239	997,158	1,198,075
Universal Life with Secondary Guarantees	1,097,529	1,089,168	2,286,853
Other Permanent Cash Value Life Insurance	237,260	1,055,471	1,202,572
Variable Life	3,703	3,703	3,703
Variable Universal Life	155,147	155,050	146,986
Miscellaneous Reserves	—	—	46,718
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	7,702,723
Accidental Death Benefits	XXX	XXX	880
Disability- Active Lives	XXX	XXX	28,274
Disability- Disabled Lives	XXX	XXX	282,284
Miscellaneous Reserves	XXX	XXX	566,184
Total gross life insurance reserves	2,524,878	3,485,612	14,209,305
Less reinsurance ceded	2,375,063	3,259,613	13,603,982
Total net general account life insurance reserves	$149,815	$225,999	$605,323

Separate Account with Guarantees
Total net separate account with guaranteed life insurance reserves	$—	$—	$—

Separate Account Non-guaranteed
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable Life	29,151	29,151	29,151
Variable Universal Life	1,202,830	1,201,611	1,201,611
Miscellaneous Reserves	—	—	—
Not subject to discretionary withdrawal
Miscellaneous Reserves	XXX	XXX	3,344
Total gross life insurance reserves	1,231,981	1,230,762	1,234,106
Less reinsurance ceded	—	—	—
Total net separate account with non-guaranteed life insurance reserves	$1,231,981	$1,230,762	$1,234,106

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Account Value	Cash Value	Reserve
	(In Thousands)
December 31, 2021
General Account
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$153,206	$689,724
Universal Life	1,075,087	1,033,788	1,243,859
Universal Life with Secondary Guarantees	1,171,793	1,156,827	2,325,218
Indexed Universal Life	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value life Insurance	243,241	1,062,279	1,232,528
Variable Life	2,286	2,286	2,286
Variable Universal life	154,642	154,454	145,970
Miscellaneous Reserves	—	—	55,927
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	7,866,434
Accidental Death Benefits	XXX	XXX	895
Disability- Active Lives	XXX	XXX	28,573
Disability- Disabled Lives	XXX	XXX	275,633
Miscellaneous Reserves	XXX	XXX	617,795
Total gross life insurance reserves	2,647,049	3,562,840	14,484,842
Less reinsurance ceded	2,499,472	3,343,614	13,861,222
Total net general account life insurance reserves	$147,577	$219,226	$623,620

Separate Account with Guarantees
Total gross life insurance reserves	—	—	—
Less reinsurance ceded	—	—	—
Total net separate account with guaranteed life insurance reserves	$—	$—	$—

Separate Account Non-guaranteed
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—
Variable Life	36,492	36,492	36,492
Variable Universal life	1,611,584	1,609,496	1,609,496
Miscellaneous Reserves	—	—	—
Not subject to discretionary withdrawal
Miscellaneous Reserves	XXX	XXX	4,312
Total gross life insurance reserves	1,648,076	1,645,988	1,650,300
Less reinsurance ceded	—	—	—
Total net separate account with non-guaranteed life insurance reserves	$1,648,076	$1,645,988	$1,650,300

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2022 and 2021 are as follows:

Type	Gross	Net of Loading
	(In Thousands)
December 31, 2022
Ordinary new business	$3,950	$(469)
Ordinary renewal	(109,922)	(112,359)
Group Life	(82,510)	(86,446)
Totals	$(188,482)	$(199,274)

December 31, 2021
Ordinary new business	$2,988	$4
Ordinary renewal	(122,638)	(124,667)
Group Life	(76,898)	(80,332)
Totals	$(196,548)	$(204,995)

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

7.    Employee Benefit Plans
Defined Benefit Plan: Voya Services Company (“VSC”) sponsors the Voya Retirement Plan (the “Qualified Plan”). The Qualified Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). The Qualified Plan operates under a cash balance pension formula where participants earn a credit equal to 4% of eligible pay.  The accrued vested balance is portable. The costs allocated to the Company for its employees’ participation in the Qualified Plan, which are based on salary cost incurred, were $4.0, $3.8 and $4.3 for 2022, 2021 and 2020, respectively. VSC is responsible for all Qualified Plan liabilities.

Defined Contribution Plans: VSC sponsors the Voya 401(k) Savings Plan (the “Savings Plan”). Substantially all employees of VSC and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax qualified defined contribution plan. Savings Plan benefits are not guaranteed by the Pension Benefit Guaranty Corporation (“PBGC”). The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax basis. VSC matches such pretax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4 year graded vesting schedule (although certain specified participants are subject to a 5 year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Amounts allocated to the Company for the Savings Plan were $5.8, $5.4 and $7.3 for 2022, 2021 and 2020, respectively.

Omnibus Plan: Certain employees of the Company participate in the Voya Financial, Inc. 2013, 2014 and 2019 Omnibus Employee Incentive Plans (the "Omnibus Plans"). The Omnibus Plans each permit the granting of a wide range of equity-based awards, including restricted stock units ("RSUs"), performance share units ("PSUs"), and stock options. While the Company is not directly liable for the costs, an allocation is made based on the cost center of the participating employees. The costs allocated to the Company under these holding company arrangements for employee participation were $13.4, $12.0 and $16.3 for 2022, 2021 and 2020, respectively.

The Company also offers deferred compensation plans for eligible employees and certain other individuals who meet the eligibility criteria. The Company’s deferred compensation commitment for employees is recorded on the balance sheet in other liabilities and totaled $0.0 and $37.3 for the years ended December 31, 2022 and 2021, respectively.

As of August 1, 2009, Voya's Postretirement Welfare Plans are no longer eligible for the Medicare Retiree Drug Subsidy (“RDS”) that was being shared with retirees and beneficiaries.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Other Benefit Plans: In addition to providing retirement plan benefits, the Company, in conjunction with VSC, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a nonqualified defined benefit pension plan and a nonqualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. Prior to April 1, 2017, coverage for Medicare eligible retirees was provided through a fully insured Medicare Advantage plan. Effective April 1, 2017, the fully insured Medicare Advantage Plan was replaced with access to individual coverage through a private exchange. The Company's premium subsidy ended and was replaced with a monthly health reimbursement arrangement ("HRA") contribution.

A summary of assets, obligations and assumptions of the non-qualified defined benefit and other postretirement benefit plans are as follows:

	Overfunded		Underfunded
	2022	2021	2022	2021
	(In Thousands)
Pension Benefits
Benefit obligation at beginning of year	$—	$—	$22,690	$26,051
Interest cost	—	—	647	665
Actuarial (gain) loss	—	—	(2,866)	(1,427)
Benefits paid	—	—	(2,931)	(2,599)
Benefit obligation at end of year	$—	$—	$17,540	$22,690

Postretirement Benefits
Benefit obligation at beginning of year	$—	$—	$2,860	$3,361
Interest cost	—	—	68	61
Contribution by plan participants	—	—	316	328
Actuarial (gain) loss	—	—	(628)	(161)
Benefits paid	—	—	(425)	(729)
Benefit obligation at end of year	$—	$—	$2,191	$2,860

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

A reconciliation of the beginning and ending balances of the fair value of plan assets is as follows:

	Pension Benefits		Postretirement Benefits
	2022	2021	2022	2021
	(In Thousands)
Fair value of plan assets at beginning of year	$—	$—	$—	$—
Reporting entity contribution	2,931	2,599	110	401
Plan participants' contributions	—	—	316	328
Benefits paid	(2,931)	(2,599)	(425)	(729)
Fair value of plan assets at end of year	$—	$—	$1	$—

The funded status of the plans are as follows:

	Pension Benefits		Postretirement Benefits
	2022	2021	2022	2021
	(In Thousands)

Components:
Accrued benefit costs	$15,960	$17,545	$5,350	$6,197
Liability for pension benefits	1,580	5,146	(3,160)	(3,336)

Assets and Liabilities recognized:
Liabilities recognized	17,540	22,690	2,191	2,861

Unrecognized liabilities	$—	$—	$—	$—

The amount of the net periodic benefit cost recognized is shown below:

	Pension Benefits			Postretirement Benefits
	2022	2021	2020	2022	2021	2020
	(In Thousands)
Interest cost	647	665	856	68	61	97
Transition asset or obligation	—	—	821	—	—	—
Gains and losses	700	1,157	1,276	(278)	(276)	(271)
Prior service cost or credit	—	—	—	(527)	(527)	(527)
Total net periodic benefit cost	$1,347	$1,822	$2,953	$(737)	$(742)	$(701)

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2022	2021	2020	2022	2021	2020
	(In Thousands)
Items not yet recognized - prior year	$5,146	$7,730	$8,569	$(3,335)	$(3,977)	$(4,437)
Net transition asset or obligation recognized	—	—	(821)	—	—	—
Net prior service cost or credit recognized	—	—	—	527	527	527
Net gain and loss arising during period	(2,866)	(1,427)	1,258	(628)	(161)	(338)
Net gain and loss recognized	(700)	(1,157)	(1,276)	278	276	271
Items not yet recognized - current year	$1,580	$5,146	$7,730	$(3,158)	$(3,335)	$(3,977)

The amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2022	2021	2020	2022	2021	2020
	(In Thousands)
Net transition asset or obligation	$—	$—	$—	$—	$—	$—
Net prior service cost or credit	—	—	—	(368)	(895)	(1,421)
Net recognized gains and losses	1,580	5,146	7,729	(2,792)	(2,442)	(2,557)

Assumptions used in determining year-end liabilities for the defined benefit plans as of December 31, 2022 and 2021 were as follows:

	2022	2021
Weighted average discount rate	5.47%	3.00%

The weighted-average discount rate used to determine year-end liabilities of other benefit plans was 5.33% and 2.55% as of December 31, 2022 and 2021, respectively.

Assumptions used in determining expense for the defined benefit plans as of January 1, 2022, 2021 and 2020 were as follows:

	2022	2021	2020
Weighted average discount rate	3.00%	2.67%	3.36%

The weighted-average discount rate used to determine expense of other benefit plans was 2.55%, 1.98% and 2.96% as of January 1, 2022, 2021, and 2020, respectively.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The annual assumed rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) for the medical plan is 6.90%, decreasing gradually to 4.50% over five years.

The amount of accumulated benefit obligation for defined benefit pension plans was $17.5 and $22.7 as of December 31, 2022 and 2021, respectively.

The Company expects to pay the following benefits in future years:

Year ending December 31,	Benefits
(In Thousands)
2023	$2,503
2024	2,399
2025	2,295
2026	2,179
2027	2,066
2028 through 2031	8,448

The Company’s expected future contributions are equal to its expected future benefit payments.

The Company has multiple postretirement welfare benefit plans. The medical plans are contributory, with plan premiums and participants’ contributions adjusted annually. The life insurance plan for retirees is contributory based on retirement date.

The Company does not have any regulatory contribution requirements for 2023, and the Company currently intends to make voluntary contributions of $2.5 to the defined benefit pension plan for 2023.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

8.    Separate Accounts
Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

The general nature and characteristics of the separate accounts business is as follows:

	Nonindexed Guarantee Less Than/Equal to 4%	Non-Guaranteed Separate Accounts	Total
	(In Thousands)
December 31, 2022
Premium, consideration or deposits for the year	$—	$50,552	$50,552

Reserves for separate accounts with assets at:
Fair value	$13,173	$2,086,712	$2,099,885
Amortized cost	—	—	—
Total reserves	$13,173	$2,086,712	$2,099,885

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$13,173	$—	$13,173
At book value without market value adjustment and with
current surrender charge of 5% or more	—	—	—
At fair value	—	2,086,707	2,086,707
At book value without market value adjustment and with
current surrender charge less than 5%	—	—	—
Subtotal	13,173	2,086,707	2,099,880
Not subject to discretionary withdrawal	—	5	5
Total separate account aggregate reserves	$13,173	$2,086,712	$2,099,885

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Nonindexed Guarantee Less Than/Equal to 4%	Non-Guaranteed Separate Accounts	Total
	(In Thousands)

December 31, 2021
Premium, consideration or deposits for the year	$—	$57,087	$57,087

Reserves for separate accounts with assets at:
Fair value	$14,795	$2,831,436	$2,846,231
Total reserves	$14,795	$2,831,436	$2,846,231

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$14,795	$—	$14,795
At fair value	—	2,831,429	2,831,429
Subtotal	$14,795	$2,831,429	$2,846,224
Not subject to discretionary withdrawal	$—	$7	$7
Total separate account aggregate reserves	$14,795	$2,831,436	$2,846,231

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2022 and 2021, the Company reported assets and liabilities from Individual Annuity, Individual Life and Market Value Adjustment (“MVA”) product lines in separate accounts.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type:

Product or Transaction	Legally Insulated Assets	Not Legally Insulated Assets
	(In Thousands)
December 31, 2022
Individual Annuity	$855,409	$—
Individual Life	1,229,984	—
MVA	13,165	—
	$2,098,558	$—

December 31, 2021
Individual Annuity	$1,185,888	$—
Individual Life	1,646,598	—
MVA	14,800	—
	$2,847,286	$—

As of December 31, 2022 and 2021 separate account assets for products registered with the SEC totaled $2.1 billion and $2.8 billion, respectively.

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate account paid the following amounts in risk charges:

Year ended	Risk Charges
(In Thousands)
2022	$12,131
2021	14,694
2020	12,302
2019	12,114
2018	12,499

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Total separate account guarantees paid by the Company’s general account are as follows:

Year ended	Guarantees Paid
(In Thousands)
2022	$286
2021	200
2020	452
2019	487
2018	246

The Company does not engage in securities lending transactions within the separate account.

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2022	2021	2020
	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$52,940	$57,070	$63,552
Transfers from separate accounts	(157,962)	(239,206)	(187,246)
Transfers as reported in the Statements of Operations	$(105,021)	$(182,136)	$(123,694)

Assets supporting separate accounts with additional insurance benefits and minimum investment return guarantees are comprised of bonds, equity securities, including mutual funds, and other invested assets. The aggregate fair value of the invested assets as of December 31, 2022 and 2021 was $2.1 billion and $2.8 billion, respectively.

The Company has separate account accounts for which less than 100% of investment proceeds, net of contract fees and assessments, are attributable to a contract holder. The reinvestment of investment proceeds within the separate account did not result in the Company having a combined investment portfolio that exceeded the state investment limitations imposed on the general account as of December 31, 2022 and 2021.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

9.    Federal Income Taxes
The Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The federal tax sharing agreement generally provides for a separate entity approach and that Voya Financial, Inc. will pay its subsidiaries for the tax benefits of ordinary and capital losses only to the extent the consolidated tax group actually uses the tax benefit of losses generated.

The following is a list of all affiliated companies that participate in the filing of this consolidated federal income tax return:

Midwestern United Life Insurance Company *	Voya Special Investments, Inc.
Pen-Cal Administrators, Inc.	Voya Financial Advisors, Inc.
Rancho Mountain Properties, Inc. **	Voya Financial Holdings I, LLC *
ReliaStar Life Insurance Company	Voya Financial Holdings II, LLC *
ReliaStar Life Insurance Company of New York	Voya Financial, Inc.
Roaring River, LLC *	Voya Holdings Inc.
Roaring River II, Inc. *	Voya Institutional Trust Company
Roaring River IV, LLC *	Voya Insurance Solutions, Inc. ***
Security Life Assignment Corp.	Voya International Nominee Holdings, Inc. **
Security Life of Denver Insurance Company *	Voya Investment Trust Company
Security Life of Denver International Limited *	Voya Payroll Management, Inc.
SLD America Equities, Inc. *	Voya Retirement Insurance and Annuity Company
SLDI Georgia Holdings, Inc. *	Voya Services Company
* Affiliate was sold/dissolved in 2021
** Affiliate was dissolved in 2022
*** Affiliate converted to a limited liability company in 2022 and is now known as Voya Insurance Solutions, LLC

Under the intercompany tax sharing agreement, the Company had a (payable)/receivable of $11.2 at December 31, 2022 and $38.4 at December 31, 2021, respectively, to/from Voya Financial, Inc., an affiliate, for federal income taxes.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2022	2021	2020
	(In Thousands)
Federal tax expense (benefit) on operations	$2,744	$(652,430)	$42,668
Federal tax expense on capital gains and losses	5,005	285,412	7,718
Total current tax expenses (benefit) expense incurred	$7,749	$(367,018)	$50,386

The components of deferred tax asset and deferred tax liability that make up a Net Deferred Tax Asset (DTA) at December 31, 2022 and 2021 are as follows:

	12/31/2022			12/31/2021			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Thousands)
Gross DTAs	$529,809	$11,198	$541,007	$554,421	$29,037	$583,458	$(24,612)	$(17,839)	$(42,451)
Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—
Adjusted gross DTAs	529,809	11,198	541,007	554,421	29,037	583,458	(24,612)	(17,839)	(42,451)
Deferred Tax Assets Nonadmitted	215,540	—	215,540	263,302	—	263,302	(47,762)	—	(47,762)
Admitted Adjusted Gross DTAs	314,269	11,198	325,467	291,120	29,037	320,156	23,150	(17,839)	5,311
Gross Deferred tax liabilities	81,532	11,198	92,730	58,654	29,037	87,691	22,878	(17,839)	5,039
Net Admitted Adjusted Gross DTAs	$232,737	$—	$232,737	$232,466	$—	$232,465	$272	$—	$272

The Company has no unrecognized tax liability as of December 31, 2022 and December 31, 2021.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The admission calculation components by tax character of admitted adjusted gross deferred tax assets as the result of the application of SSAP No. 101 as of December 31, 2022 and 2021 are as follows:

		12/31/2022			12/31/2021			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
		(In Thousands)
a.	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b.	Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from (a)) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	232,737	—	232,737	232,466	—	232,466	271	—	271
	1. Adjusted gross DTAs expected to be realized following the balance sheet date	317,708	11,198	328,906	410,827	29,037	439,864	(93,119)	(17,839)	(110,958)
	2. Adjusted gross DTAs allowed per limitation threshold	XXX	XXX	232,737	XXX	XXX	232,466	XXX	XXX	271
c.	Adjusted gross DTAs (excluding the amount of DTAs from (a) and (b) above) offset by gross deferred tax liabilities	81,532	11,198	92,730	58,654	29,037	87,691	22,878	(17,839)	5,039
d.	Deferred tax assets admitted as the result of application SSAP No. 101 Total	$314,269	$11,198	$325,467	$291,120	$29,037	$320,157	$23,149	$(17,839)	$5,310

The ratio percentage and the amount of adjusted capital and surplus used to determine the recovery period and threshold limitation are as follows:

	2022	2021
	(Amounts in Thousands)
Ratio percentage used to determine recovery period and threshold limitation amount	1,062.16%	1,046.02%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$1,749,723	$1,758,524

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Below shows the calculation to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:

	12/31/2022		12/31/2021		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
	(Amounts in Thousands)
Adjusted gross DTAs	$529,809	$11,198	$554,421	$29,037	$(24,612)	$(17,839)
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net Admitted Adjusted Gross DTAs	$314,269	$11,198	$291,120	$29,037	$23,149	$(17,839)
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

The Company’s tax planning strategies do not include the use of reinsurance.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The significant components of deferred tax assets and deferred tax liabilities are as follows:

	12/31/2022	12/31/2021	Change
	(In Thousands)
Deferred Tax Assets
Ordinary:
Discounting of unpaid losses	$1,385	$1,317	$68
Unearned premium reserve	20	16	4
Policyholder reserves	63,905	87,274	(23,369)
Investments	36,287	21,731	14,556
Deferred acquisition costs	78,159	65,989	12,170
Compensation and benefits accrual	9,313	11,248	(1,935)
Pension accrual	4,192	4,900	(708)
Receivables - nonadmitted	3,843	3,154	689
Net operating loss carry-forward	314,518	350,694	(36,176)
Tax credit carry-forward	5,058	3,909	1,149
Other	13,128	4,189	8,939
Subtotal	529,809	554,421	(24,613)
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	215,540	263,302	(47,762)
Admitted ordinary deferred tax assets	$314,269	$291,120	$23,149
Capital:
Investments	$11,198	$29,037	$(17,839)
Subtotal	11,198	29,037	(17,839)
Admitted capital deferred tax assets	$11,198	$29,037	$(17,839)
Admitted deferred tax assets	$325,467	$320,157	$5,310

Deferred Tax Liabilities
Ordinary:
Investments	$30,078	$7,357	$22,721
Fixed assets	815	892	(77)
Pension Accrual	332	703	(371)
Policyholder reserves	18,903	33,198	(14,295)
Other (including items <5% of total ordinary tax liabilities)	848	962	(114)
Subtotal	$50,975	$43,112	$7,864
Capital:
Investments	$41,755	$44,578	$(2,823)
Subtotal	$41,755	$44,578	$(2,823)
Total deferred tax liabilities	$92,730	$87,691	$5,041

Net deferred tax assets/(liabilities)	$232,737	$232,466	$269

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2022 and 2021, the Company had no valuation allowances.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes.

The significant items causing this difference are as follows:

		Year Ended December 31
		2022		2021		2020
		Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
		(Amounts In Thousands)
Ordinary income (loss)		$430,508		$(1,942,828)		$291,705
Capital gains (losses)		(5,132)		365,075		(35,915)
Total pretax income (loss)		425,376		(1,577,753)		255,790
Expected tax expense (benefit) at 21% statutory rate		89,329	21.0%	(331,328)	21.0%	53,716	21.0%
Increase (decrease) in actual tax reported resulting from:

a.	Dividends received deduction	(10,434)	(2.5)%	(3,444)	0.2%	(1,751)	(0.7)%
b.	Interest maintenance reserve	(1,072)	(0.3)%	(25,091)	1.6%	7,313	2.9%
c.	Reinsurance	(15,264)	(3.6)%	309,966	(19.6)%	(17,604)	(6.9)%
d.	Tax credits	(7,451)	(1.8)%	(127)	—%	—	—%
e.	Liquidation of subsidiary	—	—%	(15,121)	1.0%	—	—%
f.	Prior year tax	1,929	0.5%	421	—%	88	—%
g.	Other	(15)	0.2%	1,021	(0.1)%	(95)	—%
Total income tax reported		$57,022	13.4%	$(63,704)	4.1%	$41,667	16.3%

Current income taxes incurred		$7,749	1.8%	(367,019)	23.3%	50,387	19.7%
Change in deferred income tax*		49,273	11.6%	303,315	(19.2)%	(8,720)	(3.4)%
Total income tax reported		$57,022	13.4%	$(63,704)	4.1%	$41,667	16.3%
*    Excluding tax on unrealized gains (losses) and other surplus items.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2022, the Company's tax credit and net operating loss carryforwards, along with origination and expiration dates, are as follows:

	Year of Origination	Year of Expiration	Amount
			(In Thousands)
Low Income Housing Tax Credit	2013	2033	$3,904
Low Income Housing Tax Credit	2014	2034	2
Low Income Housing Tax Credit	2015	2035	2
Total Low Income Housing Credit			$3,908

Foreign Tax Credit	2015	2025	$51
Foreign Tax Credit	2016	2026	204
Foreign Tax Credit	2017	2027	227
Foreign Tax Credit	2018	2028	341
Foreign Tax Credit	2019	2029	147
Foreign Tax Credit	2020	2030	152
Foreign Tax Credit	2022	2032	28
Total Foreign Tax Credit			$1,150

Net Operating Loss	2018	—	$1,488,420
Net Operating Loss	2019	—	9,284
Total Net Operating Loss			$1,497,704

The impact of foreign tax credits in 2022 is a result of a change in filing position for the years 2012-2017. Prior to this change, foreign income taxes were deducted in arriving at taxable income. The net impact of this change is reported in the effective tax rate analysis.

There are no amounts of federal income tax incurred that will be available for recoupment in the event of future net losses from 2022, 2021, and 2020.

There were no deposits admitted under Section 6603 of the Internal Revenue Service Code as of December 31, 2022 and 2021.

The Company has no unrecognized tax liability as of December 31, 2022 and 2021.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Company has no transferable or non-transferable state tax credit assets as of December 31, 2022 and 2021.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company recognizes accrued interest and penalties related to tax contingencies in Federal income taxes and Federal income tax expense on the balance sheet and statements of operation, respectively. The Company had no accrued interest or penalties as of December 31, 2022, 2021, and 2020.

For the tax years 2020 through 2022, the Company participated in the Internal Revenue Service ("IRS") Compliance Assurance Process ("CAP"), which is a continuous audit program provided by the IRS. For the 2020 tax year, the Company was in the Compliance Maintenance Bridge ("Bridge") phase of CAP. In the Bridge phase, the IRS did not conduct any review or provide any letters of assurance for that tax year.

The Inflation Reduction Act (“Act”) was enacted on August 16, 2022. The Act included a new corporate alternative minimum tax (“CAMT”). The Act and CAMT are effective for tax years beginning after 2022. The Company is part of an affiliated group of entities who file a single consolidated return. Based upon available information, the Company has determined that average “adjusted financial statement income” is below the thresholds for the 2023 tax year such that it does not expect to be required to perform the CAMT calculations. The financial statements do not include any estimated impact of the CAMT, because a reasonable estimate cannot be made.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

10.    Investment in and Advances to Subsidiaries
The Company has one wholly owned insurance subsidiary at December 31, 2022: RNY. The Company had two wholly owned insurance subsidiaries at December 31 2021: RNY and RR. The company also has a minority ownership of Voya Special Investments, Inc. ("VSI"), a non-insurance subsidiary, which was acquired on March 1, 2021.

On 6/4/2021, the NAIC completed its review of the SUB-1 filing for the acquisition of VSI. The valuation at the time of the filing was $79.8. On 8/31/2022, the NAIC accepted the SUB-2 filing with a valuation of $91.8.

Amounts invested in SCA investments within the scope of SSAP 97 (except paragraph 8.b.i entities) are summarized as follows:

	December 31
	2022		2021
	Admitted Amount	Nonadmitted Amount	Admitted Amount	Nonadmitted Amount
	(In Thousands)
SCA Entity
Voya Special Investments, Inc.	$93,533	$—	$93,378	$—
Total amounts invested in SCA entities	$93,533	$—	$93,378	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

11.    Reinsurance
The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from the reinsurer insolvencies, the Company evaluates the financial condition of the reinsurer and monitors concentrations of credit risk.

The company is not relieved of its primary obligation to the policyholder in a reinsurance transaction.

Assumed premiums amounted to $87.9, $84.7 and $94.7 for 2022, 2021 and 2020, respectively.
The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	2022	2021	2020
	(In Thousands)
Premiums for the year ended	$2,448,385	$8,212,822	$2,086,674
Benefits paid or provided for the year ended	(2,811,085)	3,019,962	1,892,597
Policy and contract liabilities at year end	14,952,170	15,257,039	11,518,475

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. The aggregate reduction in surplus of a unilateral cancellation by the reinsurer which results in a net obligation of the reporting entity to the reinsurer were $0.1 and $0.1, as of December 31, 2022 and 2021, respectively. The total amount of reinsurance credits taken for these agreements were $0.3 and $0.3, as of December 31, 2022 and 2021, respectively.

The amount of reinsurance credits taken for new agreements executed since January 1, 2022 which include policies or contracts that were in force or which had existing reserves established by the Company were $0.5.

The Company estimates that an aggregate reduction in surplus of $6.8 billion would occur in the event that all reinsurance agreements were terminated, by either party, as of December 31, 2022. The amount estimated as of December 31, 2021 and 2020 was $6.8 billion and $7.8 billion, respectively. This excludes any agreements under which the reinsurer may unilaterally cancel for reasons other than nonpayment of premium or other similar credits.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

12.    Capital and Surplus
Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2.0. Under Minnesota insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends and distributions made within the preceding twelve months, exceeds the greater of (1) 10% of the insurer’s policyholder surplus as of the preceding December 31 or (2) the insurer's net gain from operations for the twelve-month period ended the preceding December 31, in each case determined in accordance with statutory accounting principles. In addition, under Minnesota insurance law, no dividend or other distribution exceeding an amount equal to an insurance company's earned surplus may be paid without the domiciliary insurance regulator's prior approval. An extraordinary dividend or distribution cannot be paid without the prior approval of the Minnesota Department of Commerce-Insurance Division.

Effective March 25, 2021, Voya Holdings contributed Voya Financial Holding II, LLC ("VFHII") to the Company. On March 31, 2021, VFHII paid a return of capital of $20.0 to the Company. Subsequently, VFHII was liquidated.

A surplus note with a carrying value and par value of $100.0 was issued by the Company to Voya Holdings on December 1, 2001 with September 15, 2021 as the date of maturity. On November 25, 2009, the surplus note transferred beneficial ownership from Voya Holdings to SLDI Georgia Holdings, Inc.("SGH"). The principal was paid in 2021. For the years ended December 31, 2022, 2021 and 2020, interest paid totaled $0.0, $1.4 and $2.3, respectively. There is no accrued interest for the years ended December 31, 2022 and 2021. The interest rate associated with this surplus debenture varies. The amount of unapproved interest and/or principal associated with this surplus debenture is $0.0, $0.0, and $0.5 as of December 31, 2022, 2021 and 2020, respectively. The Company has no outstanding surplus notes as of December 31, 2022 and 2021.

Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders of the Company in the event of (a) the institution of bankruptcy, reorganization, insolvency, or liquidation proceedings by or against the Company, or (b) the appointment of a Trustee, receiver or other conservator for a substantial part of the Company’s properties. Any payment of principal and/or interest made is subject to the prior approval of the Minnesota Insurance Commissioner.

Capital Contributions and Extraordinary Dividends

On June 10, 2022, the Company declared an extraordinary distribution, which has been recorded as a reduction to gross paid in capital and contributed surplus, in the amount of $328.5 to its sole shareholder, Voya Holdings, for ultimate distribution to Voya Financial, Inc., subject to approval of Minnesota Department of Commerce Insurance-Division, which was paid on June 29, 2022, after receipt of such approval.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

On May 20, 2021, the Company declared an extraordinary distribution, which has been recorded as a reduction to gross paid in capital and contributed surplus, in the amount of $358 to its sole shareholder, Voya Holdings Inc., for ultimate distribution to Voya Financial, Inc., subject to approval of the Minnesota Department of Commerce-Insurance Division, which was paid on June 29, 2021, after receipt of such approval.

Life and health insurance companies are subject to certain Risk Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

13.    Fair Values of Financial Instruments
The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes more significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The Company's financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the balance sheets are categorized as follows:

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

▪Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

▪Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)Quoted prices for similar assets or liabilities in active markets;
b)Quoted prices for identical or similar assets or liabilities in non-active markets;
c)Inputs other than quoted market prices that are observable; and
d)Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.
The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below, though the Company’s composition of asset mix can change from period to period and all assets described below may not be held at December 31, 2022.

Bonds and other invested assets: Fair values for corporate bonds, asset-backed securities, U.S. agency bonds, and foreign securities are obtained through observable pricing method such as matrix pricing, market corroborated pricing, or inputs such as yield curves and indices. Several commercial pricing services are used, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values.

Privately placed are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

Preferred and Common Stock: Fair values of publicly traded equity securities are generally based upon quoted market price, while some preferred and common stock prices are obtained through commercial pricing services. Other equity securities, typically private equities or equity securities not traded on an exchange are valued by other sources such as analytics or brokers.

Mortgage loans: Fair values for commercial real estate loans were generated using a discounted cash flow analyses which utilizes rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31st and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.

Contract loans: Fair values approximate the carrying value of the loans. Contract loans are collateralized by the cash surrender value of the associated insurance contracts.

Cash equivalents and short-term investments: Fair values are generally determined based on most quoted market prices.

Derivatives: Fair values are generally calculated based on broker/dealer valuations or on internal discounted cash flow pricing models. These models take into account current cash flow assumptions, the counterparties’ credit standing, and observable key financial data, such as yield curves, exchange rates, Standard and Poor’s (“S&P”) 500 Index prices, Secured Overnight Financing Rate (“SOFR”), and Overnight Index Swap Rates (“OIS”), which are obtained from third party sources and uploaded into the derivative accounting system. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange. Derivatives which qualify for hedge accounting treatment are reported in a manner that is consistent with the accounting for the hedged asset or liability.

Assets held in separate accounts: Fair values are calculated based on the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price. The underlying instruments in bonds have valuations that are obtained from third-party

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policies described above for bonds.

Supplementary contracts and immediate annuities: Fair value are estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included.

Deposit type contracts: Fair values are estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. For certain deposit type contracts, fair value is estimated by discounting cash flows at rates that are risk-free rates plus an adjustment for nonperformance risk.

Long-term debt: Fair values are based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2022:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds, including securities pledged	$7,078,121	$7,930,118	$122,408	$6,567,973	$387,740
Preferred stock	109,007	111,186	3,712	—	105,295
Common stock	37,748	37,748	2,522	31,800	3,426
Mortgage loans	1,054,090	1,111,217	—	—	1,054,090
Contract loans	183,139	183,139	—	183,139	—
Other invested assets	157,741	163,865	—	60,246	97,495
Cash equivalents and short-term investments	330,526	330,532	205,452	125,074	—
Derivatives
Equity contracts	846	846	—	846	—
Foreign exchange contracts	10,973	6,706	—	10,973	—
Interest rate contracts	79,294	78,732	365	78,929	—
Separate account assets	2,098,558	2,098,558	2,087,213	10,673	671
Total Assets	$11,140,043	$12,052,646	$2,421,672	$7,069,653	$1,648,717

Liabilities:
Supplementary contracts and immediate annuities	$97,896	$102,758	$—	$—	$97,896
Deposit type contracts	1,040,014	1,031,063	—	1,040,014	—
Derivatives
Credit contracts	358	280	—	358	—
Equity contracts	570	570	—	570	—
Foreign exchange contracts	249	327	—	249	—
Interest rate contracts	49,452	46,890	618	48,834	—
Total Liabilities	$1,188,539	$1,181,888	$618	$1,090,025	$97,896
The Company did not have any financial instruments for which it was not practicable to estimate fair value or measured and reported at net asset value (NAV) as of December 31, 2022.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2021:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds, including securities pledged	$8,979,296	$8,169,293	$207,680	$8,385,959	$385,657
Preferred stock	124,218	123,046	5,265	5,739	113,213
Common stock	37,316	37,316	3,306	31,400	2,611
Mortgage loans	1,354,511	1,268,108	—	—	1,354,511
Contract loans	201,307	201,307	—	201,307	—
Other invested assets	230,854	196,608	—	59,797	171,057
Cash equivalents and short-term investments	149,432	149,433	149,282	50	100
Derivatives
Equity contracts	3,019	3,019	—	3,019	—
Foreign exchange contracts	1,794	923	—	1,794	—
Interest rate contracts	13,144	12,850	—	13,144	—
Separate account assets	2,847,286	2,847,286	2,841,371	5,179	736
Total Assets	$13,942,177	$13,009,190	$3,206,904	$8,707,388	$2,027,885

Liabilities:
Supplementary contracts and immediate annuities	$104,864	$92,989	$—	$—	$104,864
Deposit type contracts	1,096,740	1,054,105	—	1,096,740	—
Derivatives
Credit contracts	34	317	—	34	—
Equity contracts	2,225	2,225	—	2,225	—
Foreign exchange contracts	1,294	3,987	—	1,294	—
Interest rate contracts	80,757	61,930	128	80,629	—
Total Liabilities	$1,285,914	$1,215,552	$128	$1,180,922	$104,864

The Company did not have any financial instruments for which it was not practicable to estimate fair value or measured and reported at net asset value (NAV) as of December 31, 2021.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below shows assets and liabilities measured and reported at fair value as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Preferred stock	$3,712	$—	$32,702	$36,414
Common stock	2,522	31,800	3,426	37,748
Other invested assets	—	1,084	—	1,084
Derivatives
Equity contracts	—	846	—	846
Foreign exchange contracts	—	563	—	563
Interest rate contracts	—	78,732	—	78,732
Separate account assets	2,087,213	10,673	671	2,098,557
Total assets	$2,093,447	$123,698	$36,799	$2,253,944

Liabilities:
Supplementary contracts and immediate annuities	$—	$—	$52,582	$52,582
Deposit type contracts	—	481,582	—	481,582
Derivatives
Credit contracts	—	34	—	34
Equity contracts	—	570	—	570
Foreign exchange contracts	—	166	—	166
Interest rate contracts	527	46,363	—	46,890
Total liabilities	$527	$528,715	$52,582	$581,824

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below shows assets and liabilities measured and reported at fair value as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
Foreign	$—	$9	$—	$9
Preferred stock	5,265	—	43,054	48,319
Common stock	3,306	31,400	2,611	37,316
Derivatives
Equity contracts	—	3,019	—	3,019
Foreign exchange contracts	—	131	—	131
Interest rate contracts	—	12,850	—	12,850
Separate account assets	2,841,371	5,179	736	2,847,286
Total assets	$2,849,942	$52,588	$46,401	$2,948,930

Liabilities:
Supplementary contracts and immediate annuities	$—	$—	$37,523	$37,523
Deposit type contracts	—	555,318	—	555,318
Derivatives
Credit contracts	—	116	—	116
Equity contracts	—	2,225	—	2,225
Foreign exchange contracts	—	134	—	134
Interest rate contracts	103	61,827	—	61,930
Total liabilities	$103	$619,620	$37,523	$657,246

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2022:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Assets
Preferred Stock	$43,054	$—	$—	$—	$(10,352)	$—	$—	$—	$—	$32,702
Common Stock	2,611	1,332	—	—	(517)	—	—	—	—	3,426
Separate account assets	736	—	—	—	10	—	—	—	(75)	671
Total	$46,401	$1,332	$—	$—	$(10,859)	$—	$—	$—	$(75)	$36,799

Liabilities
Supplementary contracts and immediate annuities	$37,523	$18,000	$—	$—	$—	$—	$—	$—	$(2,941)	$52,582
Total	$37,523	$18,000	$—	$—	$—	$—	$—	$—	$(2,941)	$52,582

Transfers into or out of Level 3 during the year end December 31, 2022 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes, when prices are not available from one of the commercial pricing services, are reflected as transfers into Level 3. These securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Transfers into Level 3 for supplementary contracts and immediate annuities were the result of the determination that these contracts were interest bearing supplemental contracts that warrant valuation at fair value. When initially issued, they were considered to be retained asset accounts which were held as Level 3, but not valued using fair value.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2021:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Bonds
Preferred Stock	$—	$30,744	$—	$—	$12,310	$—	$—	$—	$—	$43,054
Common Stock	10,840	—	—	(109)	5,305	8,526	—	(19,689)	(2,262)	2,611
Separate account assets	754	—	—	—	58	—	—	—	(75)	736
Total	$11,594	$30,744	$—	$(109)	$17,673	$8,526	$—	$(19,689)	$(2,337)	$46,401
Liabilities
Supplementary contracts and immediate annuities	$40,817	$—	$—	$—	$—	$—	$—	$—	$(3,295)	$37,522
Total	$40,817	$—	$—	$—	$—	$—	$—	$—	$(3,295)	$37,522

Transfers into or out of Level 3 during the year ended December 31, 2021 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes, when prices are not available from one of the commercial pricing services, are reflected as transfers into Level 3. These securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

14.Commitments and Contingencies
Operating Leases: The Company is party to certain cost sharing agreements with other affiliated Voya Financial, Inc. companies. Included in these cost sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. During the years ended December 31, 2022, 2021 and 2020, rent expense totaled $1.1, $0.8 and $1.7, respectively.

Legal Proceedings - The Company is involved in threatened or pending lawsuits or arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation and arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. The Company’s litigation includes Henkel of America v. ReliaStar Life Insurance Company, et al. (USDC District of Connecticut, No. 1:18-cv-00965) (filed June 8, 2018). Plaintiff alleges that the Company breached the terms of a stop loss policy it issued to Plaintiff by refusing to reimburse Plaintiff for more than $47.0 in claims incurred by participants in prior years and submitted for coverage under the stop loss policy. Plaintiff alleges a breach of contract claim or, in the alternative, that the stop loss policy be declared to cover the submitted claims, and also asserts that the Company engaged in unfair trade practices and unfair insurance practices in violation of state statutes, and did so willfully and intentionally to warrant an award of punitive damages under state law. The Company denies the allegations, which it believes are without merit, and intends to defend the case vigorously.

In addition, the life insurance industry, including the Company, has experienced litigation alleging, for example, that insurance companies have breached the terms of their life insurance policies by increasing the insurance rates of the applicable policies inappropriately or by factoring into rate adjustments elements not disclosed under the terms of the applicable policies, and, consequently, unjustly enriched themselves. This litigation is generally known as cost of insurance litigation. While it is not possible to forecast the outcome of such lawsuits or arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits or arbitrations will not have a material adverse effect on the Company's operations or financial position at this time.

Cost of insurance litigation for the Company includes Advance Trust & Life Escrow Services, LTA v. ReliaStar Life Insurance Company (USDC District of Minnesota, No. 1:18-cv-02863) (filed October 5, 2018), a putative class action in which Plaintiff alleges that the Company’s universal life insurance policies only permitted the Company to rely upon the policyholders’ expected future mortality experience to establish the cost of insurance, and that as projected mortality experience improved, the policy language required the Company to decrease the cost of insurance. Plaintiff alleges that the Company did not decrease the cost of insurance as required, thereby breaching its contract with the policyholders, and seeks class certification. On March 29, 2022, the district court granted the Plaintiff’s motion for class certification and denied the Company’s motion for summary judgment. The Company denies the allegations

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

in the complaint, believes the complaint to be without merit, and will defend the lawsuit vigorously.

Regulatory Matters - As with many financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Some of the investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of such regulatory action is difficult to predict, but could subject the Company to adverse consequences, including, but not limited to, additional payments to beneficiaries, settlement payments, penalties, fines and other financial liability, and changes to the Company's policies and procedures. The potential economic consequences cannot be predicted, but management does not believe that the outcome of any such action will have a material adverse effect on the Company's financial position. It is the practice of the Company to cooperate fully in these matters.

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase private placements and commercial mortgage loans of $15.9 and $17.4 at December 31, 2022 and 2021, respectively. The Company is also committed to provide additional capital contributions of $282.1 and $273.3 at December 31, 2022 and 2021, respectively, in partnerships.

Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, death benefits, withdrawals, surrenders and dividends to its parent.

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. In addition, the investment portfolio is primarily composed of high quality fixed income investments, which include holdings of U.S. Government securities, high quality corporate bonds and agency backed residential mortgage backed securities. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the general account

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

15.    Financing Agreements
The Company has entered into a reciprocal loan agreement with Voya Financial, Inc. to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2030, the Company and Voya Financial, Inc. can borrow up to 2% of the Company’s admitted assets excluding separate accounts as of December 31 of the preceding year from one another. Interest on any borrowing by a subsidiary under a reciprocal loan agreement is charged at a rate based on the prevailing market rate for similar third-party borrowing or securities. Under this agreement, the Company received $1.7 interest income for the year ended December 31, 2022, and $0.0 and $0.1 for the years ended December 31, 2021, and 2020, respectively.

There was minimal interest expense incurred on borrowed money for the years ended December 31, 2022, 2021, and 2020.

As of December 31, 2022 and 2021, the Company had $121.0 and $0.0 outstanding receivable and no outstanding payable from Voya Financial, Inc. under the reciprocal loan agreement.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

16.    Related Party Transactions
The Company has entered into various management and services contracts with other affiliated Voya Financial, Inc. companies. The costs associated with these agreements are allocated among those companies in accordance with systematic cost allocation methods. Balances due to/from affiliates are settled monthly. The Company's material related party agreements are detailed below:

Investment Management: The Company has entered into an investment advisory agreement with Voya Investment Management LLC ("VIM") under which VIM provides the Company with investment management services. For the years ended December 31, 2022, 2021 and 2020, expenses were incurred in the amounts of $20.8, $22.0, and $30.6, respectively.

The Company has entered into a services agreement with VSC whereby VSC provides certain administrative, management, professional, advisory, consulting and other services to the Company. For the years ended December 31, 2022, 2021 and 2020, expenses were incurred in the amounts of $315.9, $414.1, and $341.3, respectively.

Effective on March 1, 2021, the Company acquired 49.9% of the issued and outstanding common stock of VSI from Voya Financial, Inc for $79.8.

On March 30, 2021 the Company received a return of capital of $52.0 cash and $51.6 in the form of investments from RR.

Tax Sharing Agreements: See Note 9 for disclosure related to the federal tax sharing agreement.

The Company has also entered into a state tax sharing agreement with Voya Financial, Inc. and each of the specific subsidiaries that are parties to the agreement.  The state tax agreement applies to situations in which Voya Financial, Inc. and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

17.    Accident and Health Contracts
The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2022	2021
	(In Thousands)
Balance at January 1	$469,148	$436,398
Less reinsurance recoverables	66,443	63,809
Net balance at January 1	402,705	372,589

Incurred related to:
Current year	375,474	336,594
Prior years	2,976	(1,535)
Total incurred	378,450	335,059

Paid related to:
Current year	239,801	211,310
Prior years	102,407	93,633
Total paid	342,208	304,943

Net balance at December 31	438,947	402,705
Plus reinsurance recoverables	87,361	66,443
Balance at December 31	$526,308	$469,148
-

The change in incurred losses and loss adjustment expenses attributable to insured events of prior years is generally the result of ongoing analysis of recent loss development trends, but could include a reduction due to retrospectively rated contracts. Incurred and paid claims are presented net of reinsurance. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

As a result of a modified coinsurance reinsurance agreement, the entire claim liability is held by the Company, while only 20% of the paid claims remain on the Company's financial statements. Incurred claims have been restated in 2021 to be presented net of modified coinsurance reinsurance to align with the presentation of these amounts in 2022.

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and unpaid claims on the balance sheet.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

18.    Retrospectively Rated Contracts
The Company estimates accrued retrospective premium adjustments for its group life and health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The Company records accrued retrospective premium as an adjustment to earned premium. The amount of group life premiums written, net of reinsurance, by the Company that was subject to retrospective rating features was $15.3, $16.2, and $16.0 for December 31, 2022, 2021, and 2020, respectively. This represented 2.6%, 3.1%, and 3.1% of the total group life premiums written, for December 31, 2022, 2021 and 2020, respectively. The amount of group health premiums written, net of reinsurance, which are subject to retrospective rating features by the Company was $122.3, $109.9, and $79.1 for December 31, 2022, 2021 and 2020, respectively. This represented 15.5%, 16.2%, and 12.2% of net group health premiums written at December 31, 2022, 2021 and 2020, respectively.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

19.    Direct Premiums Written/Produced by Managing General Agents/Third Party Administrators

Name of Managing General Agent or Third Party Administrator	FEIN Number	Exclusive Contract	Type of Business Written	Type of Authority Granted *	Total Direct Premiums Written
					(In Thousands)
2022
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C,CA,B,U	$204,593
Total					$204,593

2021
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C,CA,B,U	$168,507
Total					$168,507

2020
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C,CA,B,U	$161,212
Total					$161,212

* C = Claims payment, CA = Claims adjustment, B = Binding authority, U = Underwriting

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

20.    Subsequent Events
On January 3, 2023, the Company declared an extraordinary distribution, which has been recorded as a reduction to the Company's unassigned surplus, in the amount of $401.5, to its sole shareholder, Voya Holdings for ultimate distribution to Voya Financial, Inc., subject to approval of Minnesota Department of Commerce-Insurance Division, which was paid on February 07, 2023, after receipt of such approval.

The Company is not aware of any other events occurring subsequent to December 31, 2022 that may have a material effect on the Company's financial statements. The Company evaluated events subsequent to December 31, 2022 through March 31, 2023, the date the financial statements were available to be issued.